UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Tina Wilson
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/2018

Date of reporting period:	3/31/2018

Item 1. Schedule of Investments.

MML Asset Momentum Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 67.2%

COMMON STOCK — 67.2%
Communications — 14.2%
Internet — 12.8%
Amazon.com, Inc. (a)	1,220	$1,765,755
Facebook, Inc. Class A (a)	11,600	1,853,564

		3,619,319

Telecommunications — 1.4%
1&1 Drillisch AG	3,800	255,967
NTT DOCOMO, Inc.	5,600	142,573

		398,540

		4,017,859

Consumer, Cyclical — 10.5%
Distribution & Wholesale — 2.6%
Pool Corp.	5,100	745,722

Home Builders — 6.0%
NVR, Inc. (a)	600	1,680,000

Retail — 0.4%
Fielmann AG	1,400	113,322

Textiles — 1.5%
Mohawk Industries, Inc. (a)	1,800	417,996

		2,957,040

Consumer, Non-cyclical — 6.2%
Biotechnology — 1.2%
CSL Ltd.	2,800	336,690

Foods — 0.9%
Nestle SA Registered	1,300	102,916
Saputo, Inc.	4,500	144,429

		247,345

Health Care – Products — 0.8%
Advanced Medical Solutions Group PLC	54,300	241,282

Health Care – Services — 2.1%
Fresenius SE & Co. KGaA	5,900	450,659
Ramsay Health Care Ltd.	3,000	144,439

		595,098

Household Products & Wares — 1.2%
Henkel AG & Co. KGaA	2,000	251,720
Portmeirion Group PLC	5,600	81,405

		333,125

		1,753,540

Financial — 15.7%
Banks — 12.0%
Associated Banc-Corp.	11,500	285,775
Bank of America Corp.	9,400	281,906
BOK Financial Corp.	3,100	306,869

	Number of Shares	Value
Comerica, Inc.	3,000	$287,790
Fifth Third Bancorp	9,000	285,750
JP Morgan Chase & Co.	2,600	285,922
KeyCorp	13,800	269,790
Regions Financial Corp.	15,200	282,416
SVB Financial Group (a)	1,100	264,011
Synovus Financial Corp.	5,800	289,652
Western Alliance Bancorp (a)	4,900	284,739
Zions Bancorp	5,300	279,469

		3,404,089

Diversified Financial Services — 3.3%
Mastercard, Inc. Class A	5,300	928,348

Private Equity — 0.4%
Onex Corp.	1,700	122,609

		4,455,046

Industrial — 19.2%
Aerospace & Defense — 6.5%
Lockheed Martin Corp.	5,400	1,824,822

Building Materials — 0.3%
Breedon Group PLC (a)	88,100	98,336

Electronics — 7.3%
Halma PLC	17,600	291,514
Honeywell International, Inc.	12,300	1,777,473

		2,068,987

Hand & Machine Tools — 0.5%
Schindler Holding AG	700	150,984

Machinery – Diversified — 2.0%
Cummins, Inc.	1,500	243,135
Roper Technologies, Inc.	1,100	308,759

		551,894

Miscellaneous – Manufacturing — 2.6%
A.O. Smith Corp.	4,200	267,078
General Electric Co.	16,000	215,680
Illinois Tool Works, Inc.	1,700	266,322

		749,080

		5,444,103

Technology — 1.4%
Software — 1.4%
EMIS Group PLC	11,800	134,455
Nexus AG	3,400	106,398
Open Text Corp.	4,200	146,113

		386,966

TOTAL COMMON STOCK (Cost $17,924,232)		19,014,554

TOTAL EQUITIES (Cost $17,924,232)		19,014,554

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 14.1%

U.S. TREASURY OBLIGATIONS — 14.1%
U.S. Treasury Bonds & Notes — 14.1%
U.S. Treasury Note (b)	$1,000,000	$999,258
U.S. Treasury Note (b)	3,000,000	2,975,024

		3,974,282

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,990,039)		3,974,282

TOTAL BONDS & NOTES (Cost $3,990,039)		3,974,282

	Number of Shares
MUTUAL FUNDS — 9.6%
Diversified Financial Services — 9.6%
iShares MSCI Brazil Capped Index Fund	36,000	1,615,680
iShares MSCI India ETF	6,600	225,258
Vanguard Total Stock Market ETF	6,500	882,180

		2,723,118

TOTAL MUTUAL FUNDS (Cost $2,200,226)		2,723,118

TOTAL LONG-TERM INVESTMENTS (Cost $24,114,497)		25,711,954

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.5%
Repurchase Agreement — 7.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (c)	$2,122,650	$2,122,650

TOTAL SHORT-TERM INVESTMENTS (Cost $2,122,650)		2,122,650

TOTAL INVESTMENTS — 98.4% (Cost $26,237,147) (d)		27,834,604

Other Assets/(Liabilities) — 1.6%		444,026

NET ASSETS — 100.0%		$28,278,630

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $2,122,824. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $2,168,308.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contract to Buy
THB	42,808,350	HSBC Bank USA	11/13/18		$1,300,000	$79,683

Cross Currency Forwards
MYR	6,000,000	Barclays Bank PLC	2/22/19	JPY	159,300,000	$6,751

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Nasdaq 100 E Mini Index	6/15/18	55	$7,547,428	$(294,028)
S&P 500 E Mini Index	6/15/18	123	16,779,454	(525,004)

				$(819,032)

Currency Legend

JPY	Japanese Yen
MYR	Malaysian Ringgit
THB	Thai Baht

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 70.6%

COMMON STOCK — 70.5%
Basic Materials — 1.3%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	7,795	$1,239,638
Albemarle Corp.	5,110	473,901
CF Industries Holdings, Inc.	37,990	1,433,363
DowDuPont, Inc.	2,820	179,662
Eastman Chemical Co.	6,070	640,871
LyondellBasell Industries NV Class A	10,230	1,081,106
Monsanto Co.	6,694	781,123
PPG Industries, Inc.	8	893
Praxair, Inc.	6,736	972,005
The Sherwin-Williams Co.	3	1,176

		6,803,738

Forest Products & Paper — 0.0%
International Paper Co.	3,587	191,654

Iron & Steel — 0.0%
Nucor Corp.	56	3,421

Mining — 0.3%
Freeport-McMoRan, Inc. (a)	70,864	1,245,080
Newmont Mining Corp.	23,670	924,787

		2,169,867

		9,168,680

Communications — 9.2%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	6,922	159,414
Omnicom Group, Inc.	3,747	272,294

		431,708

Internet — 5.8%
Alphabet, Inc. Class A (a)	11,020	11,429,283
Alphabet, Inc. Class C (a)	6,591	6,800,528
Amazon.com, Inc. (a)	3,550	5,138,057
Booking Holdings, Inc. (a)	891	1,853,628
eBay, Inc. (a)	20,777	836,066
Expedia Group, Inc.	5,157	569,384
F5 Networks, Inc. (a)	6,200	896,582
Facebook, Inc. Class A (a)	60,670	9,694,459
Netflix, Inc. (a)	1,593	470,493
Symantec Corp.	55	1,422
TripAdvisor, Inc. (a)	37	1,513
VeriSign, Inc. (a)	16,091	1,907,749

		39,599,164

Media — 1.5%
CBS Corp. Class B	57	2,929
Charter Communications, Inc. Class A (a)	401	124,799

	Number of Shares	Value
Comcast Corp. Class A	128,424	$4,388,248
Discovery Communications, Inc. Class A (a)	27,900	597,897
Discovery Communications, Inc. Class C (a)	15,443	301,447
DISH Network Corp. Class A (a)	12,200	462,258
News Corp. Class A	81,166	1,282,423
Time Warner, Inc.	18,005	1,702,913
Twenty-First Century Fox, Inc. Class A	19,567	717,913
Twenty-First Century Fox, Inc. Class B	8,100	294,597
Viacom, Inc. Class B	12,810	397,879
The Walt Disney Co.	2	201

		10,273,504

Telecommunications — 1.8%
AT&T, Inc.	184,253	6,568,620
CenturyLink, Inc.	28	460
Cisco Systems, Inc.	103,042	4,419,471
Juniper Networks, Inc.	25,489	620,147
Motorola Solutions, Inc.	3,137	330,326
Verizon Communications, Inc.	7,155	342,152

		12,281,176

		62,585,552

Consumer, Cyclical — 6.4%
Airlines — 0.9%
Alaska Air Group, Inc.	21,700	1,344,532
American Airlines Group, Inc.	28,200	1,465,272
Delta Air Lines, Inc.	23,200	1,271,592
Southwest Airlines Co.	10,383	594,738
United Continental Holdings, Inc. (a)	22,100	1,535,287

		6,211,421

Apparel — 0.5%
Hanesbrands, Inc.	6,900	127,098
Michael Kors Holdings Ltd. (a)	6,900	428,352
NIKE, Inc. Class B	84	5,581
Ralph Lauren Corp.	13,350	1,492,530
VF Corp.	14,900	1,104,388

		3,157,949

Auto Manufacturers — 0.6%
Ford Motor Co.	128,513	1,423,924
General Motors Co.	45,200	1,642,568
PACCAR, Inc.	14,022	927,836

		3,994,328

Auto Parts & Equipment — 0.4%
Aptiv PLC	9,300	790,221
BorgWarner, Inc.	33,300	1,672,659
Delphi Technologies PLC	3,100	147,715

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Goodyear Tire & Rubber Co.	4,351	$115,650

		2,726,245

Distribution & Wholesale — 0.1%
Fastenal Co.	82	4,476
W.W. Grainger, Inc.	3,402	960,283

		964,759

Home Builders — 0.2%
D.R. Horton, Inc.	21,747	953,388
PulteGroup, Inc.	16,873	497,585

		1,450,973

Home Furnishing — 0.0%
Leggett & Platt, Inc.	86	3,815
Whirlpool Corp.	1,243	190,316

		194,131

Leisure Time — 0.3%
Harley-Davidson, Inc.	34,902	1,496,597
Royal Caribbean Cruises Ltd.	3,720	437,993

		1,934,590

Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	12,700	1,000,252
Marriott International, Inc. Class A	14,171	1,926,972
Wyndham Worldwide Corp.	5,709	653,281
Wynn Resorts Ltd.	3,038	554,010

		4,134,515

Retail — 2.8%
AutoZone, Inc. (a)	494	320,453
Best Buy Co., Inc.	11,892	832,321
Costco Wholesale Corp.	7,370	1,388,729
Darden Restaurants, Inc.	2,654	226,254
Dollar Tree, Inc. (a)	48	4,555
Foot Locker, Inc.	42,300	1,926,342
The Gap, Inc.	10,990	342,888
Genuine Parts Co.	34	3,055
The Home Depot, Inc.	11,887	2,118,739
Kohl’s Corp.	6,330	414,678
L Brands, Inc.	2,200	84,062
Lowe’s Cos., Inc.	95	8,336
Macy’s, Inc.	76,551	2,276,627
McDonald’s Corp.	7,350	1,149,393
Nordstrom, Inc.	2,308	111,730
O’Reilly Automotive, Inc. (a)	333	82,378
PVH Corp.	1,620	245,317
Ross Stores, Inc.	2,644	206,179
Signet Jewelers Ltd.	34,900	1,344,348
Starbucks Corp.	54	3,126
Tapestry, Inc.	6,220	327,234
Target Corp.	17,286	1,200,167
Tiffany & Co.	802	78,323
The TJX Cos., Inc.	3,106	253,325
Walgreens Boots Alliance, Inc.	16,557	1,083,987

	Number of Shares	Value
Walmart, Inc.	30,922	$2,751,130
Yum! Brands, Inc.	35	2,980

		18,786,656

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	461	38,862
Mattel, Inc.	90	1,184

		40,046

		43,595,613

Consumer, Non-cyclical — 15.4%
Agriculture — 0.5%
Altria Group, Inc.	27,959	1,742,405
Archer-Daniels-Midland Co.	92	3,990
Philip Morris International, Inc.	16,486	1,638,708

		3,385,103

Beverages — 0.8%
Brown-Forman Corp. Class B	15	816
The Coca-Cola Co.	14,930	648,410
Constellation Brands, Inc. Class A	542	123,533
Dr. Pepper Snapple Group, Inc.	4,404	521,345
PepsiCo, Inc.	36,270	3,958,870

		5,252,974

Biotechnology — 1.7%
Amgen, Inc.	27,781	4,736,105
Biogen, Inc. (a)	3,662	1,002,729
Celgene Corp. (a)	16,176	1,443,061
Gilead Sciences, Inc.	54,610	4,117,048

		11,298,943

Commercial Services — 1.5%
Automatic Data Processing, Inc.	4,809	545,725
Cintas Corp.	1,878	320,349
Ecolab, Inc.	2	274
Equifax, Inc.	132	15,551
H&R Block, Inc.	29,063	738,491
Moody’s Corp.	3,330	537,129
PayPal Holdings, Inc. (a)	30,877	2,342,638
Quanta Services, Inc. (a)	13	447
Robert Half International, Inc.	26	1,505
S&P Global, Inc.	5,508	1,052,359
Total System Services, Inc.	26,107	2,251,990
United Rentals, Inc. (a)	7,110	1,228,110
The Western Union Co.	71,888	1,382,406

		10,416,974

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	5,906	423,342
The Estee Lauder Cos., Inc. Class A	7,910	1,184,285
The Procter & Gamble Co.	68,829	5,456,763

		7,064,390

Foods — 0.7%
Campbell Soup Co.	1,624	70,335

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Conagra Brands, Inc.	45,174	$1,666,017
General Mills, Inc.	1,962	88,408
The Hershey Co.	1,647	162,987
Hormel Foods Corp.	15,732	539,922
The J.M. Smucker Co.	845	104,788
Kellogg Co.	8,428	547,904
The Kraft Heinz Co.	4,958	308,834
The Kroger Co.	34,958	836,895
McCormick & Co., Inc.	161	17,129
Mondelez International, Inc. Class A	75	3,130
Sysco Corp.	5,334	319,827
Tyson Foods, Inc. Class A	4,301	314,790

		4,980,966

Health Care – Products — 2.0%
Abbott Laboratories	31,601	1,893,532
Align Technology, Inc. (a)	2,440	612,757
Baxter International, Inc.	37,161	2,416,952
Becton, Dickinson & Co.	5,652	1,224,788
Boston Scientific Corp. (a)	46,600	1,273,112
The Cooper Cos., Inc.	1,240	283,724
Danaher Corp.	11,256	1,102,075
DENTSPLY SIRONA, Inc.	56	2,817
Edwards Lifesciences Corp. (a)	30	4,186
Hologic, Inc. (a)	1,400	52,304
Intuitive Surgical, Inc. (a)	288	118,895
Medtronic PLC	36,300	2,911,986
Patterson Cos., Inc.	86	1,912
Stryker Corp.	4,630	745,060
Thermo Fisher Scientific, Inc.	3,971	819,853
Varian Medical Systems, Inc. (a)	2,097	257,197
Zimmer Biomet Holdings, Inc.	2,455	267,693

		13,988,843

Health Care – Services — 1.8%
Aetna, Inc.	6,227	1,052,363
Anthem, Inc.	5,796	1,273,381
Centene Corp. (a)	17,600	1,880,912
Cigna Corp.	6,512	1,092,323
DaVita, Inc. (a)	3,030	199,798
HCA Healthcare, Inc.	2,600	252,200
Humana, Inc.	1,084	291,412
Laboratory Corp. of America Holdings (a)	2	324
Quest Diagnostics, Inc.	3,309	331,893
UnitedHealth Group, Inc.	26,944	5,766,016
Universal Health Services, Inc. Class B	50	5,920

		12,146,542

Household Products & Wares — 0.2%
Avery Dennison Corp.	1,915	203,469
The Clorox Co.	723	96,238

	Number of Shares	Value
Kimberly-Clark Corp.	7,345	$808,905

		1,108,612

Pharmaceuticals — 5.2%
AbbVie, Inc.	49,322	4,668,327
Allergan PLC	9,790	1,647,559
AmerisourceBergen Corp.	1,507	129,919
Bristol-Myers Squibb Co.	20,767	1,313,513
Cardinal Health, Inc.	15,778	988,965
CVS Health Corp.	21,694	1,349,584
Eli Lilly & Co.	16,614	1,285,425
Express Scripts Holding Co. (a)	23,301	1,609,633
Johnson & Johnson	57,122	7,320,184
McKesson Corp.	7,525	1,060,047
Merck & Co., Inc.	51,583	2,809,726
Mylan NV (a)	32,247	1,327,609
Perrigo Co. PLC	20,600	1,716,804
Pfizer, Inc.	207,241	7,354,983
Zoetis, Inc.	11,400	952,014

		35,534,292

		105,177,639

Energy — 3.0%
Oil & Gas — 2.8%
Anadarko Petroleum Corp.	48	2,900
Andeavor	2,517	253,110
Apache Corp.	21	808
Cabot Oil & Gas Corp.	48	1,151
Chesapeake Energy Corp. (a)	90	272
Chevron Corp.	17,788	2,028,544
ConocoPhillips	39	2,312
Devon Energy Corp.	43,647	1,387,538
EOG Resources, Inc.	6,478	681,939
EQT Corp.	97	4,608
Exxon Mobil Corp.	63,897	4,767,355
Helmerich & Payne, Inc.	60	3,994
Hess Corp.	32	1,620
Marathon Oil Corp.	106,627	1,719,893
Marathon Petroleum Corp.	37,706	2,756,686
Newfield Exploration Co. (a)	36,100	881,562
Noble Energy, Inc.	56	1,697
Occidental Petroleum Corp.	13,315	864,942
Phillips 66	2,869	275,194
Pioneer Natural Resources Co.	1	172
Range Resources Corp.	99	1,439
Valero Energy Corp.	33,500	3,107,795

		18,745,531

Oil & Gas Services — 0.2%
Baker Hughes a GE Co.	31	861
Halliburton Co.	17,867	838,677
National Oilwell Varco, Inc.	5,594	205,915
Schlumberger Ltd.	4,531	293,518

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TechnipFMC PLC	8,340	$245,613

		1,584,584

Pipelines — 0.0%
Kinder Morgan, Inc.	38	572
The Williams Cos., Inc.	48	1,194

		1,766

		20,331,881

Financial — 13.9%
Banks — 7.2%
Bank of America Corp.	278,498	8,352,155
The Bank of New York Mellon Corp.	29,707	1,530,802
BB&T Corp.	3,166	164,759
Capital One Financial Corp.	9,142	875,986
Citigroup, Inc.	95,251	6,429,442
Citizens Financial Group, Inc.	57,900	2,430,642
Comerica, Inc.	8,721	836,606
Fifth Third Bancorp	67,621	2,146,967
The Goldman Sachs Group, Inc.	12,980	3,269,143
Huntington Bancshares, Inc.	6,800	102,680
JP Morgan Chase & Co.	109,722	12,066,128
KeyCorp	32,764	640,536
M&T Bank Corp.	1,355	249,808
Morgan Stanley	61,597	3,323,774
Northern Trust Corp.	5,059	521,735
The PNC Financial Services Group, Inc.	12,918	1,953,718
Regions Financial Corp.	26,415	490,791
State Street Corp.	17,476	1,742,881
SunTrust Banks, Inc.	12,100	823,284
US Bancorp	7,602	383,901
Wells Fargo & Co.	17,416	912,773
Zions Bancorp	4,241	223,628

		49,472,139

Diversified Financial Services — 2.6%
Alliance Data Systems Corp.	880	187,317
American Express Co.	23,549	2,196,651
Ameriprise Financial, Inc.	11,356	1,680,006
BlackRock, Inc.	3,180	1,722,669
The Charles Schwab Corp.	4,612	240,839
Discover Financial Services	1,783	128,251
E*TRADE Financial Corp. (a)	12,761	707,087
Franklin Resources, Inc.	6,387	221,501
Intercontinental Exchange, Inc.	15	1,088
Invesco Ltd.	37,212	1,191,156
Mastercard, Inc. Class A	17,840	3,124,854
Nasdaq, Inc.	45	3,880
Navient Corp.	142,991	1,876,042
Raymond James Financial, Inc.	4,900	438,109
Synchrony Financial	20,100	673,953
T. Rowe Price Group, Inc.	15,606	1,684,980

	Number of Shares	Value
Visa, Inc. Class A	11,872	$1,420,129

		17,498,512

Insurance — 2.8%
Aflac, Inc.	28,944	1,266,590
The Allstate Corp.	12,035	1,140,918
American International Group, Inc.	46	2,503
Aon PLC	3,445	483,437
Assurant, Inc.	5,216	476,795
Berkshire Hathaway, Inc. Class B (a)	13,486	2,690,187
Brighthouse Financial, Inc. (a)	26	1,336
Chubb Ltd.	7,568	1,035,075
Cincinnati Financial Corp.	4,419	328,155
Everest Re Group Ltd.	3,000	770,460
The Hartford Financial Services Group, Inc.	5,952	306,647
Lincoln National Corp.	30,851	2,253,974
Loews Corp.	20,783	1,033,539
Marsh & McLennan Cos., Inc.	5,813	480,096
MetLife, Inc.	32,190	1,477,199
Principal Financial Group, Inc.	8,129	495,137
The Progressive Corp.	18,114	1,103,686
Prudential Financial, Inc.	15,737	1,629,566
Torchmark Corp.	3,282	276,246
The Travelers Cos., Inc.	2,287	317,573
Unum Group	36,931	1,758,285
XL Group Ltd.	3,788	209,325

		19,536,729

Investment Companies — 0.0%
Leucadia National Corp.	37	841

Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	24,287	1,146,832

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	119	17,295
Apartment Investment & Management Co. Class A	685	27,914
AvalonBay Communities, Inc.	2,081	342,241
Boston Properties, Inc.	3	370
Digital Realty Trust, Inc.	280	29,506
Duke Realty Corp.	68,100	1,803,288
Equinix, Inc.	120	50,177
Equity Residential	56	3,451
Essex Property Trust, Inc.	1,500	361,020
Extra Space Storage, Inc.	7,000	611,520
GGP, Inc.	19,700	403,062
HCP, Inc.	35	813
Host Hotels & Resorts, Inc.	27,837	518,882
Iron Mountain, Inc.	48	1,577
Kimco Realty Corp.	2,767	39,845
Mid-America Apartment Communities, Inc.	60	5,474
Prologis, Inc.	1,338	84,281

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Public Storage	203	$40,679
Simon Property Group, Inc.	645	99,556
Ventas, Inc.	28,825	1,427,702
Vornado Realty Trust	1,373	92,403
Welltower, Inc.	2,100	114,303
Weyerhaeuser Co.	20,626	721,910

		6,797,269

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	473,050

		94,925,372

Industrial — 6.2%
Aerospace & Defense — 1.3%
Arconic, Inc.	8	184
The Boeing Co.	18,292	5,997,581
General Dynamics Corp.	602	132,982
Harris Corp.	770	124,186
L3 Technologies, Inc.	970	201,760
Lockheed Martin Corp.	1,530	517,033
Northrop Grumman Corp.	3,968	1,385,308
Raytheon Co.	889	191,864
Rockwell Collins, Inc.	8	1,079
United Technologies Corp.	1,410	177,406

		8,729,383

Building Materials — 0.0%
Johnson Controls International PLC	65	2,290
Masco Corp.	25	1,011
Vulcan Materials Co.	5	571

		3,872

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	25,500	1,937,235
Emerson Electric Co.	4,869	332,553

		2,269,788

Electronics — 1.0%
Agilent Technologies, Inc.	15,163	1,014,405
Allegion PLC	1,633	139,279
Amphenol Corp. Class A	4,264	367,258
Corning, Inc.	6,667	185,876
FLIR Systems, Inc.	2,852	142,628
Fortive Corp.	5,878	455,663
Garmin Ltd.	2,100	123,753
Honeywell International, Inc.	14,922	2,156,378
PerkinElmer, Inc.	2,720	205,958
TE Connectivity Ltd.	14,300	1,428,570
Waters Corp. (a)	1,540	305,921

		6,525,689

Engineering & Construction — 0.4%
Fluor Corp.	16,809	961,811
Jacobs Engineering Group, Inc.	27,320	1,615,978

		2,577,789

	Number of Shares	Value
Environmental Controls — 0.0%
Republic Services, Inc.	337	$22,320
Stericycle, Inc. (a)	97	5,677
Waste Management, Inc.	1,973	165,969

		193,966

Hand & Machine Tools — 0.0%
Snap-on, Inc.	1	147
Stanley Black & Decker, Inc.	9	1,379

		1,526

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	20,655	3,044,134

Machinery – Diversified — 0.5%
Cummins, Inc.	11,795	1,911,852
Deere & Co.	5,870	911,728
Flowserve Corp.	70	3,033
Rockwell Automation, Inc.	493	85,881
Roper Technologies, Inc.	663	186,097
Xylem, Inc.	3,355	258,067

		3,356,658

Miscellaneous – Manufacturing — 1.6%
3M Co.	11,212	2,461,258
Dover Corp.	5,173	508,092
Eaton Corp. PLC	13,566	1,084,059
General Electric Co.	86	1,159
Illinois Tool Works, Inc.	14,905	2,335,017
Ingersoll-Rand PLC	9,600	820,896
Parker-Hannifin Corp.	12,218	2,089,645
Pentair PLC	18,023	1,227,907
Textron, Inc.	4,672	275,508

		10,803,541

Packaging & Containers — 0.1%
Ball Corp.	4	159
Packaging Corp. of America	750	84,525
Sealed Air Corp.	53	2,268
WestRock Co.	9,167	588,246

		675,198

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	120	11,245
CSX Corp.	3,507	195,375
Expeditors International of Washington, Inc.	126	7,976
Norfolk Southern Corp.	7,813	1,060,849
Union Pacific Corp.	16,712	2,246,594
United Parcel Service, Inc. Class B	4,880	510,741

		4,032,780

		42,214,324

Technology — 13.4%
Computers — 4.9%
Accenture PLC Class A	8,860	1,360,010
Apple, Inc.	119,897	20,116,319

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cognizant Technology Solutions Corp. Class A	10,256	$825,608
CSRA, Inc.	3,126	128,885
DXC Technology Co.	16,979	1,706,899
Hewlett Packard Enterprise Co.	67,274	1,179,986
HP, Inc.	21,274	466,326
International Business Machines Corp.	15,040	2,307,587
NetApp, Inc.	35,798	2,208,378
Seagate Technology PLC	17,400	1,018,248
Western Digital Corp.	25,647	2,366,449

		33,684,695

Office & Business Equipment — 0.2%
Xerox Corp.	55,436	1,595,448

Semiconductors — 3.7%
Analog Devices, Inc.	1,072	97,691
Applied Materials, Inc.	41,339	2,298,862
Broadcom Ltd.	219	51,607
Intel Corp.	164,423	8,563,150
KLA-Tencor Corp.	19,689	2,146,298
Lam Research Corp.	10,423	2,117,537
Microchip Technology, Inc.	12,421	1,134,783
Micron Technology, Inc. (a)	29,817	1,554,658
NVIDIA Corp.	7,486	1,733,683
QUALCOMM, Inc.	35,100	1,944,891
Skyworks Solutions, Inc.	6,010	602,563
Texas Instruments, Inc.	22,274	2,314,046
Xilinx, Inc.	3,756	271,333

		24,831,102

Software — 4.6%
Activision Blizzard, Inc.	23,800	1,605,548
Adobe Systems, Inc. (a)	12,600	2,722,608
Akamai Technologies, Inc. (a)	26	1,845
ANSYS, Inc. (a)	2,350	368,222
Autodesk, Inc. (a)	37	4,646
CA, Inc.	15,073	510,975
Cadence Design Systems, Inc. (a)	32,500	1,195,025
Citrix Systems, Inc. (a)	77	7,146
Electronic Arts, Inc. (a)	867	105,115
Fidelity National Information Services, Inc.	5,500	529,650
Fiserv, Inc. (a)	3,352	239,031
Intuit, Inc.	9,710	1,683,228
Microsoft Corp.	167,695	15,305,523
Oracle Corp.	87,557	4,005,733
Paychex, Inc.	64	3,942
Red Hat, Inc. (a)	15,181	2,269,711
salesforce.com, Inc. (a)	7,004	814,565
Synopsys, Inc. (a)	600	49,944

		31,422,457

		91,533,702

	Number of Shares	Value
Utilities — 1.7%
Electric — 1.7%
AES Corp.	55,887	$635,435
Ameren Corp.	660	37,376
American Electric Power Co., Inc.	8,385	575,127
CenterPoint Energy, Inc.	23,731	650,229
CMS Energy Corp.	7,903	357,927
Consolidated Edison, Inc.	2,182	170,065
Dominion Energy, Inc.	1,716	115,710
DTE Energy Co.	3,020	315,288
Duke Energy Corp.	5,790	448,551
Edison International	17,526	1,115,705
Entergy Corp.	21,498	1,693,612
Eversource Energy	812	47,843
Exelon Corp.	22,140	863,681
FirstEnergy Corp.	44,980	1,529,770
NextEra Energy, Inc.	3,040	496,523
NRG Energy, Inc.	1,200	36,636
PG&E Corp.	13,916	611,330
Pinnacle West Capital Corp.	1,396	111,401
PPL Corp.	11,618	328,673
Public Service Enterprise Group, Inc.	1,424	71,542
SCANA Corp.	2,947	110,660
Sempra Energy	2,231	248,132
The Southern Co.	7,922	353,797
WEC Energy Group, Inc.	4,542	284,783
Xcel Energy, Inc.	5,472	248,867

		11,458,663

Gas — 0.0%
NiSource, Inc.	713	17,048

		11,475,711

TOTAL COMMON STOCK (Cost $335,219,759)		481,008,474

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165%, VRN 5.100%	20,000	534,200

TOTAL PREFERRED STOCK (Cost $500,000)		534,200

TOTAL EQUITIES (Cost $335,719,759)		481,542,674

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 28.8%

CORPORATE DEBT — 10.9%
Advertising — 0.0%
WPP Finance 2010 5.625% 11/15/43	$204,000	$221,265

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	80,000	98,709

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	165,000	155,128
Bunge Ltd. Finance Corp. 3.500% 11/24/20	160,000	160,548
Reynolds American, Inc. 5.850% 8/15/45	120,000	140,381

		456,057

Airlines — 0.3%
American Airlines Group, Inc. (b) 5.500% 10/01/19	1,379,000	1,410,924
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	33,202	33,318
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	304,927	304,317
WestJet Airlines Ltd. (b) 3.500% 6/16/21	117,000	116,521

		1,865,080

Auto Manufacturers — 0.2%
Ford Motor Co. 5.291% 12/08/46	80,000	78,232
Ford Motor Credit Co. LLC 3.470% 4/05/21	215,000	214,717
Ford Motor Credit Co. LLC 4.375% 8/06/23	200,000	202,897
General Motors Co. 4.200% 10/01/27	215,000	210,402
General Motors Co. 5.150% 4/01/38	130,000	129,583
General Motors Financial Co., Inc. 3.500% 11/07/24	515,000	497,197
Hyundai Capital America (b) 2.550% 2/06/19	170,000	169,531
Hyundai Capital America (b) 2.875% 8/09/18	135,000	134,997

		1,637,556

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	85,000	89,146

	Principal Amount	Value
Banks — 1.4%
Associated Banc-Corp. 2.750% 11/15/19	$460,000	$457,693
Associated Banc-Corp. 4.250% 1/15/25	494,000	501,207
Banco Santander SA 3.125% 2/23/23	400,000	387,646
Banco Santander SA 4.250% 4/11/27	200,000	199,213
Bank of America Corp. 4.183% 11/25/27	405,000	401,495
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	200,000	204,195
Bank of America Corp. 6.110% 1/29/37	220,000	264,697
Bank of America Corp. 7.750% 5/14/38	95,000	131,531
Bank of Montreal VRN (c) 3.803% 12/15/32	245,000	232,106
The Bank of Nova Scotia 4.500% 12/16/25	200,000	204,176
The Bank of Nova Scotia VRN (c) 4.650% 12/31/99	415,000	391,656
Barclays PLC 4.337% 1/10/28	260,000	257,815
BPCE SA (b) 3.500% 10/23/27	420,000	396,748
Citigroup, Inc. 3.875% 3/26/25	562,000	556,135
Citigroup, Inc. 8.125% 7/15/39	90,000	136,287
Credit Suisse Group AG (b) 4.282% 1/09/28	250,000	250,587
Deutsche Bank AG 3.150% 1/22/21	135,000	132,987
First Republic Bank 4.375% 8/01/46	685,000	679,513
Fulton Financial Corp. 3.600% 3/16/22	230,000	227,757
The Goldman Sachs Group, Inc. VRN (c) 3.814% 4/23/29	260,000	254,871
The Goldman Sachs Group, Inc. 5.950% 1/15/27	212,000	236,956
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	76,081
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	93,954
HSBC Holdings PLC 4.250% 3/14/24	200,000	201,054
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	138,225

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 3.625% 12/01/27	$205,000	$196,570
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	235,821
Morgan Stanley 4.350% 9/08/26	200,000	201,426
Regions Bank 7.500% 5/15/18	130,000	130,723
SVB Financial Group 3.500% 1/29/25	460,000	449,471
SVB Financial Group 5.375% 9/15/20	75,000	79,058
Turkiye Garanti Bankasi AS (b) 4.750% 10/17/19	445,000	447,864
Valley National Bancorp 5.125% 9/27/23	245,000	258,346
Wells Fargo & Co. 5.375% 11/02/43	159,000	175,551
Wells Fargo & Co. 5.606% 1/15/44	110,000	126,123

		9,315,538

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	575,000	620,144
Molson Coors Brewing Co. 4.200% 7/15/46	90,000	85,068

		705,212

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	90,000	100,036
Baxalta, Inc. 5.250% 6/23/45	140,000	152,881
Celgene Corp. 3.450% 11/15/27	310,000	293,861
Celgene Corp. 4.350% 11/15/47	200,000	190,384

		737,162

Building Materials — 0.2%
CRH America Finance, Inc. (b) (d) 3.950% 4/04/28	320,000	318,994
Standard Industries, Inc. (b) 5.000% 2/15/27	471,000	457,195
Standard Industries, Inc. (b) 5.375% 11/15/24	246,000	249,075
Standard Industries, Inc. (b) 5.500% 2/15/23	178,000	184,230

		1,209,494

Chemicals — 0.1%
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	185,000	193,162

	Principal Amount	Value
LYB International Finance BV 5.250% 7/15/43	$175,000	$191,859
Monsanto Co. 4.400% 7/15/44	100,000	97,259
The Mosaic Co. 3.250% 11/15/22	25,000	24,477
The Mosaic Co. 4.050% 11/15/27	190,000	185,310
RPM International, Inc. 3.750% 3/15/27	110,000	107,164
The Sherwin-Williams Co. 4.500% 6/01/47	105,000	104,519

		903,750

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	752,000	783,960
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	96,279

		880,239

Computers — 0.3%
Dell International LLC/EMC Corp. (b) 3.480% 6/01/19	450,000	452,035
Dell International LLC/EMC Corp. (b) 6.020% 6/15/26	76,000	81,846
DXC Technology Co. 4.750% 4/15/27	275,000	285,289
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	847,525

		1,666,695

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	395,000	384,130
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875% 1/23/28	780,000	743,678
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	290,000	297,056
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	284,347
Aircastle Ltd. 5.000% 4/01/23	275,000	283,594
Ally Financial, Inc. 3.250% 11/05/18	485,000	485,606
Ally Financial, Inc. 4.750% 9/10/18	360,000	362,772
Ares Finance Co. LLC (b) 4.000% 10/08/24	355,000	344,910
Brookfield Finance LLC 4.000% 4/01/24	455,000	458,351

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Discover Financial Services 4.100% 2/09/27	$265,000	$262,870
Genpact Luxembourg Sarl (b) 3.700% 4/01/22	360,000	353,284
High Street Funding Trust I (b) 4.111% 2/15/28	1,005,000	1,010,416
International Lease Finance Corp. 3.875% 4/15/18	270,000	270,048
International Lease Finance Corp. 6.250% 5/15/19	15,000	15,515
Lazard Group LLC 3.625% 3/01/27	184,000	178,950
Lazard Group LLC 4.250% 11/14/20	600,000	616,692
Legg Mason, Inc. 5.625% 1/15/44	175,000	190,012
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (b) 4.500% 3/15/27	170,000	172,502

		6,714,733

Electric — 0.6%
The Cleveland Electric Illuminating Co. (b) 3.500% 4/01/28	155,000	148,173
CMS Energy Corp. 4.700% 3/31/43	115,000	120,773
Duke Energy Corp. 3.750% 9/01/46	195,000	175,884
EDP Finance BV (b) 3.625% 7/15/24	420,000	413,137
Entergy Louisiana LLC 4.950% 1/15/45	165,000	168,669
Florida Power & Light Co. 4.950% 6/01/35	125,000	142,301
IPALCO Enterprises, Inc. 3.450% 7/15/20	615,000	615,061
IPALCO Enterprises, Inc. 3.700% 9/01/24	170,000	166,444
Israel Electric Corp. Ltd. (b) 7.250% 1/15/19	200,000	203,824
Majapahit Holding BV (b) 7.750% 1/20/20	195,000	209,176
Nevada Power Co., Series N 6.650% 4/01/36	135,000	180,509
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	59,080
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	137,999
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	300,567
Progress Energy, Inc. 7.000% 10/30/31	25,000	32,508

	Principal Amount	Value
Puget Energy, Inc. 3.650% 5/15/25	$350,000	$347,027
Transelec SA (b) 4.625% 7/26/23	175,000	182,408
Xcel Energy, Inc. 6.500% 7/01/36	240,000	311,121

		3,914,661

Electronics — 0.2%
Arrow Electronics, Inc. 3.250% 9/08/24	155,000	147,753
Arrow Electronics, Inc. 3.500% 4/01/22	255,000	253,044
Arrow Electronics, Inc. 3.875% 1/12/28	145,000	140,472
Arrow Electronics, Inc. 4.500% 3/01/23	80,000	82,344
Avnet, Inc. 3.750% 12/01/21	30,000	29,967
FLIR Systems, Inc. 3.125% 6/15/21	195,000	193,148
Ingram Micro, Inc. STEP 5.450% 12/15/24	203,000	196,526
Tech Data Corp. 3.700% 2/15/22	130,000	129,077

		1,172,331

Engineering & Construction — 0.1%
SBA Tower Trust (b) 2.877% 7/10/46	200,000	196,980
SBA Tower Trust (b) 3.156% 10/10/45	210,000	206,466
SBA Tower Trust (b) 3.168% 4/09/47	260,000	256,313

		659,759

Foods — 0.0%
Kraft Heinz Foods Co. 3.000% 6/01/26	315,000	290,757

Gas — 0.1%
NiSource, Inc. 5.800% 2/01/42	175,000	204,434
Spire, Inc. 4.700% 8/15/44	290,000	312,512

		516,946

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	148,801

Health Care – Products — 0.1%
Abbott Laboratories 4.900% 11/30/46	115,000	126,093
Becton Dickinson & Co. 3.363% 6/06/24	240,000	231,000

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Becton Dickinson & Co. 3.700% 6/06/27	$295,000	$284,815
Becton Dickinson & Co. 4.685% 12/15/44	225,000	226,494

		868,402

Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	250,000	248,479
Humana, Inc. 4.800% 3/15/47	125,000	128,935
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	54,005
UnitedHealth Group, Inc. 6.875% 2/15/38	110,000	151,117

		582,536

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	516,000	519,870

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	85,000	80,352

Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	345,000	361,388
American International Group, Inc. 4.200% 4/01/28	260,000	263,496
American International Group, Inc. 4.500% 7/16/44	200,000	197,407
American International Group, Inc. 4.750% 4/01/48	75,000	77,250
American International Group, Inc. VRN (c) 5.750% 4/01/48	200,000	202,600
AmTrust Financial Services, Inc. 6.125% 8/15/23	495,000	478,018
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	187,846
Athene Holding Ltd. 4.125% 1/12/28	530,000	508,593
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	94,792
AXIS Specialty Finance PLC 4.000% 12/06/27	265,000	255,579
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.972% 3/29/67	50,000	49,985
CNA Financial Corp. 3.450% 8/15/27	185,000	175,800
CNO Financial Group, Inc. 5.250% 5/30/25	465,000	462,675

	Principal Amount	Value
Enstar Group Ltd. 4.500% 3/10/22	$140,000	$140,631
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	224,561
Reinsurance Group of America, Inc. 3.950% 9/15/26	360,000	356,320
Trinity Acquisition PLC 3.500% 9/15/21	270,000	269,636
Trinity Acquisition PLC 4.400% 3/15/26	70,000	70,932
USF&G Capital I (b) 8.500% 12/15/45	150,000	207,208
Voya Financial, Inc. VRN (b) (c) 4.700% 1/23/48	180,000	163,834
Willis North America, Inc. 7.000% 9/29/19	97,000	102,499
Willis Towers Watson PLC 5.750% 3/15/21	230,000	244,779
XLIT Ltd. 4.450% 3/31/25	395,000	397,560
XLIT Ltd. 5.500% 3/31/45	100,000	109,689
XLIT Ltd. 5.750% 10/01/21	115,000	124,138
XLIT Ltd. 6.375% 11/15/24	325,000	375,580

		6,102,796

Internet — 0.1%
Amazon.com, Inc. (b) 4.050% 8/22/47	300,000	300,242
Expedia Group, Inc. 7.456% 8/15/18	425,000	432,071
Tencent Holdings Ltd. (b) 3.595% 1/19/28	225,000	216,715

		949,028

Investment Companies — 0.3%
Ares Capital Corp. 3.500% 2/10/23	510,000	495,519
Ares Capital Corp. 3.875% 1/15/20	525,000	530,464
FS Investment Corp. 4.000% 7/15/19	505,000	507,523
TCP Capital Corp. 4.125% 8/11/22	470,000	457,490

		1,990,996

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	320,000	329,600
ArcelorMittal STEP 5.500% 8/05/20	618,000	641,175

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 5.875% 6/10/21	$475,000	$509,438
Vale Overseas Ltd. 6.875% 11/21/36	95,000	111,739

		1,591,952

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.375% 7/15/19	230,000	229,425
CNH Industrial Capital LLC 3.625% 4/15/18	116,000	116,029
CNH Industrial Capital LLC 3.875% 10/15/21	500,000	499,680

		845,134

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.125% 5/01/27	195,000	185,133
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	270,000	270,760
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	244,000	249,243
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	225,000	246,980
Comcast Corp. 3.400% 7/15/46	220,000	189,022
Discovery Communications LLC 3.950% 3/20/28	250,000	239,811
Discovery Communications LLC 5.000% 9/20/37	160,000	159,460
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	125,230
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	47,225
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	68,064
Time Warner, Inc. 6.250% 3/29/41	25,000	29,191

		1,810,119

Mining — 0.2%
Glencore Funding LLC (b) 3.875% 10/27/27	160,000	151,770
Glencore Funding LLC (b) 4.625% 4/29/24	355,000	363,271
Kinross Gold Corp. (b) 4.500% 7/15/27	166,000	162,564

	Principal Amount	Value
Kinross Gold Corp. 5.125% 9/01/21	$375,000	$389,100

		1,066,705

Miscellaneous – Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	270,000	250,288

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.625% 9/15/20	135,000	133,650
Pitney Bowes, Inc. STEP 3.625% 10/01/21	485,000	461,963

		595,613

Oil & Gas — 0.8%
Anadarko Petroleum Corp. 6.450% 9/15/36	250,000	299,742
Andeavor 3.800% 4/01/28	135,000	128,781
Andeavor 4.500% 4/01/48	85,000	79,518
Antero Resources Corp. 5.375% 11/01/21	539,000	548,432
Cenovus Energy, Inc. 3.000% 8/15/22	200,000	192,766
Cenovus Energy, Inc. 4.250% 4/15/27	300,000	292,423
Cenovus Energy, Inc. 6.750% 11/15/39	100,000	115,206
Continental Resources, Inc. (b) 4.375% 1/15/28	260,000	253,500
Continental Resources, Inc. 4.500% 4/15/23	250,000	252,812
Encana Corp. 6.500% 5/15/19	125,000	129,594
Encana Corp. 6.500% 2/01/38	80,000	96,652
EQT Corp. 3.900% 10/01/27	690,000	660,090
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	197,270
Hess Corp. 4.300% 4/01/27	198,000	193,788
Marathon Petroleum Corp. 4.750% 9/15/44	100,000	100,525
Marathon Petroleum Corp. 6.500% 3/01/41	170,000	207,494
Nabors Industries, Inc. 5.500% 1/15/23	215,000	210,186
Newfield Exploration Co. 5.750% 1/30/22	200,000	209,000
Patterson-UTI Energy, Inc. (b) 3.950% 2/01/28	70,000	67,429

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	$175,000	$181,125
Petroleos Mexicanos 3.500% 1/30/23	100,000	96,100
Petroleos Mexicanos 4.625% 9/21/23	100,000	100,209
Petroleos Mexicanos (b) 5.350% 2/12/28	190,000	187,416
Petroleos Mexicanos 5.500% 1/21/21	285,000	296,685
Petroleos Mexicanos 6.375% 1/23/45	80,000	77,760
Petroleos Mexicanos 6.500% 3/13/27	60,000	64,080
Petroleos Mexicanos 6.625% 6/15/38	37,000	37,277
QEP Resources, Inc. 6.875% 3/01/21	260,000	275,600

		5,551,460

Oil & Gas Services — 0.0%
National Oilwell Varco, Inc. 3.950% 12/01/42	216,000	189,485

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	490,000	472,420
Brambles USA, Inc. (b) 4.125% 10/23/25	134,000	135,508
Brambles USA, Inc. (b) 5.350% 4/01/20	90,000	93,489

		701,417

Pharmaceuticals — 0.5%
AbbVie, Inc. 4.700% 5/14/45	165,000	170,151
Allergan Funding SCS 4.550% 3/15/35	100,000	97,898
Allergan Funding SCS 4.750% 3/15/45	190,000	186,398
CVS Health Corp. 3.125% 3/09/20	195,000	195,197
CVS Health Corp. 4.300% 3/25/28	173,000	173,737
CVS Health Corp. 5.050% 3/25/48	240,000	252,429
CVS Health Corp. 6.125% 9/15/39	175,000	207,573
CVS Pass-Through Trust (b) 5.926% 1/10/34	271,435	298,278
Express Scripts Holding Co. 4.500% 2/25/26	180,000	183,268
Express Scripts Holding Co. 4.800% 7/15/46	195,000	197,949

	Principal Amount	Value
McKesson Corp. 4.883% 3/15/44	$60,000	$63,683
McKesson Corp. 6.000% 3/01/41	125,000	149,613
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	95,000	90,695
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	200,000	189,529
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	100,000	96,698
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	670,000	603,336
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	75,000	55,156

		3,211,588

Pipelines — 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	75,000	73,704
Energy Transfer Partners LP 4.200% 4/15/27	165,000	159,289
Energy Transfer Partners LP 6.125% 12/15/45	75,000	77,840
Energy Transfer Partners LP VRN (c) 6.250% 12/31/99	385,000	368,397
Energy Transfer Partners LP 6.500% 2/01/42	100,000	108,012
EnLink Midstream Partners LP 4.150% 6/01/25	125,000	121,491
EnLink Midstream Partners LP 4.850% 7/15/26	149,000	150,539
Enterprise Products Operating LLC VRN (c) 5.375% 2/15/78	195,000	186,767
Kinder Morgan Energy Partners LP 5.300% 9/15/20	475,000	494,618
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	72,740
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	135,486
Kinder Morgan Energy Partners LP 6.550% 9/15/40	90,000	103,278
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	12,055
MPLX LP 4.500% 4/15/38	195,000	192,529
MPLX LP 4.875% 6/01/25	372,000	388,424

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MPLX LP 5.200% 3/01/47	$35,000	$36,575
MPLX LP 5.500% 2/15/23	136,000	139,400
Phillips 66 Partners LP 3.750% 3/01/28	135,000	130,408
Phillips 66 Partners LP 4.680% 2/15/45	28,000	27,310
Plains All American Pipeline LP VRN (c) 6.125% 12/31/99	385,000	371,525
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	191,000	188,393
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	210,000	208,297
Plains All American Pipeline LP/PAA Finance Corp. 4.700% 6/15/44	100,000	89,281
Sabine Pass Liquefaction LLC (b) 4.200% 3/15/28	240,000	236,509
Sabine Pass Liquefaction LLC, Series WI 5.750% 5/15/24	250,000	269,095
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	230,000	217,885
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	75,000	69,764
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	97,000	101,734
Western Gas Partners LP 4.000% 7/01/22	481,000	479,892
Western Gas Partners LP 4.500% 3/01/28	105,000	105,214

		5,316,451

Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	470,000	475,045

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 4.400% 2/15/26	140,000	141,475
American Tower Trust #1 (b) 3.652% 3/23/48	310,000	311,001
Crown Castle International Corp. 3.200% 9/01/24	265,000	254,080
Crown Castle International Corp. 4.000% 3/01/27	120,000	118,001
Healthcare Trust of America Holdings LP 3.500% 8/01/26	200,000	190,593
Highwoods Realty LP 7.500% 4/15/18	265,000	265,417

	Principal Amount	Value
Host Hotels & Resorts LP 3.875% 4/01/24	$245,000	$241,975
Kimco Realty Corp. 3.300% 2/01/25	160,000	153,975
Mid-America Apartments LP 3.600% 6/01/27	155,000	150,021
UDR, Inc. 3.500% 7/01/27	220,000	211,660
Weingarten Realty Investors 3.250% 8/15/26	85,000	80,712

		2,118,910

Retail — 0.2%
Dollar Tree, Inc. 5.750% 3/01/23	470,000	490,598
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	445,000	427,756
The Home Depot, Inc. 5.950% 4/01/41	150,000	191,949
QVC, Inc. 3.125% 4/01/19	155,000	154,915
QVC, Inc. 4.375% 3/15/23	150,000	150,127
QVC, Inc. 5.125% 7/02/22	30,000	30,943
Tiffany & Co. 4.900% 10/01/44	165,000	161,535

		1,607,823

Semiconductors — 0.0%
QUALCOMM, Inc. 4.300% 5/20/47	205,000	198,633

Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	330,000	365,331

Telecommunications — 0.4%
AT&T, Inc. 3.800% 3/01/24	205,000	205,324
AT&T, Inc. 4.750% 5/15/46	210,000	203,961
AT&T, Inc. 4.900% 8/14/37	200,000	201,129
AT&T, Inc. 5.250% 3/01/37	95,000	100,498
CenturyLink, Inc. 6.150% 9/15/19	140,000	143,850
Cisco Systems, Inc. 5.500% 1/15/40	55,000	69,001
Ericsson LM 4.125% 5/15/22	500,000	496,410
Hughes Satellite Systems Corp. 6.500% 6/15/19	175,000	180,250

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Communications, Inc. 9.250% 4/15/22	$410,000	$467,400
Telefonica Emisiones SAU 4.665% 3/06/38	180,000	182,072
Verizon Communications, Inc. 4.862% 8/21/46	372,000	375,414
Verizon Communications, Inc. 6.550% 9/15/43	149,000	182,757

		2,808,066

Transportation — 0.1%
Asciano Finance Ltd. (b) 4.625% 9/23/20	105,000	107,422
Asciano Finance Ltd. (b) 5.000% 4/07/18	250,000	250,054
Autoridad del Canal de Panama (b) 4.950% 7/29/35	210,000	225,487

		582,963

Trucking & Leasing — 0.1%
DAE Funding LLC (b) 4.000% 8/01/20	173,000	168,675
Park Aerospace Holdings Ltd. (b) 4.500% 3/15/23	250,000	236,875
Park Aerospace Holdings Ltd. (b) 5.250% 8/15/22	350,000	342,895

		748,445

TOTAL CORPORATE DEBT (Cost $74,509,123)		74,333,299

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	354,559
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	314,601
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN (c) 3.308% 12/01/31	300,000	294,906
State of California BAB 7.550% 4/01/39	120,000	182,721
State of California BAB 7.600% 11/01/40	105,000	162,429

		1,309,216

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,241,286)		1,309,216

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Automobile ABS — 0.5%
CPS Auto Receivables Trust , Series 2016-C, Class A (b) 1.620% 1/15/20	$27,265	$27,231
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	15,959	15,960
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	450,000	442,097
Hertz Vehicle Financing II LP, Series 2018-1A, Class A (b) 3.290% 2/25/24	850,000	839,309
Hertz Vehicle Financing II LP, Series 2018-1A, Class B (b) 3.600% 2/25/24	650,000	644,091
Oscar US Funding Trust II, Series 2015-1A, Class A4 (b) 2.440% 6/15/22	350,000	348,017
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 3.288% 7/15/20	53,500	53,714
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	690,000	680,917
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (b) 3.300% 5/10/24	150,000	148,492

		3,199,828

Commercial MBS — 0.3%
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	191,896
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	327,688
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (c) 4.254% 5/10/48	140,000	136,086
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	168,904
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (b) (c) 5.471% 11/10/46	110,000	116,417

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (c) 5.736% 7/10/38	$153,741	$155,617
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	104,823
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN (c) 5.466% 6/12/47	76,703	76,528
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (b) (c) 5.200% 6/15/44	250,000	259,909
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (c) 5.477% 8/15/39	24,659	24,563
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	243,768
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (c) 6.011% 2/15/51	120,138	121,328
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	18,420	18,537
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	193,941

		2,140,005

Home Equity ABS — 0.0%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.592% 3/25/35	66,227	66,419

Other ABS — 4.4%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	50,243	48,198
321 Henderson Receivables LLC, Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230%, FRN (b) 2.007% 11/15/40	71,365	67,877
Aames Mortgage Investment Trust, Series 2005-1, Class M4, 1 mo. USD LIBOR + 1.125%, FRN 2.997% 6/25/35	35,211	35,128
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 3.597% 1/25/35	94,335	94,014

	Principal Amount	Value
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (b) 2.845% 7/20/26	$250,000	$250,076
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (b) 3.202% 10/15/28	410,000	414,846
Alterna Funding II LLC, Series 2015-1A, Class A (b) (e) 2.500% 2/15/24	63,881	63,761
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (b) 3.205% 10/20/28	250,000	250,854
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	312,800	315,422
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	550,892	543,856
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.854% 1/18/25	250,000	250,114
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 3.237% 8/05/27	570,000	570,971
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (b) 2.995% 7/20/30	400,000	401,973
BCC Funding XIV LLC, Series 2018-1A, Class A1 (b) 2.200% 2/20/19	272,108	271,947
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (b) 2.900% 7/15/26	345,000	345,066
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 3.164% 7/18/27	380,000	380,962
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	172,799	173,123
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (b) 2.940% 5/25/29	166,524	163,130
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	160,000	157,763

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Capital Automotive REIT, Series 2017-1A, Class A2 (b) 4.180% 4/15/47	$138,717	$139,074
Carlyle Global Market Strategies CLO Ltd., Series 2014-4A, Class A1R, 3 mo. USD LIBOR + 1.200%, FRN (b) 2.922% 10/15/26	250,000	250,044
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (b) 3.053% 8/14/30	750,000	754,804
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	31,995	31,955
CIFC Funding V Ltd., Series 2017-5A, Class A1, FRN (b) (c) 2.543% 11/16/30	340,000	342,648
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	150,466	150,589
Clear Creek CLO Ltd., Series 2015-1A, Class AR, FRN (b) (c) 2.945% 10/20/30	480,000	483,178
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.332% 9/25/34	22,842	22,827
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	188,889	187,120
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	276,735	276,727
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	40,753	40,593
Diamond Resorts Owner Trust, Series 2016-1, Class A (b) 3.080% 11/20/28	368,985	361,034
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	501,075	502,887
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (b) 4.118% 7/25/47	109,450	111,550
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	530,550	556,508
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	11,410	11,397

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	$61,223	$60,507
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (b) 3.968% 3/19/46	174,058	174,603
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	89,348	87,890
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	376,373	379,593
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%, FRN 3.597% 1/25/35	420,000	436,931
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, FRN (b) (c) 2.745% 4/20/31	500,000	501,201
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	158,333	155,863
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	147,870	147,320
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.895% 4/25/25	301,074	301,097
Goodgreen Trust, Series 2016-1A, Class A (b) 3.230% 10/15/52	401,065	390,846
Goodgreen Trust, Series 2017-2A, Class A (b) 3.260% 10/15/53	463,677	449,840
Goodgreen Trust, Series 2017-1A, Class A (b) 3.740% 10/15/52	185,574	179,868
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 2.517% 4/25/35	22,396	22,543
Helios Issuer LLC, Series 2017-1A, Class A (b) 4.940% 9/20/49	237,698	242,006
Hero Funding, Series 2017-3A, Class A1 (b) 3.190% 9/20/48	251,796	248,229
HERO Funding Trust, Series 2016-3A, Class A1 (b) 3.080% 9/20/42	239,509	237,854
HERO Funding Trust, Series 2016-4A, Class A1 (b) 3.570% 9/20/47	245,305	241,624

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	$38,970	$38,558
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (b) 3.870% 3/15/58	93,032	94,066
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A (b) 4.212% 12/15/42	430,760	429,957
Lendmark Funding Trust, Series 2017-1A, Class A (b) 2.830% 12/22/25	200,000	198,587
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.697% 6/25/35	21,739	21,749
Marble Point CLO XI Ltd., Series 2017-2A, Class A, FRN (b) (c) 2.793% 12/18/30	1,000,000	1,006,231
Mariner Finance Issuance Trust, Series 2017-BA, Class A (b) 2.920% 12/20/29	750,000	741,015
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	56,948	57,008
Marlette Funding Trust, Series 2017-2A, Class B (b) 3.190% 7/15/24	140,000	139,454
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	133,728	133,234
Mosaic Solar Loans LLC, Series 2017-2A, Class A (b) 3.820% 9/20/42	166,794	165,408
Mosaic Solar Loans LLC, Series 2017-1A, Class A (b) 4.450% 6/20/42	75,098	76,616
MP CLO III Ltd., Series 2013-1A, Class AR, FRN (b) (c) 2.995% 10/20/30	300,000	302,217
NP SPE II LLC, Series 2017-1A, Class A2 (b) 4.219% 10/21/47	380,000	375,164
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (b) 3.107% 12/15/50	450,000	447,996
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (b) 2.833% 10/16/51	1,650,000	1,598,375
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.865% 4/20/25	266,137	266,222

	Principal Amount	Value
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (b) 4.210% 5/17/20	$130,000	$130,069
Oportun Funding VI LLC, Series 2017-A, Class A (b) 3.230% 6/08/23	280,000	275,382
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	34,533	33,687
Orange Lake Timeshare Trust, Series 2016-A, Class B (b) 2.910% 3/08/29	156,280	150,771
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	220,000	219,487
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (b) 3.225% 2/20/30	250,000	251,755
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	30,201	30,027
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (b) 3.050% 12/26/25	197,605	197,361
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (b) 3.060% 9/25/28	952,706	951,215
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	301,559	301,773
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	459,945	460,243
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (b) 3.280% 2/25/26	354,522	355,753
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	159,604	159,370
SpringCastle America Funding LLC, Series 2016-AA, Class A (b) 3.050% 4/25/29	179,874	179,618
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (b) 2.750% 11/15/49	670,000	670,895
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	87,288	85,327
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (b) 4.190% 1/15/71	347,562	336,009

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (b) 2.911% 10/17/26	$430,000	$430,101
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	385,125	387,306
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	374,251	384,855
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (b) 3.202% 10/13/29	340,000	344,578
Textainer Marine Containers Ltd., Series 2017-2A, Class A (b) 3.520% 6/20/42	235,380	232,999
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (b) 3.115% 4/20/27	490,000	490,199
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 (b) 3.736% 8/15/47	140,000	135,634
Triton Container Finance IV LLC, Series 2017-2A, Class A (b) 3.620% 8/20/42	815,399	808,320
Triton Container Finance VI LLC, Series 2017-1A, Class A (b) 3.520% 6/20/42	157,788	156,526
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN (c) 2.997% 10/25/46	233,308	231,551
VSE VOI Mortgage LLC, Series 2016-A, Class A (b) 2.540% 7/20/33	262,301	257,356
WAVE Trust, Series 2017-1A, Class A (b) 3.844% 11/15/42	682,080	679,602
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	108,533	106,670
Welk Resorts LLC, Series 2017-AA, Class B (b) 3.410% 6/15/33	255,255	249,511
Wendy’s Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	302,250	308,739
Wendy’s Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	414,375	422,655

		29,787,032

	Principal Amount	Value
Student Loans ABS — 3.9%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (b) 2.972% 12/27/44	$490,110	$491,286
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	400,000	394,858
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 3.144% 7/01/38	117,703	111,042
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210%, FRN 1.987% 6/15/43	490,310	461,533
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1.429% 1/25/47	130,000	104,535
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (b) 2.890% 6/25/40	238,463	234,882
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (b) 3.070% 10/25/44	640,274	642,835
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (b) 3.170% 7/25/31	146,289	145,116
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 3.531% 10/27/31	39,903	41,147
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 3.772% 10/25/44	640,274	640,594
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (b) 2.720% 1/25/41	236,078	231,456
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (b) 3.020% 5/25/34	172,895	170,809
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 3.722% 10/27/36	336,793	341,858
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (b) 3.072% 12/27/66	373,435	377,953
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 3.222% 7/26/66	524,213	531,119

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $595,828), FRN (b) (c) (f) (g) 3.350% 12/01/47	$577,503	$572,918
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 6.112% 11/26/40	270,000	318,344
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 2.394% 8/25/42	156,028	147,373
Goal Structured Solutions Trust, Series 2016-B, Class A2, Prime Rate - 1.250%, FRN (b) 3.500% 8/25/51	500,000	503,949
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 2.894% 2/25/42	160,539	161,017
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX (b) 3.020% 8/25/42	186,350	180,426
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 2.572% 2/25/70	459,006	460,758
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (b) (c) 2.592% 3/25/67	710,000	711,083
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (b) (c) 2.672% 7/26/66	491,058	494,173
Navient Student Loan Trust, Series 2018-2A, Class A3, FRN (b) (c) 2.728% 3/25/67	550,000	549,993
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (b) 3.022% 7/26/66	550,000	564,958
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 3.122% 6/25/65	439,292	450,120
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (b) 3.172% 3/25/66	1,100,000	1,143,414
Navient Student Loan Trust, Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 6/25/48	220,000	216,553

	Principal Amount	Value
Navient Student Loan Trust, Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 7/26/49	$155,000	$153,319
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 10/25/58	150,000	147,851
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (b) 3.600% 12/26/40	166,058	161,195
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.925% 6/25/41	113,697	104,200
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 2.251% 1/25/37	176,319	176,679
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 2.308% 3/23/37	292,020	287,738
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 2.594% 3/22/32	200,000	188,052
Nelnet Student Loan Trust, Series 2018-1A, Class A2, FRN (b) (c) 2.637% 5/25/66	650,000	650,000
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 3.121% 6/25/54	150,000	140,432
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800%, FRN 2.545% 7/25/36	250,000	251,189
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (b) 2.822% 11/25/65	478,658	481,935
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.890% 7/15/36	1,575	1,575
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 2.170% 7/15/36	230,000	219,847
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 2.020% 7/15/36	125,000	124,143

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.885% 10/25/28	$330,000	$328,705
SLM Student Loan Trust, Series 2007-1, Class A6, 3 mo. USD LIBOR + .140%, FRN 1.885% 1/27/42	150,000	144,991
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.895% 4/25/40	175,337	160,369
SLM Student Loan Trust, Series 2006-10, Class A6, 3 mo. USD LIBOR + .150%, FRN 1.895% 3/25/44	120,000	115,663
SLM Student Loan Trust, Series 2006-2, Class A6, ABS, 3 mo. USD LIBOR + .170%, FRN 1.915% 1/25/41	550,000	540,027
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.955% 10/25/40	398,821	377,654
SLM Student Loan Trust, Series 2005-6, Class B, ABS, 3 mo. USD LIBOR + .290%, FRN 2.035% 1/25/44	432,011	411,623
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (b) 2.295% 10/25/64	750,000	744,925
SLM Student Loan Trust, Series 2005-9, Class A7A, 3 mo. EURIBOR + .600%, FRN 2.341% 1/25/41	610,000	613,732
SLM Student Loan Trust, Series 2003-14, Class A7, 3 mo. USD LIBOR + .600%, FRN (b) 2.345% 10/25/65	2,950,000	2,938,975
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.495% 10/25/40	300,000	300,103
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 4.080% 3/15/28	160,000	160,000
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 4.088% 3/15/28	136,000	136,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 4.480% 6/17/30	350,000	350,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.490% 6/17/30	$50,000	$50,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 5.073% 12/15/39	550,000	549,648
SMB Private Education Loan Trust, Series 2016-B, Class A2A (b) 2.430% 2/17/32	245,000	239,381
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.977% 7/15/27	171,095	172,891
SMB Private Education Loan Trust, Series 2017-A, Class B (b) 3.500% 6/17/41	300,000	281,457
SMB Private Education Loan Trust, Series 2017-B, Class B (b) 3.500% 12/16/41	150,000	147,142
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $281,375) (b) (f) (g) 0.000% 3/25/33	100	175,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1 (Acquired 7/19/17, Cost $565,900) (b) (f) (g) 0.000% 9/25/40	1,000,000	575,000
SoFi Professional Loan Program LLC, Series 2018-A, Class R1 (Acquired 1/22/18, Cost $718,200) (b) (f) (g) 0.000% 2/25/42	1,000,000	718,200
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (b) 2.740% 10/25/32	300,000	296,801
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (b) 2.822% 1/25/39	93,092	94,020
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 3.072% 6/25/33	235,068	238,372
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (b) (c) 3.440% 3/26/40	180,000	176,324
SoFi Professional Loan Program LLC, Series 2017-D, Class BFX (b) 3.610% 9/25/40	500,000	495,434
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 2.664% 1/03/33	290,000	294,548

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 2.795% 10/27/36	$170,000	$172,351

		26,483,593

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (c) 3.718% 2/25/34	19,777	20,202
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (c) 3.887% 9/25/33	7,389	6,880
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A3, VRN (b) (c) 3.202% 12/25/57	192,497	192,493
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (c) 3.596% 8/25/34	7,662	7,670
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (c) 3.333% 8/25/34	47,593	46,753
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (b) (c) 3.500% 1/25/47	499,654	487,052
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (c) 3.524% 2/25/34	3,981	3,697
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (c) 3.627% 7/25/33	3,491	3,618
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (c) 3.500% 2/25/34	234	250
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $200,000), FRN (b) (c) (f) (g) 4.722% 2/25/23	200,000	200,755
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (c) 3.696% 3/25/34	30,176	30,573
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.683% 4/25/44	72,451	73,573

		1,073,516

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $62,606,961)		62,750,393

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.2%
Colombia Government International Bond 6.125% 1/18/41	$620,000	$714,550
Mexico Government International Bond 4.750% 3/08/44	724,000	704,090
Mexico Government International Bond 6.750% 9/27/34	160,000	198,989

		1,617,629

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,559,023)		1,617,629

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.3%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	392,606	392,253
Series 4290, Class CA 3.500% 12/15/38	275,627	279,438
Series 2617, Class Z 5.500% 5/15/33	215,509	235,182
Series 2693, Class Z 5.500% 10/15/33	390,429	415,637
Series 3423, Class PB 5.500% 3/15/38	77,450	82,924
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	205,162	209,131
Series 2014-48, Class AB 4.000% 10/25/40	359,428	368,906
Series 2007-32, Class Z 5.500% 4/25/37	123,381	132,311
Series 2010-60, Class HJ 5.500% 5/25/40	84,292	89,022
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	103,763	110,592

		2,315,396

Pass-Through Securities — 6.9%
Federal Home Loan Mortgage Corp. Pool #Q41916 3.500% 7/01/46	280,156	282,684
Pool #Q42045 3.500% 7/01/46	110,953	111,955
Pool #Q44275 3.500% 11/01/46	229,927	232,002
Pool #Q44277 3.500% 11/01/46	104,739	105,520
Pool #Q52216 3.500% 11/01/47	638,058	639,927

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #V83655 3.500% 12/01/47	$1,894,815	$1,900,366
Pool #V83763 3.500% 12/01/47	2,299,336	2,306,072
Pool #Q52868 3.500% 12/01/47	969,682	972,523
Pool #V83886 3.500% 1/01/48	3,284,746	3,294,112
Pool #G61307 3.500% 2/01/48	1,446,112	1,453,851
Pool #Q47742 4.000% 4/01/47	189,917	196,408
Pool #Q47730 4.000% 4/01/47	227,882	235,671
Pool #V83764 4.000% 12/01/47	1,952,011	2,008,970
Pool #V83796 4.000% 12/01/47	2,858,389	2,935,096
Pool #Q52834 4.000% 12/01/47	248,946	255,627
Pool #C03537 4.500% 8/01/40	223,938	236,963
Pool #G06057 4.500% 10/01/40	159,949	169,077
Pool #G60485 4.500% 10/01/41	193,281	204,251
Pool #G60172 4.500% 9/01/43	206,480	218,683
Pool #Q48208 4.500% 5/01/47	118,999	125,046
Pool #Q48869 4.500% 6/01/47	870,294	912,891
Pool #C55867 7.500% 2/01/30	47,974	53,605
Pool #C01079 7.500% 10/01/30	6,521	7,515
Pool #C01135 7.500% 2/01/31	20,291	23,347
Pool #C00470 8.000% 8/01/26	14,600	16,590
Pool #G00924 8.000% 3/01/28	14,563	16,562
Federal National Mortgage Association Pool #725692 1 year CMT + 2.140%, FRN 3.225% 10/01/33	47,184	49,531
Pool #888586 1 year CMT + 2.210%, FRN 3.302% 10/01/34	82,809	87,085
Pool #AS1304 3.500% 12/01/28	271,686	277,799
Pool #AV1897 3.500% 12/01/28	42,653	43,613

	Principal Amount	Value
Pool #AV2325 3.500% 12/01/28	$146,309	$149,601
Pool #BF0196 3.500% 2/01/41	317,917	321,941
Pool #CA0770 3.500% 11/01/47	2,168,255	2,174,353
Pool #CA1073 3.500% 1/01/48	3,587,442	3,597,251
Pool #MA3287 3.500% 2/01/48	1,095,193	1,090,230
Pool #BH9008 4.000% 8/01/47	49,537	50,853
Pool #CA0181 4.000% 8/01/47	2,350,214	2,412,641
Pool #BH9011 4.000% 9/01/47	47,416	48,676
Pool #CA0620 4.000% 10/01/47	2,225,653	2,284,946
Pool #BF0094 4.000% 5/01/56	1,021,033	1,050,308
Pool #BF0105 4.000% 6/01/56	255,836	263,171
Pool #AH6787 4.500% 3/01/41	173,394	183,608
Pool #AD6437 5.000% 6/01/40	94,321	101,981
Pool #AD6996 5.000% 7/01/40	622,225	672,076
Pool #AL8173 5.000% 2/01/44	249,861	269,723
Pool #564594 7.000% 1/01/31	10,266	11,647
Pool #572844 7.000% 4/01/31	23,088	26,592
Pool #253795 7.000% 5/01/31	52,375	60,032
Pool #499386 7.500% 9/01/29	1,350	1,555
Pool #521006 7.500% 12/01/29	629	721
Pool #522769 7.500% 12/01/29	64	74
Pool #252981 7.500% 1/01/30	7,785	8,930
Pool #531196 7.500% 2/01/30	929	1,065
Pool #524317 7.500% 3/01/30	1,053	1,215
Pool #530299 7.500% 3/01/30	254	284
Pool #530520 7.500% 3/01/30	11,094	12,653
Pool #253183 7.500% 4/01/30	3,270	3,749

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253265 7.500% 5/01/30	$1,606	$1,818
Pool #526380 8.000% 5/01/30	5,773	6,773
Pool #536949 8.000% 5/01/30	1,442	1,700
Pool #535351 8.000% 6/01/30	2,706	3,161
Pool #253481 8.000% 10/01/30	2,147	2,522
Pool #190317 8.000% 8/01/31	859	1,004
Pool #596656 8.000% 8/01/31	640	671
Pool #602008 8.000% 8/01/31	2,514	2,925
Federal National Mortgage Association TBA Pool #11192 4.000% 5/30/44 (d)	2,250,000	2,308,711
Government National Mortgage Association Pool #783896 3.500% 5/15/44	785,859	795,744
Pool #BF1053 3.500% 12/15/47	298,644	301,654
Pool #BF1120 3.500% 1/15/48	348,948	352,465
Pool #AV1854 3.500% 1/15/48	324,041	327,307
Pool #BF1214 3.500% 2/15/48	299,548	302,567
Pool #BF1245 3.500% 2/15/48	299,537	302,556
Pool #359587 7.000% 6/15/23	14	14
Pool #337539 7.000% 7/15/23	467	506
Pool #363066 7.000% 8/15/23	3,835	4,165
Pool #354674 7.000% 10/15/23	3,727	4,034
Pool #362651 7.000% 10/15/23	3,641	3,790
Pool #368814 7.000% 10/15/23	230	232
Pool #352021 7.000% 11/15/23	2,165	2,344
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	74,350	77,254

	Principal Amount	Value
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	$97,998	$101,832
Pool #784026 3.500% 12/20/44	217,626	220,159
Pool #BC4641 3.500% 9/20/47	445,873	449,670
Pool #MA4778 3.500% 10/20/47	73,766	74,532
Pool #BC4885 3.500% 11/20/47	670,693	677,033
Pool #BD6940 3.500% 12/20/47	422,990	426,592
Pool #BE4328 3.500% 12/20/47	323,363	326,117
Pool #BD3899 3.500% 1/20/48	868,225	875,619
Pool #BE6487 3.500% 1/20/48	199,395	201,092
Pool #BD6461 3.500% 1/20/48	378,837	382,063
Pool #BF1119 3.500% 1/20/48	573,206	578,088
Pool #BF1269 3.500% 2/20/48	299,532	302,082
Pool #AC2985 4.000% 10/20/47	124,131	127,608
Government National Mortgage Association II TBA Pool #304 3.500% 6/30/45 (d)	1,250,000	1,262,012
Pool #1235 4.000% 3/02/45 (d)	1,800,000	1,850,344
Pool #1019 4.500% 9/30/42 (d)	400,000	416,031

		47,248,009

Whole Loans — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 3.322% 7/25/28	4,809	4,812
Series 2018-HQA1, Class M2 FRN 4.154% 9/25/30 (c)	209,000	209,146
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C02, Class 2M2 FRN 4.072% 8/25/30 (c)	160,000	160,103

		374,061

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $50,865,727)		49,937,466

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bonds & Notes — 1.0%
U.S. Treasury Bond 2.500% 5/15/46	$3,970,000	$3,610,529
U.S. Treasury Bond (h) 3.500% 2/15/39	1,240,000	1,362,256
U.S. Treasury Inflation Index 0.500% 1/15/28	2,000,020	1,964,263

		6,937,048

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,970,484)		6,937,048

TOTAL BONDS & NOTES (Cost $197,752,604)		196,885,051

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,663,830)		1,622,599

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway PDC, LLC. (CVR) (a) (e) (f)	18,800	6

TOTAL RIGHTS (Cost $620)		6

TOTAL LONG-TERM INVESTMENTS (Cost $535,136,813)		680,050,330

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Commercial Paper — 1.1%
Cox Enterprises, Inc. (b) 2.282% 4/02/18	$1,600,000	1,599,644
HP, Inc. (b) 2.962% 6/19/18	1,800,000	1,791,734
Interpublic Group of Cos., Inc. (b) 2.494% 5/09/18	1,000,000	997,392
Interpublic Group of Cos., Inc. (b) 2.855% 6/01/18	800,000	796,669
Public Service Enterprise Group, Inc. (b) 2.755% 6/06/18	1,000,000	995,377
Telus Corp. (b) 2.755% 6/20/18	1,500,000	1,491,434

		7,672,250

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (i)	$702,786	$702,786

TOTAL SHORT-TERM INVESTMENTS (Cost $8,370,900)		8,375,036

TOTAL INVESTMENTS — 100.8% (Cost $543,507,713) (j)		688,425,366

Other Assets/(Liabilities) — (0.8)%		(5,540,085)

NET ASSETS — 100.0%		$682,885,281

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $74,757,686 or 10.95% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $63,767 or 0.01% of net assets.
(f)	Investment was valued using significant unobservable inputs.
(g)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $2,241,873 or 0.33% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	Maturity value of $702,844. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $717,785.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	5,300,000	USD	5,300,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$264,959	$221,314	$(43,645)
Credit Suisse International	5,990,000	USD	5,990,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	287,520	279,196	(8,324)

							552,479	500,510	(51,969)

Put
Barclays Bank PLC	10,790,000	USD	10,790,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$539,425	$560,814	$21,389
Credit Suisse International	11,940,000	USD	11,940,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	571,926	561,275	(10,651)

							1,111,351	1,122,089	10,738

							$1,663,830	$1,622,599	$(41,231)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	6/20/18	47	$7,372,892	$169,139
U.S. Treasury Note 2 Year	6/29/18	63	13,393,057	1,334
U.S. Treasury Note 5 Year	6/29/18	194	22,108,454	96,968

				$267,441

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
U.S. Treasury Long Bond	6/20/18	16	$(2,322,667)	$(23,333)
U.S. Treasury Ultra 10 Year	6/20/18	9	(1,154,518)	(14,216)

				$(37,549)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	500,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(73,972)	$308	$(73,664)
Goldman Sachs International	USD	430,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(26,113)	(37,238)	(63,351)
Goldman Sachs International	USD	160,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(10,754)	(12,819)	(23,573)

							$(110,839)	$(49,749)	$(160,588)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

COMMON STOCK — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
SandRidge Energy, Inc. (a)	648	$9,403

TOTAL COMMON STOCK (Cost $18,804)		9,403

TOTAL EQUITIES (Cost $18,804)		9,403

	Principal Amount
BONDS & NOTES — 95.8%

CORPORATE DEBT — 25.4%
Advertising — 0.1%
Omnicom Group, Inc. 3.600% 4/15/26	$570,000	552,548

Aerospace & Defense — 0.3%
The Boeing Co. 6.875% 3/15/39	405,000	570,954
Lockheed Martin Corp. 4.700% 5/15/46	505,000	548,026
TransDigm, Inc. 6.375% 6/15/26	305,000	307,287

		1,426,267

Agriculture — 0.1%
BAT Capital Corp. FRN (b) (c) 2.719% 8/15/22	105,000	105,631
Reynolds American, Inc. 4.000% 6/12/22	545,000	554,433

		660,064

Airlines — 0.2%
Delta Air Lines, Inc. 3.625% 3/15/22	285,000	284,650
Guanay Finance Ltd. (d) 6.000% 12/15/20	440,117	449,070

		733,720

Auto Manufacturers — 0.4%
Ford Motor Co. 7.450% 7/16/31	485,000	587,632
General Motors Co. 3 mo. USD LIBOR + .800%, FRN 2.594% 8/07/20	210,000	210,200
General Motors Financial Co., Inc. FRN (c) 2.686% 1/05/23	505,000	507,447

	Principal Amount	Value
General Motors Financial Co., Inc. 3.950% 4/13/24	$340,000	$337,113

		1,642,392

Banks — 4.9%
Australia & New Zealand Banking Group Ltd. (b) 4.875% 1/12/21	540,000	565,064
Banco de Costa Rica (d) 5.250% 8/12/18	200,000	200,990
Banco De Credito del Per (d) 5.375% 9/16/20	200,000	209,686
Banco de Credito del Peru (d) 2.250% 10/25/19	700,000	691,040
Banco de Credito e Inversiones (d) 4.000% 2/11/23	200,000	201,665
Banco de Reservas de la Republica Dominicana (b) 7.000% 2/01/23	200,000	209,000
Banco Del Estado Chile (d) 4.125% 10/07/20	200,000	203,781
Banco del Estado de Chile (b) 2.668% 1/08/21	200,000	195,750
Banco del Estado de Chile (d) 3.875% 2/08/22	150,000	151,225
Banco Internacional del Peru SAA (d) 5.750% 10/07/20	700,000	733,250
Banco Latinoamericano de Comercio Exterior SA (d) 3.250% 5/07/20	150,000	149,063
Banco Santander Chile (d) 3.875% 9/20/22	150,000	151,165
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 year CMT + 4.580%, VRN (d) 5.950% 1/30/24	400,000	405,000
Banco Santander SA FRN (c) 3.010% 2/23/23	600,000	604,878
Bancolombia SA 6.125% 7/26/20	100,000	105,750
Banistmo SA (b) 3.650% 9/19/22	200,000	191,750
Bank of America Corp. 2.503% 10/21/22	425,000	408,251
Bank of America Corp. 3 mo. USD LIBOR + 1.021%, VRN 2.881% 4/24/23	425,000	416,152
Bank of Montreal VRN (c) 3.803% 12/15/32	450,000	426,317
Barclays Bank PLC FRN (c) 2.165% 1/11/21	495,000	494,613

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BDO Unibank, Inc. (d) 2.625% 10/24/21	$450,000	$437,113
BDO Unibank, Inc. (d) 2.950% 3/06/23	300,000	288,078
BNP Paribas SA (b) 3.375% 1/09/25	595,000	575,537
Capital One Financial Corp. FRN (c) 2.487% 1/30/23	390,000	387,175
Citigroup, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.985% 5/17/24	865,000	872,772
Commonwealth Bank of Australia (b) 2.750% 3/10/22	835,000	820,847
Credit Suisse Group AG FRN (b) (c) 3.307% 12/14/23	595,000	603,178
DBS Group Holdings Ltd. 3 mo. USD LIBOR + .620%, FRN (b) 2.365% 7/25/22	700,000	703,382
DBS Group Holdings Ltd. 3 mo. USD LIBOR + .620%, FRN (d) 2.365% 7/25/22	200,000	200,966
Global Bank Corp. (d) 5.125% 10/30/19	700,000	713,090
The Goldman Sachs Group, Inc. FRN (c) 2.552% 10/31/22	740,000	738,643
Industrial Senior Trust (d) 5.500% 11/01/22	500,000	497,750
Itau CorpBanca (d) 3.875% 9/22/19	600,000	604,590
Lloyds Banking Group PLC VRN (c) 3.574% 11/07/28	600,000	566,308
Macquarie Group Ltd. VRN (b) (c) 3.189% 11/28/23	330,000	317,856
Macquarie Group Ltd. VRN (b) (c) 4.150% 3/27/24	280,000	281,105
Malayan Banking Bhd 5 year USD Swap + 2.542%, VRN (d) 3.905% 10/29/26	600,000	600,612
Mitsubishi UFJ Financial Group, Inc. FRN (c) 2.757% 3/02/23	850,000	848,640
Mizuho Financial Group, Inc. FRN (c) 2.951% 9/11/22	400,000	402,229
Morgan Stanley 2.750% 5/19/22	605,000	590,008
Morgan Stanley 3 mo. USD LIBOR + 1.340%, VRN 3.591% 7/22/28	585,000	565,847
MUFG Americas Holdings Corp. 2.250% 2/10/20	300,000	295,469
Oversea-Chinese Banking Corp. Ltd. 5 year USD Swap + 2.203%, VRN (d) 4.000% 10/15/24	600,000	604,276

	Principal Amount	Value
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480%, VRN 3.498% 5/15/23	$860,000	$845,089
Sumitomo Mitsui Financial Group, Inc. FRN (c) 2.471% 1/17/23	885,000	886,619
Union Bank of the Philippines (d) 3.369% 11/29/22	400,000	389,146
United Overseas Bank Ltd. 5 year USD Swap + 2.236%, VRN (d) 3.500% 9/16/26	200,000	198,048
United Overseas Bank Ltd. 5 year USD Swap + 1.995%, VRN (d) 3.750% 9/19/24	700,000	702,604

		22,251,367

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	250,000	269,627
Anheuser-Busch InBev Worldwide, Inc. (e) 4.600% 4/15/48	290,000	299,981
Embotelladora Andina SA (d) 5.000% 10/01/23	600,000	630,872
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	200,000	194,784

		1,395,264

Biotechnology — 0.1%
Celgene Corp. 4.350% 11/15/47	595,000	566,394

Building Materials — 0.1%
Builders FirstSource, Inc. (b) 5.625% 9/01/24	320,000	321,600
Owens Corning 4.400% 1/30/48	295,000	272,414

		594,014

Chemicals — 0.4%
Grupo Idesa SA de CV (d) 7.875% 12/18/20	400,000	388,325
Hexion, Inc. (b) 10.375% 2/01/22	320,000	309,600
The Mosaic Co. 4.050% 11/15/27	600,000	585,188
Platform Specialty Products Corp. (b) 5.875% 12/01/25	265,000	259,038
UPL Corp. Ltd. (d) 3.250% 10/13/21	200,000	195,795

		1,737,946

Coal — 0.1%
Peabody Energy Corp. (b) 6.000% 3/31/22	305,000	311,100

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. (d) 3.950% 1/19/22	$375,000	$373,662
ENA Norte Trust (d) 4.950% 4/25/28	144,117	147,576
Garda World Security Corp. (b) 8.750% 5/15/25	305,000	319,487
Prime Security Services Borrower LLC/Prime Finance, Inc. (b) 9.250% 5/15/23	223,000	241,661
S&P Global, Inc. 4.400% 2/15/26	285,000	299,237

		1,381,623

Cosmetics & Personal Care — 0.1%
Coty, Inc. (b) (e) 6.500% 4/15/26	320,000	321,600

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	600,000	578,510
Air Lease Corp. 3.750% 2/01/22	585,000	590,211
Ally Financial, Inc. 4.125% 3/30/20	555,000	557,081
Ally Financial, Inc. 4.250% 4/15/21	30,000	30,075
American Express Co. 2.500% 8/01/22	1,220,000	1,176,800
Discover Financial Services 4.100% 2/09/27	720,000	714,213
Interoceanica IV Finance Ltd. (d) 0.010% 11/30/25	1,022,889	869,456
National Rural Utilities Cooperative Finance Corp. 2.000% 1/27/20	360,000	354,918
NFP Corp. (b) 6.875% 7/15/25	310,000	307,675
SPARC EM SPC Panama Metro Line 2 SP (b) 0.010% 12/05/22	700,000	631,400
SPARC EM SPC Panama Metro Line 2 SP (d) 0.010% 12/05/22	600,000	541,200
Synchrony Financial 3.000% 8/15/19	555,000	553,327
Synchrony Financial 3.950% 12/01/27	25,000	23,642
Travelport Corporate Finance PLC (b) 6.000% 3/15/26	125,000	125,469

		7,053,977

	Principal Amount	Value
Electric — 2.3%
AES Andres BV / Dominican Power Partners/Empresa Generadora de Electricidad It (b) 7.950% 5/11/26	$500,000	$533,475
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	309,466
American Electric Power Co., Inc. 3.200% 11/13/27	95,000	90,532
DTE Energy Co. 3.800% 3/15/27	500,000	493,497
Duke Energy Corp. 3.750% 9/01/46	215,000	193,923
Duke Energy Corp. 3.950% 8/15/47	240,000	225,246
Duke Energy Florida LLC 3.200% 1/15/27	1,000,000	976,421
Duke Energy Progress, Inc. 4.150% 12/01/44	470,000	482,543
Edison International 4.125% 3/15/28	575,000	579,203
Engie Energia Chile SA (d) 5.625% 1/15/21	100,000	105,295
Eversource Energy 2.750% 3/15/22	1,000,000	980,138
Exelon Corp. 3.400% 4/15/26	750,000	724,217
Fortis, Inc. 2.100% 10/04/21	580,000	554,452
NextEra Energy Capital Holdings, Inc. 3.550% 5/01/27	280,000	272,099
NextEra Energy Operating Partners LP (b) 4.500% 9/15/27	340,000	320,450
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	932,309
The Southern Co. 1.850% 7/01/19	65,000	64,126
The Southern Co. 2.450% 9/01/18	820,000	819,085
SP PowerAssets Ltd. (d) 2.700% 9/14/22	700,000	686,043
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	981,483

		10,324,003

Electronics — 0.2%
Arrow Electronics, Inc. 3.875% 1/12/28	290,000	280,943
Corning, Inc. 4.375% 11/15/57	595,000	547,918
Jabil, Inc. 3.950% 1/12/28	90,000	87,145

		916,006

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.4%
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	$776,615	$821,271
Mexico City Airport Trust (b) 4.250% 10/31/26	500,000	481,250
Sydney Airport Finance Co. Pty Ltd. (b) 3.375% 4/30/25	300,000	291,876
Sydney Airport Finance Co. Pty Ltd. (b) 3.625% 4/28/26	300,000	292,407

		1,886,804

Entertainment — 0.1%
Caesars Resort Collection LLC / CRC Finco, Inc. (b) 5.250% 10/15/25	335,000	321,158
Eldorado Resorts, Inc. 6.000% 4/01/25	315,000	319,725

		640,883

Environmental Controls — 0.2%
GFL Environmental, Inc. (b) 5.375% 3/01/23	165,000	162,112
Republic Services, Inc. 3.375% 11/15/27	605,000	583,847

		745,959

Foods — 0.9%
B&G Foods, Inc. 5.250% 4/01/25	305,000	284,123
Cosan Overseas Ltd. (d) 8.250% 11/29/49	500,000	505,250
JBS USA LUX SA/JBS USA Finance, Inc. (b) 6.750% 2/15/28	130,000	124,800
Kraft Heinz Foods Co. 2.000% 7/02/18	235,000	234,765
Kraft Heinz Foods Co. 2.800% 7/02/20	345,000	342,611
The Kroger Co. 3.400% 4/15/22	670,000	666,478
Marfrig Holdings Europe BV (b) 8.000% 6/08/23	200,000	201,250
Pilgrim’s Pride Corp. (b) 5.750% 3/15/25	330,000	320,466
Post Holdings, Inc. (b) 5.500% 3/01/25	320,000	315,200
Smithfield Foods, Inc. (b) 4.250% 2/01/27	595,000	588,947
Sysco Corp. 3.250% 7/15/27	580,000	554,539

		4,138,429

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	206,412

	Principal Amount	Value
Georgia-Pacific LLC (b) 3.600% 3/01/25	$605,000	$608,635
Inversiones CMPC SA/Cayman Islands Branch (d) 4.500% 4/25/22	200,000	205,109

		1,020,156

Gas — 0.1%
NGL Energy Partners LP / NGL Energy Finance Corp. 7.500% 11/01/23	220,000	220,825
Transportadora de Gas del Peru SA (d) 4.250% 4/30/28	200,000	198,750

		419,575

Health Care – Products — 0.5%
Avantor, Inc. (b) 6.000% 10/01/24	160,000	159,200
Avantor, Inc. (b) 9.000% 10/01/25	155,000	152,675
Becton Dickinson and Co. 2.894% 6/06/22	860,000	834,424
Boston Scientific Corp. 4.000% 3/01/28	300,000	300,413
Universal Hospital Services, Inc. 7.625% 8/15/20	330,000	332,475
Zimmer Biomet Holdings, Inc. 2.700% 4/01/20	570,000	563,811

		2,342,998

Health Care – Services — 0.3%
Anthem, Inc. 2.300% 7/15/18	425,000	424,634
Anthem, Inc. 2.950% 12/01/22	160,000	155,693
Centene Corp. 4.750% 1/15/25	330,000	321,750
Polaris Intermediate Corp. (b) 8.500% 12/01/22	80,000	81,601
Tenet Healthcare Corp. 8.125% 4/01/22	210,000	218,925

		1,202,603

Holding Companies-Diversified — 0.2%
CK Hutchison International 17 II Ltd. (b) 2.250% 9/29/20	200,000	196,335
CK Hutchison International 17 Ltd. (d) 2.875% 4/05/22	200,000	196,144
CK Hutchison International Ltd. (b) 3.500% 4/05/27	200,000	193,626
Hutchison Whampoa Ltd. (d) 3.250% 11/08/22	300,000	297,542

		883,647

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Furnishing — 0.1%
Tempur Sealy International, Inc. 5.500% 6/15/26	$335,000	$322,438

Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc. (b) 9.000% 8/15/23	320,000	304,000

Housewares — 0.1%
Newell Brands, Inc. 5.500% 4/01/46	480,000	509,526

Insurance — 0.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b) 8.250% 8/01/23	315,000	324,450
Athene Global Funding (b) 3.000% 7/01/22	600,000	584,406
Brighthouse Financial, Inc. (b) 3.700% 6/22/27	575,000	533,479
Liberty Mutual Group, Inc. (b) 6.500% 5/01/42	730,000	918,860
New York Life Global Funding (b) 2.300% 6/10/22	540,000	521,843
Nuveen Finance LLC (b) 2.950% 11/01/19	540,000	538,844

		3,421,882

Internet — 0.5%
Alibaba Group Holding Ltd. 2.800% 6/06/23	200,000	193,392
eBay, Inc. 2.750% 1/30/23	575,000	555,198
Expedia, Inc. Co. 3.800% 2/15/28	595,000	552,600
Tencent Holdings Ltd. FRN (b) (c) 2.344% 1/19/23	200,000	200,220
Tencent Holdings Ltd. (d) 3.375% 5/02/19	600,000	603,306

		2,104,716

Investment Companies — 0.2%
Temasek Financial I Ltd. (d) 2.375% 1/23/23	750,000	726,646

Leisure Time — 0.2%
Constellation Merger Sub, Inc. (b) 8.500% 9/15/25	160,000	154,800
Royal Caribbean Cruises Ltd. 3.700% 3/15/28	295,000	282,784
Viking Cruises Ltd. (b) 5.875% 9/15/27	420,000	397,950

		835,534

Lodging — 0.1%
Gohl Capital Ltd. (d) 4.250% 1/24/27	600,000	589,980

	Principal Amount	Value
Machinery – Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC (b) 9.250% 3/15/24	$300,000	$321,654

Media — 0.2%
Cengage Learning, Inc. (b) 9.500% 6/15/24	265,000	203,387
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	575,000	587,596

		790,983

Mining — 0.1%
Anglo American Capital PLC (b) 4.500% 3/15/28	585,000	583,724

Oil & Gas — 2.3%
Bharat Petroleum Corp. Ltd. (d) 4.625% 10/25/22	200,000	206,540
BPRL International Singapore Pte Ltd. (d) 4.375% 1/18/27	500,000	492,553
Canadian Natural Resources Ltd. 2.950% 1/15/23	905,000	878,760
CNOOC Finance Ltd. (d) 4.250% 1/26/21	200,000	204,778
CNOOC Finance USA LLC 3.500% 5/05/25	600,000	579,547
CNPC HK Overseas Capital Ltd. (d) 4.500% 4/28/21	700,000	724,646
Ecopetrol SA 7.625% 7/23/19	600,000	633,900
EQT Corp. 3.900% 10/01/27	610,000	583,558
Extraction Oil & Gas, Inc. (b) 5.625% 2/01/26	160,000	151,200
Gulfport Energy Corp. 6.375% 5/15/25	335,000	320,763
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. (b) 5.625% 2/15/26	325,000	319,313
Indian Oil Corp. Ltd. (d) 5.750% 8/01/23	600,000	650,238
Indigo Natural Resources LLC (b) 6.875% 2/15/26	190,000	179,075
MEG Energy Corp. (b) 7.000% 3/31/24	200,000	165,000
Nabors Industries, Inc. (b) 5.750% 2/01/25	200,000	188,750
ONGC Videsh Vankorneft Pte Ltd. (d) 3.750% 7/27/26	850,000	812,243
Petrobras Global Finance BV 7.250% 3/17/44	100,000	102,000

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos (b) 6.350% 2/12/48	$285,000	$275,381
Petroleos Mexicanos 6.750% 9/21/47	290,000	293,445
Petronas Capital Ltd. (d) 3.500% 3/18/25	800,000	789,928
Phillips 66 5.875% 5/01/42	235,000	282,415
QEP Resources, Inc. 5.625% 3/01/26	165,000	155,925
Reliance Holding USA, Inc. (d) 5.400% 2/14/22	600,000	633,984
Sanchez Energy Corp. 6.125% 1/15/23	215,000	156,816
Sinopec Group Overseas Development Ltd. (d) 2.750% 9/29/26	700,000	635,393
Sunoco LP/Sunoco Finance Corp. (b) 5.500% 2/15/26	160,000	154,400

		10,570,551

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.080% 12/15/47	580,000	548,424
Schlumberger Holdings Corp. (b) 2.350% 12/21/18	270,000	269,259
USA Compression Partners LP / USA Compression Finance Corp. (b) 6.875% 4/01/26	160,000	162,400

		980,083

Packaging & Containers — 0.3%
Flex Acquisition Co., Inc. (b) 6.875% 1/15/25	320,000	316,800
Packaging Corp. of America 3.400% 12/15/27	290,000	277,420
Plastipak Holdings, Inc. (b) 6.250% 10/15/25	255,000	254,362
WestRock Co. (b) 3.750% 3/15/25	580,000	578,657

		1,427,239

Pharmaceuticals — 0.8%
AbbVie, Inc. 4.700% 5/14/45	550,000	567,171
AstraZeneca PLC 2.375% 6/12/22	600,000	579,467
CVS Health Corp. 5.050% 3/25/48	575,000	604,777
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (b) 7.500% 10/01/24	215,000	228,438

	Principal Amount	Value
NVA Holdings, Inc. /United States (b) 6.875% 4/01/26	$275,000	$277,063
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	580,000	553,715
Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23	830,000	703,244
Valeant Pharmaceuticals International, Inc. (b) 5.500% 11/01/25	330,000	321,255

		3,835,130

Pipelines — 0.9%
Cheniere Energy Partners LP (b) 5.250% 10/01/25	325,000	320,531
Enable Midstream Partners LP 4.400% 3/15/27	565,000	552,966
Energy Transfer Partners LP 4.200% 4/15/27	145,000	139,981
Energy Transfer Partners LP 4.750% 1/15/26	470,000	475,216
Fermaca Enterprises S de RL de CV (b) 6.375% 3/30/38	232,000	249,980
GNL Quintero SA (d) 4.634% 7/31/29	250,000	252,813
Kinder Morgan Energy Partners LP 6.950% 1/15/38	570,000	687,146
Sabine Pass Liquefaction LLC 5.000% 3/15/27	660,000	685,681
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	712,452
Williams Partners LP 3.750% 6/15/27	290,000	277,251

		4,354,017

Real Estate — 0.1%
Kennedy-Wilson, Inc. (b) 5.875% 4/01/24	260,000	257,725

Real Estate Investment Trusts (REITS) — 0.9%
American Tower Corp. 3.600% 1/15/28	575,000	545,940
American Tower Corp. 4.400% 2/15/26	950,000	960,008
Boston Properties LP 4.125% 5/15/21	520,000	533,368
Crown Castle International Corp 3.700% 6/15/26	700,000	673,650
Crown Castle International Corp. 3.650% 9/01/27	575,000	547,876
Crown Castle International Corp. 4.000% 3/01/27	225,000	221,251
Digital Realty Trust LP 3.700% 8/15/27	250,000	240,909

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ESH Hospitality, Inc. (b) 5.250% 5/01/25	$325,000	$316,160

		4,039,162

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (b) 5.000% 10/15/25	325,000	309,465
Beacon Escrow Corp. (b) 4.875% 11/01/25	310,000	295,275
McDonald’s Corp. 4.450% 3/01/47	235,000	242,217
PetSmart, Inc. (b) 5.875% 6/01/25	115,000	83,088
PetSmart, Inc. (b) 7.125% 3/15/23	200,000	113,500

		1,043,545

Semiconductors — 0.1%
Applied Materials, Inc. 4.350% 4/01/47	280,000	297,790

Software — 0.4%
Fidelity National Information Services, Inc. 3.625% 10/15/20	415,000	420,213
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (b) 10.000% 11/30/24	270,000	299,700
Oracle Corp. 4.125% 5/15/45	540,000	544,366
Riverbed Technology, Inc. (b) 8.875% 3/01/23	165,000	156,750
Solera LLC/ Solera Finance, Inc. (b) 10.500% 3/01/24	135,000	150,187
Sophia LP/Sophia Finance, Inc. (b) 9.000% 9/30/23	230,000	241,500

		1,812,716

Telecommunications — 1.5%
America Movil SAB de CV 5.000% 3/30/20	100,000	103,211
AT&T, Inc. 5.250% 3/01/37	920,000	973,245
Axiata SPV2 Bhd (d) 3.466% 11/19/20	900,000	902,134
Bharti Airtel International Netherlands BV (d) 5.125% 3/11/23	400,000	406,952
Bharti Airtel Ltd. (d) 4.375% 6/10/25	500,000	484,506
CB Escrow Corp. (b) 8.000% 10/15/25	80,000	74,500

	Principal Amount	Value
Cincinnati Bell, Inc. (b) 7.000% 7/15/24	$235,000	$210,325
Digicel Group Ltd. (d) 7.125% 4/01/22	500,000	390,000
Frontier Communications Corp. 8.500% 4/15/20	85,000	85,531
GTT Communications, Inc. (b) 7.875% 12/31/24	310,000	310,775
Intelsat Jackson Holdings SA 7.250% 10/15/20	230,000	212,750
Level 3 Financing, Inc. 5.375% 1/15/24	330,000	321,545
Orange SA 2.750% 2/06/19	564,000	563,795
SingTel Group Treasury Pte Ltd. (d) 4.500% 9/08/21	200,000	208,996
Sprint Capital Corp. 6.875% 11/15/28	80,000	74,600
Sprint Corp. 7.125% 6/15/24	165,000	160,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (b) 4.738% 3/20/25	200,000	200,750
Telefonica Chile SA (d) 3.875% 10/12/22	200,000	199,904
Telesat Canada/Telesat LLC (b) 8.875% 11/15/24	285,000	312,788
Verizon Communications, Inc. 4.400% 11/01/34	565,000	557,995

		6,755,177

Toys, Games & Hobbies — 0.0%
Hasbro, Inc. 3.500% 9/15/27	170,000	159,233

Transportation — 0.8%
Burlington Northern Santa Fe LLC 4.550% 9/01/44	505,000	544,047
CSX Corp. 3.800% 11/01/46	600,000	552,133
Empresa de Transporte de Pasajeros Metro SA (b) 5.000% 1/25/47	750,000	772,500
FedEx Corp. 4.750% 11/15/45	545,000	569,297
Lima Metro Line 2 Finance Ltd. (d) 5.875% 7/05/34	750,000	774,375
PSA International Pte Ltd. (d) 3.875% 2/11/21	100,000	102,808
Union Pacific Corp. 3.000% 4/15/27	250,000	241,065

		3,556,225

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 4.200% 4/01/27	$275,000	$277,223

Water — 0.1%
American Water Capital Corp. 3.400% 3/01/25	500,000	500,903

TOTAL CORPORATE DEBT (Cost $117,891,055)		115,527,141

MUNICIPAL OBLIGATIONS — 0.1%
North Texas Municipal Water District Water System Revenue 5.000% 9/01/35	220,000	253,018

TOTAL MUNICIPAL OBLIGATIONS (Cost $250,892)		253,018

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.9%
Commercial MBS — 7.7%
BBCMS Mortgage Trust, Series 2017-C1, Class XA, VRN (c) 1.521% 2/15/50	4,576,194	459,708
BX Trust, Series 2017-SLCT, Class D, 1 mo. LIBOR + 2.050%, FRN (b) 3.827% 7/15/34	216,000	215,687
BX Trust, Series 2017-SLCT, Class E, 1 mo. LIBOR + 3.150%, FRN (b) 4.927% 7/15/34	355,000	355,227
CD Mortgage Trust, Series 2017-CD4, Class XA, VRN (c) 1.326% 5/10/50	5,801,491	503,150
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, VRN (c) 1.069% 1/10/48	5,771,868	382,618
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, VRN (b) (c) 3.052% 1/10/48	563,000	418,261
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3 3.839% 12/10/54	545,000	552,065
CHT Mortgage Trust, Series 2017-CSMO, Class E, FRN (b) (c) 4.777% 11/15/36	378,000	378,284
CHT Mortgage Trust, Series 2017-CSMO, Class F, FRN (b) (c) 5.518% 11/15/36	202,000	202,175
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class XA, VRN (c) 0.886% 11/10/48	5,299,359	239,038

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class XA, VRN (c) 2.005% 7/10/49	$3,741,066	$439,837
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D (b) 2.850% 2/10/49	583,000	445,729
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4 2.902% 7/10/49	547,000	523,467
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.137% 2/10/48	276,000	271,694
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D (b) 3.520% 9/10/31	534,000	527,233
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, VRN (c) 3.720% 12/10/49	435,000	439,711
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class C, VRN (c) 4.063% 6/10/48	700,000	667,596
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C, VRN (c) 4.500% 11/10/48	413,000	400,585
CLNS Trust, Series 2017-IKPR, Class D, 1 mo. LIBOR + 2.050%, FRN (b) 3.790% 6/11/32	190,000	189,731
CLNS Trust, Series 2017-IKPR, Class E, 1 mo. LIBOR + 3.500%, FRN (b) 5.240% 6/11/32	190,000	190,147
CLNS Trust, Series 2017-IKPR, Class F, 1 mo. LIBOR + 4.500%, FRN (b) 6.240% 6/11/32	190,000	190,342
COMM Mortgage Trust, Series 2016-DC2, Class XA, VRN (c) 1.057% 2/10/49	983,059	60,200
COMM Mortgage Trust, Series 2016-GCT, Class E, VRN (b) (c) 3.461% 8/10/29	210,000	202,791
COMM Mortgage Trust, Series 2015-CR22, Class D, VRN (b) (c) 4.122% 3/10/48	650,000	541,609
COMM Mortgage Trust, Series 2012-CR4, Class D, VRN (b) (c) 4.575% 10/15/45	738,000	385,981
COMM Mortgage Trust, Series 2015-LC23, Class C, VRN (c) 4.646% 10/10/48	470,000	465,295
Commercial Mortgage Trust, Series 2016-CR28, Class C, VRN (c) 4.647% 2/10/49	517,000	511,399
Credit Suisse Mortgage Trust, Series 2008-C1, Class AM, VRN (b) (c) 6.199% 2/15/41	123,034	123,142

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, VRN (c) 0.935% 4/15/50	$9,168,224	$422,202
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class XA, VRN (c) 1.256% 6/15/50	6,688,361	511,806
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, VRN (c) 4.584% 11/15/48	427,000	422,368
CSMC Trust, Series 2017-LSTK, Class C (b) 3.229% 4/05/33	257,000	254,363
CSMC Trust, Series 2017-LSTK, Class D, VRN (b) (c) 3.331% 4/05/33	306,000	299,757
CSMC Trust, Series 2017-CHOP, Class D, 1 mo. LIBOR + 1.900%, FRN (b) 3.677% 7/15/32	285,000	284,614
CSMC Trust, Series 2017-CHOP, Class E, 1 mo. LIBOR + 3.300%, FRN (b) 5.077% 7/15/32	285,000	284,793
Great Wolf Trust, Series 2017-WOLF, Class D, FRN (b) (c) 4.027% 9/15/34	286,000	286,210
Great Wolf Trust, Series 2017-WOLF, Class E, FRN (b) (c) 5.027% 9/15/34	443,000	443,904
Great Wolf Trust, Series 2017-WOLF, Class F, FRN (b) (c) 5.997% 9/15/34	236,000	236,507
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, VRN (c) 1.549% 2/10/46	5,281,287	305,572
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, VRN (c) 0.820% 11/10/48	8,117,520	398,379
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, VRN (c) 1.005% 4/10/47	6,808,892	315,073
GS Mortgage Securities Trust, Series 2017-GS7, Class XA, VRN (c) 1.141% 8/10/50	6,708,258	543,362
GS Mortgage Securities Trust, Series 2014-GC26, Class D, VRN (b) (c) 4.510% 11/10/47	1,450,000	1,249,628
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA, VRN (c) 1.134% 1/15/49	5,353,685	271,338

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class XA, VRN (c) 1.854% 8/15/49	$3,205,163	$372,409
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class C, 1 mo. LIBOR + 1.250%, FRN (b) 2.968% 7/15/34	145,000	145,118
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B 3.460% 8/15/49	174,000	167,865
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class D, 1 mo. LIBOR + 1.950%, FRN (b) 3.668% 7/15/34	136,000	136,176
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class C, VRN (c) 3.793% 8/15/49	134,000	128,738
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class E, 1 mo. LIBOR + 2.950%, FRN (b) 4.668% 7/15/34	121,000	121,207
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, VRN (c) 5.464% 1/15/49	221,430	221,183
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class F, 1 mo. LIBOR + 3.750%, FRN (b) 5.468% 7/15/34	170,000	170,409
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, VRN (c) 0.671% 7/15/48	10,932,043	329,290
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, VRN (c) 0.921% 5/15/48	12,144,202	397,895
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XA, VRN (c) 0.962% 11/15/47	5,098,757	226,014
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, VRN (c) 1.160% 10/15/48	8,717,730	420,445

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class D, VRN (b) (c) 3.844% 2/15/48	$704,000	$571,803
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class B, VRN (c) 4.308% 7/15/48	610,000	615,436
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class C, VRN (c) 4.618% 12/15/48	527,000	533,256
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, VRN (c) 4.668% 11/15/48	100,000	99,383
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class C, VRN (c) 4.746% 3/15/49	466,000	477,112
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D (b) 3.060% 10/15/48	650,000	525,592
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, VRN (b) (c) 3.237% 12/15/47	504,000	371,733
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249% 2/15/48	175,000	172,737
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4 3.720% 12/15/49	454,000	460,020
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class C 4.000% 12/15/47	650,000	614,447
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class C, VRN (c) 4.134% 7/15/50	650,000	625,395
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class C, VRN (c) 4.534% 12/15/47	351,000	337,381
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, VRN (c) 4.752% 5/15/49	475,000	484,942
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN (c) 5.508% 2/12/44	173,163	172,983
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, VRN (c) 0.953% 12/15/48	6,560,855	363,782

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2016-UB11, Class XA, VRN (c) 1.659% 8/15/49	$1,578,743	$146,366
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSC, 1 mo. LIBOR + 3.000%, FRN (b) 4.740% 8/15/26	478,000	475,882
Morgan Stanley Capital I Trust, Series 2017-PRME, Class D, 1 mo. LIBOR + 3.400%, FRN (b) 5.177% 2/15/34	425,000	423,528
MSCG Trust, Series 2016-SNR, Class C (b) 5.205% 11/15/34	539,000	534,086
PFP Ltd., Series 2017-3, Class A, 1 mo. LIBOR + 1.050%, FRN (b) 2.827% 1/14/35	181,715	181,804
PFP Ltd., Series 2017-3, Class AS, 1 mo. LIBOR + 1.300%, FRN (b) 3.077% 1/14/35	164,000	164,054
PFP Ltd., Series 2017-3, Class B, 1 mo. LIBOR + 1.750%, FRN (b) 3.527% 1/14/35	94,000	94,036
PFP Ltd., Series 2017-3, Class C, 1 mo. LIBOR + 2.500%, FRN (b) 4.277% 1/14/35	99,000	99,052
RAIT Trust, Series 2017-FL7, Class A, 1 mo. LIBOR + .950%, FRN (b) 2.727% 6/15/37	500,729	500,829
RAIT Trust, Series 2017-FL7, Class AS, 1 mo. LIBOR + 1.300%, FRN (b) 3.077% 6/15/37	141,000	141,049
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, VRN (c) 2.014% 10/10/48	3,940,323	451,505
Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4, Class A (b) 4.000% 6/25/39	105,867	106,370
UBS Commercial Mortgage Trust, Series 2018-C9, Class XA, VRN (c) 1.067% 3/15/51	5,153,000	368,275
UBS Commercial Mortgage Trust, Series 2017-C6, Class C, VRN (c) 4.454% 12/15/50	580,000	571,872
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AJ, VRN (c) 5.413% 12/15/43	285,444	288,336
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class AJ, VRN (c) 5.632% 10/15/48	303,820	307,277

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class XA, VRN (c) 0.769% 7/15/58	$12,724,785	$463,438
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class XA, VRN (c) 1.018% 12/15/48	5,460,462	295,827
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class XA, VRN (c) 1.090% 11/15/48	6,663,310	408,086
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class XA, VRN (c) 1.652% 11/15/49	2,383,476	220,927
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4 3.809% 12/15/48	392,000	399,071
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class D (b) 3.938% 8/15/50	560,000	457,595
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, VRN (c) 4.542% 9/15/58	390,000	387,553
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, VRN (c) 4.600% 12/15/48	421,000	424,188
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class C, VRN (c) 4.611% 11/15/48	468,000	479,943
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, VRN (c) 1.109% 8/15/47	12,496,143	617,431

		35,083,709

Home Equity ABS — 0.8%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	4,963,903	3,912,151

Other ABS — 10.1%
AASET US Ltd., Series 2018-1A, Class A (b) 3.844% 1/16/38	984,800	977,139
ALM VII R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040%, FRN (b) 5.762% 10/15/28	1,000,000	1,022,036

	Principal Amount	Value
ALM XIX LLC, Series 2016-19A, Class B, 3 mo. USD LIBOR + 3.000%, FRN (b) 4.722% 7/15/28	$500,000	$505,156
ALM XIX LLC, Series 2016-19A, Class C, 3 mo. USD LIBOR + 4.350%, FRN (b) 6.072% 7/15/28	500,000	507,306
Anchorage Capital CLO Ltd., Series 2014-5RA, Class A, FRN (b) (c) 2.712% 1/15/30	1,000,000	1,002,149
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, STEP (b) 5.682% 12/16/41	927,083	922,752
BlueMountain CLO Ltd., Series 2015-3A, Class CR, FRN (b) (c) (e) 1.000% 4/20/31	1,000,000	1,000,000
BlueMountain CLO Ltd., Series 2015-2A, Class C, 3 mo. USD LIBOR + 2.700%, FRN (b) 4.434% 7/18/27	1,000,000	1,003,342
BlueMountain CLO Ltd., Series 2015-3A, Class B, 3 mo. USD LIBOR + 3.100%, FRN (b) 4.845% 10/20/27	1,000,000	999,999
BlueMountain CLO Ltd., Series 2015-2A, Class D, 3 mo. USD LIBOR + 3.550%, FRN (b) 5.284% 7/18/27	1,000,000	1,003,633
BlueMountain CLO Ltd., Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.550%, FRN (b) 5.295% 10/20/27	1,000,000	999,999
BlueMountain CLO Ltd., Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150%, FRN (b) 5.895% 1/20/29	1,000,000	1,014,971
CAL Funding III Ltd., Series 2018-1A, Class A (b) 3.960% 2/25/43	495,833	500,007
Carlyle Global Market Strategies CLO Ltd., Series 2016-2A, Class D2, 3 mo. USD LIBOR + 6.450%, FRN (b) 8.172% 7/15/27	500,000	503,627
Castle Aircraft SecuritizationTrust, Series 2015-1A, Class A, STEP (b) 4.703% 12/15/40	1,203,385	1,204,956
CLI Funding V LLC, Series 2014-2A, Class A (b) 3.380% 10/18/29	450,878	446,408

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gilbert Park Clo Ltd., Series 2017-1A, Class D, FRN (b) (c) 4.315% 10/15/30	$500,000	$503,363
Gilbert Park CLO Ltd., Series 2017-1A, Class E, FRN (b) (c) 7.765% 10/15/30	1,000,000	1,013,794
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	449,667	442,650
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class D, 3 mo. USD LIBOR + 3.350%, FRN (b) 5.095% 7/20/27	1,000,000	1,004,170
Helios Issuer LLC, Series 2017-1A, Class A (b) 4.940% 9/20/49	237,698	242,006
HERO Funding Trust, Series 2016-4A, Class A2 (b) 4.290% 9/20/47	408,842	416,712
Invitation Homes Trust, Series 2018-SFR1, Class C, FRN (b) (c) 3.058% 3/17/37	1,145,000	1,152,104
Invitation Homes Trust, Series 2018-SFR1, Class D, FRN (b) (c) 3.258% 3/17/37	750,000	754,621
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450%, FRN (b) 5.172% 7/15/27	1,000,000	1,002,789
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440%, FRN (b) 7.200% 1/27/26	1,000,000	1,001,100
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150%, FRN 2.022% 8/25/37	2,836,312	2,701,958
Mosaic Solar Loans LLC, Series 2017-1A, Class A (b) 4.450% 6/20/42	682,707	696,514
Octagon Investment Partners Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500%, FRN (b) 5.245% 3/17/30	1,000,000	1,009,392
Octagon Investment Partners Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200%, FRN (b) 7.945% 3/17/30	500,000	505,373
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.000%, FRN (b) 5.722% 7/15/29	1,000,000	1,022,172

	Principal Amount	Value
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, FRN (b) (c) 7.195% 1/22/30	$1,000,000	$975,992
OneMain Financial Issuance Trust, Series 2015-2A, Class A (b) 2.570% 7/18/25	54,092	53,980
OneMain Financial Issuance Trust, Series 2015-1A, Class A (b) 3.190% 3/18/26	2,407,682	2,413,561
Springleaf Funding Trust, Series 2015-AA, Class A (b) 3.160% 11/15/24	2,648,366	2,651,400
Sprite Ltd., Series 2017-1, Class A (b) 4.250% 12/15/37	490,400	488,639
TAL Advantage V LLC, Series 2013-1A, Class A (b) 2.830% 2/22/38	245,833	241,472
TAL Advantage V LLC, Series 2014-1A, Class A (b) 3.510% 2/22/39	407,067	403,590
TCI-Cent CLO Income Note Issuer Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.650%, FRN (b) 5.395% 7/25/30	500,000	506,762
TCI-Cent CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 4.000%, FRN (b) 5.760% 12/21/29	1,000,000	1,011,523
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400%, FRN (b) 5.145% 10/20/26	1,000,000	1,000,447
THL Credit Wind River CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.200%, FRN (b) 4.922% 7/15/28	500,000	502,315
THL Credit Wind River CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750%, FRN (b) 5.484% 4/18/29	1,000,000	1,011,888
THL Credit Wind River CLO Ltd., Series 2012-1A, Class DR, 3 mo. USD LIBOR + 4.100%, FRN (b) 5.822% 1/15/26	1,000,000	1,016,637
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, VRN (b) (c) 2.500% 11/25/60	3,344,441	3,289,648
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (b) 2.709% 8/15/47	447,054	441,707

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Triton Container Finance V LLC, Series 2018-1A, Class A (b) 3.950% 3/20/43	$500,000	$499,905
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 (b) 4.072% 2/16/43	749,375	756,248
Venture XVII CLO Ltd., Series 2014-17A, Class B2R, 3 mo. USD LIBOR + 1.600%, FRN (b) 3.322% 7/15/26	1,000,000	1,000,106
Westcott Park Clo Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.350%, FRN (b) 6.095% 7/20/28	500,000	510,733

		45,858,751

Student Loans ABS — 0.2%
SoFi Professional Loan Program LLC, Series 2017-D, Class BFX (b) 3.610% 9/25/40	350,000	346,804
SoFi Professional Loan Program LLC, Series 2018-B, Class BFX (b) 3.830% 8/25/47	500,000	503,035

		849,839

WL Collateral CMO — 8.6%
CIM Trust, Series 2017-6, Class A1, VRN (b) (c) 3.015% 6/25/57	2,733,853	2,668,236
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, VRN (c) 3.705% 4/25/37	2,884,931	2,774,820
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	3,389,468	3,284,563
Countrywide Alternative Loan Trust, Series 2006-13T1, Class A11 6.000% 5/25/36	2,674,476	2,169,605
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A1 6.250% 12/25/36	4,508,444	3,239,210
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HYB2, Class 3A1, VRN (c) 3.450% 2/25/47	2,030,378	1,832,652
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-14, Class A6 6.000% 9/25/37	2,111,073	1,870,775
CSMC Trust, Series 2015-RPL3, Class A1, STEP (b) 3.750% 12/25/56	4,626,454	4,628,350

	Principal Amount	Value
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170%, FRN 1.978% 12/19/36	$1,689,753	$1,482,705
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, VRN (c) 3.491% 5/25/37	3,404,954	3,104,358
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. LIBOR + .200%, FRN 1.821% 7/25/47	4,155,880	3,742,309
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, VRN (c) 3.562% 7/25/35	749,894	697,020
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, VRN (c) 3.726% 2/25/36	3,341,898	2,811,976
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, VRN (b) (c) 6.500% 10/26/37	1,329,765	1,103,904
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%, FRN 6.000% 4/25/37	600,386	560,577
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, VRN (c) 3.603% 10/25/37	1,892,977	1,826,641
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, STEP 6.350% 5/25/36	1,505,655	1,260,628

		39,058,329

WL Collateral PAC — 0.5%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	2,574,546	2,279,960

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $128,972,766)		127,042,739

SOVEREIGN DEBT OBLIGATIONS — 1.9%
Chile Government International Bond 2.250% 10/30/22	150,000	143,700
Chile Government International Bond 3.125% 3/27/25	600,000	588,000

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chile Government International Bond 3.125% 1/21/26	$600,000	$587,100
Export-Import Bank of India, FRN (c) (d) 2.892% 8/21/22	200,000	199,570
Export-Import Bank of India (d) 3.125% 7/20/21	400,000	394,739
Export-Import Bank of India (d) 4.000% 1/14/23	200,000	199,967
Fondo MIVIVIENDA SA (b) 3.500% 1/31/23	150,000	147,000
Fondo MIVIVIENDA SA (d) 3.500% 1/31/23	200,000	196,000
Indonesia Government International Bond (d) 4.875% 5/05/21	700,000	729,965
Israel Government International Bond 2.875% 3/16/26	600,000	575,016
Israel Government International Bond 4.000% 6/30/22	400,000	413,585
Malaysia Sovereign Sukuk Bhd (d) 3.043% 4/22/25	500,000	489,700
Malaysia Sukuk Global Bhd (d) 3.179% 4/27/26	250,000	244,682
Mexico Government International Bond 3.750% 1/11/28	735,000	710,745
Mexico Government International Bond 4.000% 10/02/23	100,000	102,400
Mexico Government International Bond 4.150% 3/28/27	843,000	852,273
Panama Government International Bond 4.000% 9/22/24	200,000	205,300
Perusahaan Penerbit SBSN Indonesia III (b) 4.150% 3/29/27	400,000	396,000
Perusahaan Penerbit SBSN Indonesia III (d) 4.150% 3/29/27	200,000	198,000
Philippine Government International Bond 4.000% 1/15/21	200,000	204,621
Philippine Government International Bond 4.200% 1/21/24	900,000	936,171

		8,514,534

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,790,703)		8,514,534

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.5%
Collateralized Mortgage Obligations — 9.3%
Federal Home Loan Mortgage Corp. Series 4093, Class PA 3.000% 8/15/42	$5,129,666	$5,006,652
Series 4481, Class B 3.000% 12/15/42	7,214,186	7,116,521
Series 4483, Class CA 3.000% 6/15/44	6,696,834	6,601,956
Series 4750, Class PA 3.000% 7/15/46	2,972,719	2,941,368
Series 355, Class 300 3.000% 8/15/47	3,739,194	3,644,487
Series 358, Class 300 3.000% 10/15/47	3,328,709	3,247,997
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K722, Class X1 VRN 1.311% 3/25/23 (c)	6,687,411	344,467
Series K053, Class A2 2.995% 12/25/25	463,000	457,516
Series K050, Class A2 VRN 3.334% 8/25/25 (c)	350,000	354,144
Federal National Mortgage Association Series 2018-21, Class PO 0.010% 4/25/48	4,000,000	3,177,500
Series 2016-M3, Class A2 2.702% 2/25/26	465,000	448,658
Series 2015-9, Class HA 3.000% 1/25/45	1,013,719	1,008,265
Government National Mortgage Association Series 2015-74, Class LZ 3.500% 5/20/45	3,162,384	3,075,394
Series 2015-92, Class CZ 3.500% 6/20/45	5,031,831	4,904,215

		42,329,140

Pass-Through Securities — 5.2%
Federal Home Loan Mortgage Corp. Pool #G08658 3.000% 8/01/45	3,939,366	3,858,424
Pool #G08632 3.500% 3/01/45	3,067,292	3,087,301
Federal National Mortgage Association Pool #AL9238 3.000% 10/01/41	4,321,051	4,236,318
Pool #MA2248 3.000% 4/01/45	2,720,526	2,645,074
Pool #AS7661 3.000% 8/01/46	1,731,521	1,683,498

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA2711 3.000% 8/01/46	$6,005,521	$5,838,962
Pool #AX2501 4.000% 10/01/44	2,359,472	2,421,961

		23,771,538

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $67,212,028)		66,100,678

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bonds & Notes — 26.0%
U.S. Treasury Bond 2.750% 11/15/42	4,825,000	4,657,633
U.S. Treasury Bond 2.750% 8/15/47	3,000,000	2,867,402
U.S. Treasury Bond 2.875% 8/15/45	10,010,000	9,831,502
U.S. Treasury Bond 2.875% 11/15/46	4,120,000	4,040,819
U.S. Treasury Bond 3.375% 5/15/44	2,250,000	2,420,112
U.S. Treasury Inflation Index 0.125% 4/15/22	7,028,823	6,929,744
U.S. Treasury Inflation Index 0.375% 7/15/27	2,298,943	2,242,743
U.S. Treasury Note 0.750% 8/31/18	395,000	393,133
U.S. Treasury Note 0.750% 2/15/19	7,080,000	6,997,031
U.S. Treasury Note 1.125% 1/15/19	6,750,000	6,698,881
U.S. Treasury Note 1.125% 1/31/19	975,000	967,178
U.S. Treasury Note 1.125% 6/30/21	5,880,000	5,640,666
U.S. Treasury Note 1.250% 10/31/21	5,910,000	5,663,904
U.S. Treasury Note 1.750% 11/30/21	5,650,000	5,505,715
U.S. Treasury Note 1.875% 1/31/22	1,050,000	1,026,231
U.S. Treasury Note 1.875% 8/31/24	6,920,000	6,602,180
U.S. Treasury Note 2.000% 5/31/21	5,720,000	5,644,925
U.S. Treasury Note 2.000% 12/31/21	5,590,000	5,491,629
U.S. Treasury Note 2.125% 7/31/24	1,000,000	968,848
U.S. Treasury Note 2.125% 9/30/24	5,690,000	5,505,353

	Principal Amount	Value
U.S. Treasury Note 2.250% 10/31/24	$6,405,000	$6,240,997
U.S. Treasury Note 2.250% 8/15/27	6,230,000	5,973,925
U.S. Treasury Note 2.250% 11/15/27	11,810,000	11,313,034
U.S. Treasury Note 3.625% 8/15/43	4,100,000	4,589,516

		118,213,101

TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,553,711)		118,213,101

TOTAL BONDS & NOTES (Cost $442,671,154)		435,651,211

	Number of Shares
MUTUAL FUNDS — 3.0%
Diversified Financial Services — 3.0%
DoubleLine Floating Rate Fund	1,383,537	13,752,356

TOTAL MUTUAL FUNDS (Cost $13,954,937)		13,752,356

TOTAL LONG-TERM INVESTMENTS (Cost $456,644,895)		449,412,970

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (f)	$6,046,640	6,046,640

U.S. Treasury Bill — 0.5%
U.S. Treasury Bill 0.000% 6/07/18	1,720,000	1,714,760
U.S. Treasury Bill 0.000% 9/06/18	750,000	743,940

		2,458,700

TOTAL SHORT-TERM INVESTMENTS (Cost $8,505,952)		8,505,340

TOTAL INVESTMENTS — 100.6% (Cost $465,150,847) (g)		457,918,310

Other Assets/(Liabilities) — (0.6)%		(2,823,864)

NET ASSETS — 100.0%		$455,094,446

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
PO	Principal Only
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $93,321,445 or 20.51% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $27,568,573 or 6.06% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Maturity value of $6,047,138. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $6,170,953.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 2.6%
Chemicals — 1.8%
Ashland Global Holdings, Inc.	1,700	$118,643
Celanese Corp. Series A	5,500	551,155
The Chemours Co.	7,500	365,325
Eastman Chemical Co.	97,070	10,248,651
Huntsman Corp.	8,600	251,550
LyondellBasell Industries NV Class A	18,500	1,955,080
PPG Industries, Inc.	9,900	1,104,840
RPM International, Inc.	4,600	219,282
Westlake Chemical Corp.	4,900	544,635

		15,359,161

Forest Products & Paper — 0.1%
International Paper Co.	15,900	849,537

Iron & Steel — 0.2%
Nucor Corp.	12,700	775,843
Reliance Steel & Aluminum Co.	2,900	248,646
Steel Dynamics, Inc.	9,400	415,668

		1,440,157

Mining — 0.5%
Freeport-McMoRan, Inc. (a)	194,300	3,413,851
Newmont Mining Corp.	13,200	515,724

		3,929,575

		21,578,430

Communications — 7.5%
Advertising — 0.0%
The Interpublic Group of Cos., Inc.	15,400	354,662

Internet — 0.4%
Alphabet, Inc. Class A (a)	2,880	2,986,963
CDW Corp.	6,100	428,891

		3,415,854

Media — 2.4%
Comcast Corp. Class A	163,600	5,590,212
News Corp. Class A	15,400	243,320
Time Warner, Inc.	46,300	4,379,054
The Walt Disney Co.	95,940	9,636,214

		19,848,800

Telecommunications — 4.7%
ARRIS International PLC (a)	7,000	185,990
AT&T, Inc.	277,240	9,883,606
Cisco Systems, Inc.	475,000	20,372,750
Motorola Solutions, Inc.	6,600	694,980
Verizon Communications, Inc.	163,300	7,809,006

		38,946,332

		62,565,648

	Number of Shares	Value
Consumer, Cyclical — 8.8%
Airlines — 0.5%
American Airlines Group, Inc.	19,400	$1,008,024
Delta Air Lines, Inc.	28,300	1,551,123
JetBlue Airways Corp. (a)	11,600	235,712
Southwest Airlines Co.	23,600	1,351,808

		4,146,667

Apparel — 0.3%
Carter’s, Inc.	1,700	176,970
Hanesbrands, Inc. (b)	78,970	1,454,627
Michael Kors Holdings Ltd. (a)	4,400	273,152
Ralph Lauren Corp.	2,300	257,140

		2,161,889

Auto Manufacturers — 1.6%
Ford Motor Co.	156,200	1,730,696
General Motors Co.	217,630	7,908,674
PACCAR, Inc.	56,080	3,710,814

		13,350,184

Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	5,700	222,642
Aptiv PLC	10,300	875,191
BorgWarner, Inc.	8,500	426,955
Lear Corp.	2,700	502,443

		2,027,231

Entertainment — 0.0%
The Madison Square Garden Co. Class A (a)	900	221,220

Home Builders — 0.5%
Lennar Corp. Class A	51,300	3,023,622
NVR, Inc. (a)	100	280,000
PulteGroup, Inc.	11,800	347,982
Thor Industries, Inc.	2,000	230,340
Toll Brothers, Inc.	6,800	294,100

		4,176,044

Leisure Time — 0.8%
Brunswick Corp.	3,600	213,804
Carnival Corp.	79,510	5,214,266
Norwegian Cruise Line Holdings Ltd. (a)	8,600	455,542
Royal Caribbean Cruises Ltd.	8,600	1,012,564

		6,896,176

Lodging — 0.5%
Hyatt Hotels Corp. Class A	1,500	114,390
Las Vegas Sands Corp.	52,610	3,782,659
Wyndham Worldwide Corp.	4,100	469,163

		4,366,212

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 4.2%
AutoNation, Inc. (a)	3,000	$140,340
AutoZone, Inc. (a)	1,100	713,559
Best Buy Co., Inc.	11,700	818,883
CarMax, Inc. (a)	7,400	458,356
Darden Restaurants, Inc.	3,800	323,950
Dollar General Corp.	9,800	916,790
Foot Locker, Inc.	3,700	168,498
The Gap, Inc.	15,600	486,720
Genuine Parts Co.	4,500	404,280
Kohl’s Corp.	6,300	412,713
Lowe’s Cos., Inc.	29,600	2,597,400
Macy’s, Inc.	9,300	276,582
Nordstrom, Inc.	6,800	329,188
PVH Corp.	3,100	469,433
Tapestry, Inc.	47,330	2,490,031
Target Corp.	122,690	8,518,367
The TJX Cos., Inc.	20,400	1,663,824
Tractor Supply Co.	5,100	321,402
Walmart, Inc.	152,930	13,606,182
Williams-Sonoma, Inc. (b)	3,400	179,384

		35,295,882

Textiles — 0.1%
Mohawk Industries, Inc. (a)	3,000	696,660

		73,338,165

Consumer, Non-cyclical — 16.7%
Agriculture — 0.9%
Archer-Daniels-Midland Co.	22,500	975,825
Philip Morris International, Inc.	62,760	6,238,344

		7,214,169

Beverages — 1.3%
The Coca-Cola Co.	135,270	5,874,776
Coca-Cola European Partners PLC	128,890	5,369,558

		11,244,334

Biotechnology — 2.2%
Amgen, Inc.	55,130	9,398,563
Biogen, Inc. (a)	8,500	2,327,470
Gilead Sciences, Inc.	87,290	6,580,793

		18,306,826

Commercial Services — 0.2%
AMERCO	800	276,080
Booz Allen Hamilton Holding Corp.	5,400	209,088
ManpowerGroup, Inc.	2,700	310,770
United Rentals, Inc. (a)	3,500	604,555
The Western Union Co.	18,500	355,755

		1,756,248

Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	58,280	4,620,438

	Number of Shares	Value
Foods — 0.3%
Conagra Brands, Inc.	12,300	$453,624
Ingredion, Inc.	2,600	335,192
The J.M. Smucker Co.	4,600	570,446
The Kroger Co.	28,300	677,502
Pilgrim’s Pride Corp. (a)	9,900	243,639

		2,280,403

Health Care – Products — 2.9%
Abbott Laboratories	73,450	4,401,124
Boston Scientific Corp. (a)	126,980	3,469,094
Danaher Corp.	62,278	6,097,639
Thermo Fisher Scientific, Inc.	24,810	5,122,272
Zimmer Biomet Holdings, Inc.	43,480	4,741,059

		23,831,188

Health Care – Services — 2.9%
Aetna, Inc.	12,300	2,078,700
Anthem, Inc.	10,200	2,240,940
Cigna Corp.	9,700	1,627,078
DaVita, Inc. (a)	7,700	507,738
HCA Healthcare, Inc.	14,000	1,358,000
Laboratory Corp. of America Holdings (a)	4,200	679,350
MEDNAX, Inc. (a)	3,800	211,394
Quest Diagnostics, Inc.	5,200	521,560
UnitedHealth Group, Inc.	71,220	15,241,080

		24,465,840

Pharmaceuticals — 5.5%
AbbVie, Inc.	48,700	4,609,455
AmerisourceBergen Corp.	6,100	525,881
Express Scripts Holding Co. (a)	22,700	1,568,116
Johnson & Johnson	100,500	12,879,075
McKesson Corp.	7,800	1,098,786
Mylan NV (a)	145,620	5,995,175
Perrigo Co. PLC	5,700	475,038
Pfizer, Inc.	520,510	18,472,900

		45,624,426

		139,343,872

Energy — 9.3%
Oil & Gas — 7.4%
Chevron Corp.	204,422	23,312,285
Concho Resources, Inc. (a)	25,200	3,788,316
ConocoPhillips	161,201	9,557,607
Devon Energy Corp.	16,100	511,819
Energen Corp. (a)	3,900	245,154
Helmerich & Payne, Inc.	4,400	292,864
Hess Corp.	12,600	637,812
HollyFrontier Corp.	6,700	327,362
Marathon Oil Corp.	34,100	550,033
Marathon Petroleum Corp.	20,100	1,469,511
Murphy Oil Corp.	5,700	147,288

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips 66	60,559	$5,808,819
Suncor Energy, Inc.	403,850	13,948,979
Valero Energy Corp.	17,200	1,595,644

		62,193,493

Oil & Gas Services — 1.3%
Halliburton Co.	108,237	5,080,645
National Oilwell Varco, Inc.	15,200	559,512
Weatherford International PLC (a) (b)	2,194,810	5,026,115

		10,666,272

Pipelines — 0.6%
Enbridge, Inc.	166,777	5,248,472

		78,108,237

Financial — 29.4%
Banks — 18.8%
Bank of America Corp.	803,870	24,108,061
The Bank of New York Mellon Corp.	40,700	2,097,271
BB&T Corp.	31,200	1,623,648
BOK Financial Corp.	2,700	267,273
Capital One Financial Corp.	18,300	1,753,506
CIT Group, Inc.	53,230	2,741,345
Citigroup, Inc.	279,290	18,852,075
Citizens Financial Group, Inc.	19,600	822,808
Comerica, Inc.	5,800	556,394
Commerce Bancshares, Inc.	4,100	245,631
Cullen/Frost Bankers, Inc.	2,600	275,782
East West Bancorp, Inc.	5,900	368,986
Fifth Third Bancorp	28,200	895,350
The Goldman Sachs Group, Inc.	51,320	12,925,455
Huntington Bancshares, Inc.	43,000	649,300
JP Morgan Chase & Co.	366,020	40,251,220
KeyCorp	389,540	7,615,507
M&T Bank Corp.	6,100	1,124,596
Morgan Stanley	165,890	8,951,424
Northern Trust Corp.	7,900	814,727
The PNC Financial Services Group, Inc.	19,000	2,873,560
Prosperity Bancshares, Inc.	2,800	203,364
Regions Financial Corp.	45,500	845,390
State Street Corp.	14,700	1,466,031
SunTrust Banks, Inc.	18,800	1,279,152
Synovus Financial Corp.	4,800	239,712
US Bancorp	66,300	3,348,150
Webster Financial Corp.	3,700	204,980
Wells Fargo & Co.	195,800	10,261,878
Western Alliance Bancorp (a)	3,500	203,385
Zions Bancorp	171,500	9,043,195

		156,909,156

	Number of Shares	Value
Diversified Financial Services — 4.2%
Alliance Data Systems Corp.	2,200	$468,292
Ally Financial, Inc.	17,300	469,695
American Express Co.	34,900	3,255,472
Ameriprise Financial, Inc.	40,470	5,987,132
BlackRock, Inc.	14,570	7,892,860
Credit Acceptance Corp. (a) (b)	600	198,246
Discover Financial Services	15,300	1,100,529
E*TRADE Financial Corp. (a)	10,000	554,100
FNF Group	8,900	356,178
Franklin Resources, Inc.	21,400	742,152
Invesco Ltd.	15,400	492,954
Lazard Ltd. Class A	5,300	278,568
Nasdaq, Inc.	118,720	10,236,039
Raymond James Financial, Inc.	5,200	464,932
Santander Consumer USA Holdings, Inc.	14,400	234,720
Synchrony Financial	30,500	1,022,665
T. Rowe Price Group, Inc.	9,100	982,527

		34,737,061

Insurance — 4.0%
Aflac, Inc.	31,200	1,365,312
Alleghany Corp.	700	430,108
The Allstate Corp.	14,700	1,393,560
American Financial Group, Inc.	6,700	751,874
American International Group, Inc.	47,100	2,563,182
Aon PLC	15,980	2,242,473
Athene Holding Ltd. Class A (a)	5,800	277,298
Chubb Ltd.	18,700	2,557,599
Cincinnati Financial Corp.	6,700	497,542
Everest Re Group Ltd.	1,300	333,866
The Hartford Financial Services Group, Inc.	143,690	7,402,909
Lincoln National Corp.	8,700	635,622
Loews Corp.	13,200	656,436
Markel Corp. (a)	600	702,150
MetLife, Inc.	42,200	1,936,558
Old Republic International Corp.	10,000	214,500
Principal Financial Group, Inc.	10,900	663,919
Prudential Financial, Inc.	16,900	1,749,995
Reinsurance Group of America, Inc.	2,600	400,400
RenaissanceRe Holdings Ltd.	1,200	166,212
Torchmark Corp.	11,100	934,287
The Travelers Cos., Inc.	25,000	3,471,500
Unum Group	8,800	418,968
Voya Financial, Inc.	7,500	378,750
W.R. Berkley Corp.	4,900	356,230
Willis Towers Watson PLC	5,400	821,826

		33,323,076

Real Estate — 0.0%
Jones Lang LaSalle, Inc.	1,800	314,352

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.3%
Crown Castle International Corp.	69,660	$7,635,433
Digital Realty Trust, Inc.	28,540	3,007,545
Invitation Homes, Inc.	100,700	2,298,981
Prologis, Inc.	103,650	6,528,913

		19,470,872

Savings & Loans — 0.1%
Investors Bancorp, Inc.	11,100	151,404
New York Community Bancorp, Inc.	19,600	255,388

		406,792

		245,161,309

Industrial — 10.5%
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	32,231	10,891,822
Spirit AeroSystems Holdings, Inc. Class A	4,800	401,760
United Technologies Corp.	30,300	3,812,346

		15,105,928

Building Materials — 0.0%
Owens Corning	4,600	369,840

Electrical Components & Equipment — 0.0%
Hubbell, Inc.	1,500	182,670

Electronics — 1.4%
Arrow Electronics, Inc. (a)	3,600	277,272
Avnet, Inc.	4,900	204,624
Corning, Inc.	47,000	1,310,360
Garmin Ltd.	7,600	447,868
Gentex Corp.	10,900	250,918
Honeywell International, Inc.	28,900	4,176,339
SYNNEX Corp.	1,100	130,240
TE Connectivity Ltd.	44,360	4,431,564

		11,229,185

Engineering & Construction — 0.7%
Fluor Corp.	106,390	6,087,636

Environmental Controls — 0.7%
Waste Management, Inc.	66,130	5,562,856

Hand & Machine Tools — 0.0%
Snap-on, Inc.	2,300	339,342

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	25,280	3,725,766
Oshkosh Corp.	3,000	231,810

		3,957,576

Machinery – Diversified — 0.6%
AGCO Corp.	3,200	207,520
Cummins, Inc.	6,800	1,102,212
Zebra Technologies Corp. Class A (a)	23,500	3,270,965

		4,580,697

	Number of Shares	Value
Manufacturing — 0.4%
Siemens AG Sponsored ADR	51,860	$3,314,891

Miscellaneous – Manufacturing — 1.2%
Carlisle Cos., Inc.	2,500	261,025
Eaton Corp. PLC	17,700	1,414,407
Ingersoll-Rand PLC	10,000	855,100
Parker-Hannifin Corp.	37,293	6,378,222
Pentair PLC	5,900	401,967
Textron, Inc.	10,400	613,288
Trinity Industries, Inc.	5,700	185,991

		10,110,000

Packaging & Containers — 0.8%
Crown Holdings, Inc. (a)	5,200	263,900
Packaging Corp. of America	3,500	394,450
Sonoco Products Co.	3,900	189,150
WestRock Co.	87,240	5,598,191

		6,445,691

Transportation — 2.4%
FedEx Corp.	21,260	5,104,738
Kansas City Southern	33,560	3,686,566
Norfolk Southern Corp.	7,600	1,031,928
United Parcel Service, Inc. Class B	27,600	2,888,616
XPO Logistics, Inc. (a)	73,280	7,460,637

		20,172,485

		87,458,797

Technology — 9.1%
Computers — 3.2%
Apple, Inc.	98,000	16,442,440
Hewlett Packard Enterprise Co.	47,700	836,658
HP, Inc.	177,280	3,885,978
International Business Machines Corp.	37,200	5,707,596

		26,872,672

Office & Business Equipment — 0.1%
Xerox Corp.	9,600	276,288

Semiconductors — 3.1%
Applied Materials, Inc.	37,200	2,068,692
Intel Corp.	187,300	9,754,584
KLA-Tencor Corp.	6,400	697,664
Lam Research Corp.	6,600	1,340,856
Marvell Technology Group Ltd.	278,760	5,853,960
Qorvo, Inc. (a)	5,100	359,295
Skyworks Solutions, Inc.	7,400	741,924
Teradyne, Inc.	7,900	361,109
Texas Instruments, Inc.	46,780	4,859,974

		26,038,058

Software — 2.7%
CA, Inc.	16,700	566,130
First Data Corp. Class A (a)	152,250	2,436,000
Microsoft Corp.	77,110	7,037,830

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	151,700	$6,940,275
Synopsys, Inc. (a)	68,460	5,698,610

		22,678,845

		75,865,863

Utilities — 3.8%
Electric — 3.8%
AES Corp.	21,400	243,318
Ameren Corp.	9,700	549,311
American Electric Power Co., Inc.	19,000	1,303,210
DTE Energy Co.	7,400	772,560
Duke Energy Corp.	86,600	6,708,902
Edison International	105,330	6,705,308
Entergy Corp.	85,600	6,743,568
Eversource Energy	11,800	695,256
NextEra Energy, Inc.	30,355	4,957,882
Pinnacle West Capital Corp.	4,600	367,080
Public Service Enterprise Group, Inc.	20,300	1,019,872
WEC Energy Group, Inc.	12,600	790,020
Westar Energy, Inc.	5,200	273,468
Xcel Energy, Inc.	17,400	791,352

		31,921,107

TOTAL COMMON STOCK (Cost $677,454,133)		815,341,428

TOTAL EQUITIES (Cost $677,454,133)		815,341,428

MUTUAL FUNDS — 1.5%
Diversified Financial Services — 1.5%
iShares Russell 1000 Value Index Fund (b)	26,500	3,178,940
State Street Navigator Securities Lending Prime Portfolio (c)	9,498,256	9,498,256

		12,677,196

TOTAL MUTUAL FUNDS (Cost $12,762,021)		12,677,196

TOTAL LONG-TERM INVESTMENTS (Cost $690,216,154)		828,018,624

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$15,437,089	$15,437,089

TOTAL SHORT-TERM INVESTMENTS (Cost $15,437,089)		15,437,089

TOTAL INVESTMENTS — 101.0% (Cost $705,653,243) (e)		843,455,713

Other Assets/(Liabilities) — (1.0)%		(8,559,901)

NET ASSETS — 100.0%		$834,895,812

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $8,943,192 or 1.07% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $15,438,358. Collateralized by U.S. Government Agency obligations with rates ranging from 1.375% – 2.500%, maturity dates ranging from 8/15/23 – 9/30/23, and an aggregate market value, including accrued interest, of $15,749,664.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Basic Materials — 8.7%
Chemicals — 3.9%
Eastman Chemical Co.	300	$31,674
Huntsman Corp.	25,200	737,100
Praxair, Inc.	200	28,860
Westlake Chemical Corp.	3,700	411,255

		1,208,889

Iron & Steel — 3.1%
ArcelorMittal (a)	15,633	497,285
Nucor Corp.	4,800	293,232
Reliance Steel & Aluminum Co.	2,100	180,054

		970,571

Mining — 1.7%
Alcoa Corp. (a)	3,100	139,376
Kaiser Aluminum Corp.	1,600	161,440
Teck Resources Ltd. Class B	8,200	211,232

		512,048

		2,691,508

Communications — 11.4%
Advertising — 1.4%
Omnicom Group, Inc.	6,100	443,287

Internet — 6.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	1,500	275,310
Alphabet, Inc. Class A (a)	280	290,399
Alphabet, Inc. Class C (a)	50	51,589
Amazon.com, Inc. (a)	790	1,143,399
Okta, Inc. (a)	1,200	47,820
VeriSign, Inc. (a)	1,900	225,264

		2,033,781

Media — 2.2%
Discovery Communications, Inc. Class A (a)	10,700	229,301
Discovery Communications, Inc. Class C (a)	2,751	53,700
News Corp. Class A	2,400	37,920
TEGNA, Inc.	10,000	113,900
Viacom, Inc. Class B	8,000	248,480

		683,301

Telecommunications — 1.3%
Cisco Systems, Inc.	6,000	257,340
Zayo Group Holdings, Inc. (a)	3,900	133,224

		390,564

		3,550,933

	Number of Shares	Value
Consumer, Cyclical — 7.9%
Airlines — 0.6%
Delta Air Lines, Inc.	3,700	$202,797

Auto Manufacturers — 0.8%
General Motors Co.	6,800	247,112

Auto Parts & Equipment — 2.9%
Dana, Inc.	8,000	206,080
The Goodyear Tire & Rubber Co.	4,800	127,584
Lear Corp.	1,490	277,274
Magna International, Inc.	5,300	298,655

		909,593

Home Builders — 1.9%
PulteGroup, Inc.	10,300	303,747
Toll Brothers, Inc.	6,400	276,800

		580,547

Home Furnishing — 0.5%
Sony Corp. Sponsored ADR	3,600	174,024

Housewares — 0.5%
The Toro Co.	2,400	149,880

Retail — 0.7%
Domino’s Pizza, Inc.	880	205,533

		2,469,486

Consumer, Non-cyclical — 10.9%
Agriculture — 1.5%
Archer-Daniels-Midland Co.	11,100	481,407

Biotechnology — 2.2%
Amgen, Inc.	2,090	356,303
Biogen, Inc. (a)	680	186,198
Celgene Corp. (a)	1,540	137,383

		679,884

Commercial Services — 4.2%
AerCap Holdings NV (a)	2,000	101,440
ManpowerGroup, Inc.	2,300	264,730
Quanta Services, Inc. (a)	5,400	185,490
The Western Union Co.	8,500	163,455
Worldpay, Inc. Class A (a)	7,100	583,904

		1,299,019

Health Care – Services — 0.9%
Aetna, Inc.	1,730	292,370

Pharmaceuticals — 2.1%
AbbVie, Inc.	1,600	151,440
Johnson & Johnson	300	38,445
McKesson Corp.	1,110	156,366
Merck & Co., Inc.	4,900	266,903
Pfizer, Inc.	800	28,392

		641,546

		3,394,226

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 7.3%
Oil & Gas — 7.3%
Andeavor	2,900	$291,624
Apache Corp.	400	15,392
Chevron Corp.	7,820	891,793
Concho Resources, Inc. (a)	1,000	150,330
Devon Energy Corp.	6,000	190,740
Exxon Mobil Corp.	3,900	290,979
Marathon Petroleum Corp.	2,600	190,086
Occidental Petroleum Corp.	2,700	175,392
Rowan Cos. PLC Class A (a)	7,000	80,780

		2,277,116

Financial — 25.1%
Banks — 20.6%
Bank of America Corp.	15,800	473,842
Citigroup, Inc.	11,700	789,750
Citizens Financial Group, Inc.	3,300	138,534
Comerica, Inc.	8,400	805,812
Fifth Third Bancorp	24,400	774,700
The Goldman Sachs Group, Inc.	1,910	481,053
JP Morgan Chase & Co.	7,200	791,784
Morgan Stanley	5,600	302,176
The PNC Financial Services Group, Inc.	5,080	768,299
S&T Bancorp, Inc.	4,514	180,289
State Street Corp.	3,100	309,163
TCF Financial Corp.	17,500	399,175
Zions Bancorp	3,200	168,736

		6,383,313

Diversified Financial Services — 0.6%
Legg Mason, Inc.	2,900	117,885
Visa, Inc. Class A	600	71,772

		189,657

Insurance — 3.2%
Aflac, Inc.	3,600	157,536
Berkshire Hathaway, Inc. Class B (a)	3,800	758,024
Torchmark Corp.	700	58,919
The Travelers Cos., Inc.	200	27,772

		1,002,251

Savings & Loans — 0.7%
BofI Holding, Inc. (a)	5,200	210,756

		7,785,977

Industrial — 12.3%
Aerospace & Defense — 2.7%
Lockheed Martin Corp.	1,830	618,412
Spirit AeroSystems Holdings, Inc. Class A	2,500	209,250

		827,662

Electronics — 3.1%
Corning, Inc.	13,600	379,168
TE Connectivity Ltd.	5,900	589,410

		968,578

	Number of Shares	Value
Hand & Machine Tools — 1.2%
Regal Beloit Corp.	5,100	$374,085

Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	2,800	177,884

Machinery – Diversified — 2.5%
Deere & Co.	5,000	776,600

Miscellaneous – Manufacturing — 2.1%
3M Co.	400	87,808
Eaton Corp. PLC	7,100	567,361

		655,169

Transportation — 0.1%
Union Pacific Corp.	200	26,886

		3,806,864

Technology — 12.2%
Computers — 4.1%
Check Point Software Technologies Ltd. (a)	1,400	139,076
Leidos Holdings, Inc.	2,100	137,340
NetApp, Inc.	10,300	635,407
Pure Storage, Inc. Class A (a)	3,700	73,815
Seagate Technology PLC	5,100	298,452

		1,284,090

Semiconductors — 5.0%
Applied Materials, Inc.	10,100	561,661
ASML Holding NV	810	160,834
Broadcom Ltd.	500	117,825
Micron Technology, Inc. (a)	8,300	432,762
NXP Semiconductor NV (a)	590	69,030
Skyworks Solutions, Inc.	2,000	200,520

		1,542,632

Software — 3.1%
Cadence Design Systems, Inc. (a)	11,300	415,501
Fidelity National Information Services, Inc.	1,000	96,300
Intuit, Inc.	1,360	235,756
Microsoft Corp.	900	82,143
Workday, Inc. Class A (a)	1,050	133,465

		963,165

		3,789,887

TOTAL COMMON STOCK (Cost $24,504,603)		29,765,997

TOTAL EQUITIES (Cost $24,504,603)		29,765,997

TOTAL LONG-TERM INVESTMENTS (Cost $24,504,603)		29,765,997

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 4.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$1,242,662	$1,242,662

TOTAL SHORT-TERM INVESTMENTS (Cost $1,242,662)		1,242,662

TOTAL INVESTMENTS — 99.8% (Cost $25,747,265) (c)		31,008,659

Other Assets/(Liabilities) — 0.2%		60,040

NET ASSETS — 100.0%		$31,068,699

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,242,764. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $1,271,077.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.9%

PREFERRED STOCK — 0.9%
Consumer, Non-cyclical — 0.9%
Agriculture — 0.9%
Pinnacle Agriculture Holdings LLC (a)	1,144,535	$1,144,535

TOTAL PREFERRED STOCK (Cost $733,962)		1,144,535

TOTAL EQUITIES (Cost $733,962)		1,144,535

	Principal Amount
BONDS & NOTES — 94.4%

BANK LOANS — 4.5%
Foods — 0.1%
Del Monte Foods, Inc., 1st Lien Term Loan 3 mo. LIBOR + 3.250% VRN 5.154% 2/18/21	$220,325	187,433

Health Care – Services — 1.1%
Centene Corp., Bridge Term Loan VRN (b) (c) (d) (e) 3.500% 9/13/18	1,500,000	1,495,950

Oil & Gas — 2.4%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 3 mo. LIBOR + 7.500% VRN 9.678% 4/15/20	1,639,220	1,452,759
Fieldwood Energy LLC, DIP Delayed Draw Term Loan Unfunded + 1.000% VRN (e) 0.500% 8/14/18	53,252	51,654
Fieldwood Energy LLC, New 1st Lien Term Loan 1 mo. LIBOR + 7.000% VRN 8.877% 8/31/20	674,554	668,935
Fieldwood Energy LLC, 2nd Lien Term Loan 1 mo. LIBOR + 7.125% VRN 9.427% 9/30/20	863,087	172,617
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 1 mo. LIBOR + 7.125% VRN 9.427% 9/30/20	387,384	368,015
Gulf Finance LLC, Term Loan B 3 mo. LIBOR + 5.250% VRN 7.560% 8/25/23	519,478	477,270

		3,191,250

	Principal Amount	Value
Software — 0.9%
Almonde, Inc., USD 2nd Lien Term Loan 3 mo. LIBOR + 7.250% VRN 9.234% 6/13/25	$1,161,101	$1,148,944

TOTAL BANK LOANS (Cost $6,693,440)		6,023,577

CORPORATE DEBT — 89.9%
Aerospace & Defense — 1.7%
TransDigm, Inc. 6.375% 6/15/26	1,219,000	1,228,142
Triumph Group, Inc. 4.875% 4/01/21	422,000	412,505
Triumph Group, Inc. 5.250% 6/01/22	94,000	91,180
Triumph Group, Inc. 7.750% 8/15/25	471,000	482,775

		2,214,602

Agriculture — 1.2%
Pinnacle Operating Corp. (f) 9.000% 5/15/23	1,667,522	1,567,471

Airlines — 1.4%
American Airlines Group, Inc. (f) 5.500% 10/01/19	1,891,000	1,934,777

Apparel — 0.5%
Perry Ellis International, Inc. 7.875% 4/01/19	730,000	729,088

Auto Manufacturers — 3.5%
Deck Chassis Acquisition, Inc. (f) 10.000% 6/15/23	2,013,000	2,179,073
JB Poindexter & Co., Inc. (f) 9.000% 4/01/22	2,398,000	2,472,937

		4,652,010

Auto Parts & Equipment — 1.4%
Allison Transmission, Inc. (f) 5.000% 10/01/24	294,000	291,428
International Automotive Components Group SA (f) 9.125% 6/01/18	1,654,000	1,565,097

		1,856,525

Building Materials — 1.4%
James Hardie International Finance DAC (f) 5.000% 1/15/28	685,000	664,450
Standard Industries, Inc. (f) 4.750% 1/15/28	1,345,000	1,265,578

		1,930,028

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 4.0%
A Schulman, Inc. STEP 6.875% 6/01/23	$1,112,000	$1,173,160
The Chemours Co. 5.375% 5/15/27	222,000	222,555
The Chemours Co. 7.000% 5/15/25	409,000	441,720
Consolidated Energy Finance SA (f) 6.750% 10/15/19	761,000	769,561
Consolidated Energy Finance SA (f) 6.875% 6/15/25	655,000	686,112
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (f) 8.375% 12/01/22	1,225,000	1,249,500
Platform Specialty Products Corp. (f) 5.875% 12/01/25	414,000	404,685
Platform Specialty Products Corp. (f) 6.500% 2/01/22	423,000	429,874

		5,377,167

Coal — 1.6%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. (f) 7.500% 5/01/25	669,000	702,450
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (f) 7.500% 6/15/25	1,013,000	1,043,390
Warrior Met Coal, Inc. (f) 8.000% 11/01/24	339,000	344,933

		2,090,773

Commercial Services — 4.1%
Booz Allen Hamilton, Inc. (f) 5.125% 5/01/25	703,000	685,425
Cardtronics, Inc./Cardtronics USA, Inc. (f) 5.500% 5/01/25	578,000	544,765
CSVC Acquisition Corp. (f) 7.750% 6/15/25	449,000	388,385
The Hertz Corp. (f) 7.625% 6/01/22	1,500,000	1,522,500
Prime Security Services Borrower LLC/Prime Finance, Inc. (f) 9.250% 5/15/23	1,049,000	1,136,780
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	688,000	679,400
United Rentals North America, Inc. 4.625% 10/15/25	249,000	242,153

	Principal Amount	Value
United Rentals North America, Inc. 4.875% 1/15/28	$365,000	$352,225

		5,551,633

Computers — 0.4%
Dell, Inc. 6.500% 4/15/38	529,000	528,339

Diversified Financial Services — 4.3%
Aircastle Ltd. 4.125% 5/01/24	857,000	839,860
Aircastle Ltd. 5.000% 4/01/23	113,000	116,531
Aircastle Ltd. 5.500% 2/15/22	113,000	117,803
Ally Financial, Inc. 8.000% 11/01/31	1,030,000	1,256,600
LPL Holdings, Inc. (f) 5.750% 9/15/25	1,364,000	1,346,541
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (f) 6.750% 6/01/25	704,000	703,120
VFH Parent LLC/Orchestra Co-Issuer, Inc. (f) 6.750% 6/15/22	1,269,000	1,340,381

		5,720,836

Electric — 1.2%
NextEra Energy Operating Partners LP (f) 4.250% 9/15/24	198,000	192,060
NRG Energy, Inc. (f) 5.750% 1/15/28	765,000	747,788
NRG Energy, Inc. 6.625% 1/15/27	702,000	717,795

		1,657,643

Engineering & Construction — 0.9%
New Enterprise Stone & Lime Co., Inc. (f) 6.250% 3/15/26	147,000	147,184
Zachry Holdings, Inc. (f) 7.500% 2/01/20	1,090,000	1,098,175

		1,245,359

Entertainment — 0.3%
AMC Entertainment Holdings, Inc. (f) 6.125% 5/15/27	109,000	107,376
WMG Acquisition Corp. (f) 5.000% 8/01/23	262,000	262,327

		369,703

Environmental Controls — 0.0%
Core & Main LP (f) 6.125% 8/15/25	29,000	28,348

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 3.9%
C&S Group Enterprises LLC (f) 5.375% 7/15/22	$1,030,000	$970,641
JBS USA LUX SA/JBS USA Finance, Inc. (f) 5.875% 7/15/24	646,000	630,044
JBS USA LUX SA/JBS USA Finance, Inc. (f) 6.750% 2/15/28	824,000	791,040
KeHE Distributors LLC/KeHE Finance Corp. (f) 7.625% 8/15/21	650,000	635,375
Pilgrim’s Pride Corp. (f) 5.750% 3/15/25	247,000	239,864
Pilgrim’s Pride Corp. (f) 5.875% 9/30/27	877,000	826,397
Post Holdings, Inc. (f) 5.500% 3/01/25	309,000	304,365
Post Holdings, Inc. (f) 5.625% 1/15/28	468,000	446,940
Post Holdings, Inc. (f) 5.750% 3/01/27	382,000	380,090

		5,224,756

Forest Products & Paper — 0.0%
Appvion, Inc. (f) 9.000% 6/01/20	2,157,000	216

Gas — 0.9%
LBC Tank Terminals Holding Netherlands BV (f) 6.875% 5/15/23	1,111,000	1,141,553

Hand & Machine Tools — 0.6%
Apex Tool Group LLC/BC Mountain Finance, Inc. (f) 9.000% 2/15/23	776,000	774,060

Health Care – Products — 3.6%
Avantor, Inc. (f) 6.000% 10/01/24	652,000	648,740
Avantor, Inc. (f) 9.000% 10/01/25	1,397,000	1,376,045
Halyard Health, Inc. 6.250% 10/15/22	1,300,000	1,332,500
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA (f) 6.625% 5/15/22	1,355,000	1,321,125
Teleflex, Inc. 4.625% 11/15/27	182,000	175,177

		4,853,587

Health Care – Services — 2.2%
CHS/Community Health Systems, Inc. 6.250% 3/31/23	500,000	460,625

	Principal Amount	Value
HCA, Inc. 5.875% 2/15/26	$1,138,000	$1,157,915
RegionalCare Hospital Partners Holdings, Inc. (f) 8.250% 5/01/23	176,000	183,040
Tenet Healthcare Corp. (f) 4.625% 7/15/24	400,000	384,500
Tenet Healthcare Corp. 8.125% 4/01/22	340,000	354,450
West Street Merger Sub, Inc. (f) 6.375% 9/01/25	489,000	465,772

		3,006,302

Home Builders — 0.5%
Brookfield Residential Properties, Inc. (f) 6.375% 5/15/25	491,000	497,137
William Lyon Homes, Inc. (f) 6.000% 9/01/23	194,000	193,273

		690,410

Insurance — 1.6%
Acrisure LLC/Acrisure Finance, Inc. (f) 7.000% 11/15/25	536,000	514,560
AssuredPartners, Inc. (f) 7.000% 8/15/25	514,000	507,575
USIS Merger Sub, Inc. (f) 6.875% 5/01/25	197,000	197,000
York Risk Services Holding Corp. (f) 8.500% 10/01/22	992,000	927,520

		2,146,655

Iron & Steel — 1.6%
Allegheny Technologies, Inc. 5.950% 1/15/21	1,192,000	1,215,840
ArcelorMittal STEP 7.000% 3/01/41	767,000	891,638
Big River Steel LLC/BRS Finance Corp. (f) 7.250% 9/01/25	46,000	47,725

		2,155,203

Leisure Time — 3.3%
Brunswick Corp. 7.375% 9/01/23	285,000	332,906
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,729,111
Carlson Travel, Inc. (f) 6.750% 12/15/23	496,000	494,760
Carlson Travel, Inc. (f) 9.500% 12/15/24	862,000	804,892

		4,361,669

Lodging — 0.5%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (f) 5.250% 5/15/27	492,000	482,775

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (f) 5.500% 3/01/25	$140,000	$140,700

		623,475

Media — 7.2%
Altice Financing SA (f) 6.625% 2/15/23	600,000	594,000
Altice Finco SA (f) 8.125% 1/15/24	615,000	633,450
Altice France SA (f) 6.250% 5/15/24	260,000	245,050
Altice Luxembourg SA (f) 7.625% 2/15/25	1,000,000	855,000
CCO Holdings LLC/CCO Holdings Capital Corp. (f) 5.000% 2/01/28	1,086,000	1,018,125
CCO Holdings LLC/CCO Holdings Capital Corp. (f) 5.875% 4/01/24	1,500,000	1,526,250
Cequel Communications Holdings I LLC/Cequel Capital Corp. (f) (g) 7.500% 4/01/28	565,000	577,712
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	1,608,000	1,605,990
CSC Holdings LLC (f) 5.375% 2/01/28	497,000	469,461
DISH DBS Corp. 7.750% 7/01/26	1,031,000	966,820
Midcontinent Communications/Midcontinent Finance Corp. (f) 6.875% 8/15/23	864,000	908,280
Sirius XM Radio, Inc. (f) 5.375% 7/15/26	167,000	164,913

		9,565,051

Mining — 3.3%
First Quantum Minerals Ltd. (f) 7.250% 4/01/23	659,000	650,762
First Quantum Minerals Ltd. (f) 7.500% 4/01/25	652,000	642,220
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,294,831
Kinross Gold Corp. (f) 4.500% 7/15/27	640,000	626,752
Kinross Gold Corp. 5.950% 3/15/24	441,000	473,855
Kinross Gold Corp. 6.875% 9/01/41	476,000	542,640
Northwest Acquisitions ULC/Dominion Finco, Inc. (f) 7.125% 11/01/22	139,000	141,780

		4,372,840

	Principal Amount	Value
Miscellaneous – Manufacturing — 1.0%
EnPro Industries, Inc. 5.875% 9/15/22	$1,271,000	$1,313,896

Oil & Gas — 8.4%
Chesapeake Energy Corp. (f) 8.000% 1/15/25	898,000	868,815
Chesapeake Energy Corp. (f) 8.000% 6/15/27	140,000	133,700
Citgo Holding, Inc. (f) 10.750% 2/15/20	1,677,000	1,775,524
Ensco PLC 7.750% 2/01/26	234,000	214,695
EP Energy LLC/Everest Acquisition Finance, Inc. (f) 8.000% 2/15/25	1,081,000	721,567
EP Energy LLC/Everest Acquisition Finance, Inc. (f) 9.375% 5/01/24	356,000	253,205
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. (f) 5.625% 2/15/26	375,000	368,437
Jonah Energy LLC/Jonah Energy Finance Corp. (f) 7.250% 10/15/25	985,000	886,500
Jupiter Resources, Inc. (f) 8.500% 10/01/22	2,310,000	1,062,600
Kosmos Energy Ltd. (f) 7.875% 8/01/21	1,823,000	1,854,902
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	47,000	48,645
PBF Holding Co. LLC/PBF Finance Corp. 7.250% 6/15/25	925,000	960,844
Rowan Cos., Inc. 7.375% 6/15/25	244,000	228,750
Sunoco LP/Sunoco Finance Corp. (f) 5.500% 2/15/26	186,000	179,490
Sunoco LP/Sunoco Finance Corp. (f) 5.875% 3/15/28	131,000	126,579
Transocean, Inc. 6.800% 3/15/38	483,000	376,740
Transocean, Inc. STEP 9.350% 12/15/41	150,000	148,500
Tullow Oil PLC (f) 6.250% 4/15/22	1,045,000	1,054,144

		11,263,637

Oil & Gas Services — 1.0%
KCA Deutag UK Finance PLC (f) (g) 9.625% 4/01/23	341,000	343,131

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Welltec A/S (f) 9.500% 12/01/22	$1,000,000	$1,032,500

		1,375,631

Packaging & Containers — 2.1%
Coveris Holdings SA (f) 7.875% 11/01/19	2,641,000	2,647,602
Crown Americas LLC/Crown Americas Capital Corp. VI (f) 4.750% 2/01/26	200,000	193,500

		2,841,102

Pharmaceuticals — 3.1%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. STEP (f) 6.000% 2/01/25	681,000	488,617
Teva Pharmaceutical Finance Netherlands III BV (f) 6.000% 4/15/24	315,000	305,922
Valeant Pharmaceuticals International (f) 9.250% 4/01/26	600,000	597,720
Valeant Pharmaceuticals International, Inc. (f) 5.500% 3/01/23	452,000	395,500
Valeant Pharmaceuticals International, Inc. (f) 5.500% 11/01/25	277,000	269,659
Valeant Pharmaceuticals International, Inc. (f) 5.875% 5/15/23	193,000	170,321
Valeant Pharmaceuticals International, Inc. (f) 6.125% 4/15/25	1,643,000	1,417,909
Valeant Pharmaceuticals International, Inc. (f) 6.500% 3/15/22	171,000	176,558
Valeant Pharmaceuticals International, Inc. (f) 7.000% 3/15/24	290,000	302,325

		4,124,531

Pipelines — 2.1%
Energy Transfer Equity LP 4.250% 3/15/23	1,364,000	1,323,080
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	1,171,000	1,153,435
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	270,000	277,087

		2,753,602

	Principal Amount	Value
Private Equity — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	$761,000	$764,805

Real Estate Investment Trusts (REITS) — 1.1%
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	656,000	643,077
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	790,972

		1,434,049

Retail — 2.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	500,000	473,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	449,000	411,957
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	742,000	680,785
Golden Nugget, Inc. (f) 8.750% 10/01/25	242,000	251,075
Penske Automotive Group, Inc. 5.500% 5/15/26	1,000,000	982,500

		2,800,067

Software — 3.1%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. (f) 6.000% 7/15/25	462,000	472,972
RP Crown Parent LLC (f) 7.375% 10/15/24	191,000	197,685
TIBCO Software, Inc. (f) 11.375% 12/01/21	2,377,000	2,587,959
Veritas US, Inc./Veritas Bermuda Ltd. (f) 10.500% 2/01/24	995,000	930,325

		4,188,941

Telecommunications — 5.6%
GCI, Inc. 6.875% 4/15/25	1,550,000	1,623,625
Hughes Satellite Systems Corp. 5.250% 8/01/26	805,000	788,900
Hughes Satellite Systems Corp. 6.625% 8/01/26	272,000	270,640
Sprint Corp. 7.250% 9/15/21	745,000	770,144
Sprint Corp. 7.625% 3/01/26	422,000	411,745
Sprint Corp. 7.875% 9/15/23	1,578,000	1,609,560

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc. 4.500% 2/01/26	$147,000	$141,120
T-Mobile USA, Inc. 4.750% 2/01/28	226,000	217,243
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	471,845
T-Mobile USA, Inc. 6.500% 1/15/26	679,000	721,437
Telecom Italia SpA (f) 5.303% 5/30/24	512,000	520,960

		7,547,219

Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (f) 6.750% 12/31/25	147,000	143,693

Transportation — 2.5%
The Kenan Advantage Group, Inc. (f) 7.875% 7/31/23	3,200,000	3,280,000
Watco Cos. LLC/Watco Finance Corp. (f) 6.375% 4/01/23	8,000	8,200

		3,288,200

TOTAL CORPORATE DEBT (Cost $123,323,592)		120,209,452

TOTAL BONDS & NOTES (Cost $130,017,032)		126,233,029

TOTAL LONG-TERM INVESTMENTS (Cost $130,750,994)		127,377,564

SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper — 2.2%
Cox Enterprises, Inc. (f) 2.282% 4/02/18	3,000,000	2,999,332

TOTAL SHORT-TERM INVESTMENTS (Cost $2,999,813)		2,999,332

TOTAL INVESTMENTS — 97.5% (Cost $133,750,807)		130,376,896

Less Unfunded Loan Commitments — (1.2)%		(1,551,654)

NET INVESTMENTS — 96.4% (Cost $132,199,153) (h)		128,825,242

Other Assets/(Liabilities) — 3.6%		4,860,513

NET ASSETS — 100.0%		$133,685,755

Abbreviation Legend

DIP	Debtor In Possession
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $1,495,950 or 1.12% of net assets.
(e)	Unfunded or partially unfunded loan commitments.
(f)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $82,222,878 or 61.50% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 141.9%

CORPORATE DEBT — 1.5%
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 3.780% 1/15/19	$1,720,000	$1,741,631

Computers — 0.7%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	1,100,000	1,104,975
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930%, FRN 3.626% 10/05/18	1,700,000	1,714,989

		2,819,964

Diversified Financial Services — 0.4%
Ally Financial, Inc. 3.600% 5/21/18	1,705,000	1,705,000

TOTAL CORPORATE DEBT (Cost $2,905,978)		6,266,595

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN (b) 2.645% 4/26/27	138,769	139,154

TOTAL MUNICIPAL OBLIGATIONS (Cost $138,769)		139,154

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.0%
Auto Floor Plan ABS — 0.7%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 2.347% 1/15/21	1,200,000	1,203,507
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 3.222% 9/27/21	780,000	783,465
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, FRN (a) (b) 3.090% 2/15/23	850,000	849,959

		2,836,931

Automobile ABS — 12.1%
Ally Auto Receivables Trust, Series 2017-5, Class A1 1.400% 12/17/18	596,287	595,753
American Credit Acceptance Receivables Trust, Series 2017-4, Class A (a) 2.000% 7/10/20	1,119,026	1,116,318

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	$950,000	$947,253
American Credit Acceptance Receivables Trust, Series 2017-4, Class C (a) 2.940% 1/10/24	1,450,000	1,441,319
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class A1 1.450% 11/19/18	913,355	912,815
ARI Fleet Lease Trust, Series 2018-A, Class A1 (a) 1.950% 3/15/19	2,300,000	2,297,721
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	292,277	292,201
CarFinance Capital Auto Trust, Series 2015-1A, Class A (a) 1.750% 6/15/21	77,032	76,905
CarFinance Capital Auto Trust, Series 2014-2A, Class A (a) 1.440% 11/16/20	4,499	4,497
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.777% 6/15/28	1,248,070	1,252,460
CPS Auto Receivables Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	124,240	124,238
CPS Auto Receivables Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	370,879	370,881
CPS Auto Receivables Trust , Series 2016-C, Class A (a) 1.620% 1/15/20	68,163	68,078
CPS Auto Receivables Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	64,397	64,360
CPS Auto Receivables Trust, Series 2017-D, Class A (a) 1.870% 3/15/21	1,367,719	1,361,840
CPS Auto Receivables Trust, Series 2018-A, Class A (a) 2.160% 5/17/21	315,679	314,761
CPS Auto Receivables Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	147,729	147,714
CPS Auto Receivables Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	2,000,000	1,991,570
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	26,757	26,746

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2018-1, Class A1 1.910% 3/15/19	$2,470,514	$2,469,090
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	35,908	35,909
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	650,000	648,480
DT Auto Owner Trust, Series 2017-4A, Class A (a) 1.850% 8/17/20	1,322,161	1,317,818
DT Auto Owner Trust, Series 2017-3A, Class B (a) 2.400% 5/17/21	810,000	806,833
DT Auto Owner Trust, Series 2018-1A, Class A (a) 2.590% 5/17/21	1,550,000	1,549,972
DT Auto Owner Trust, Series 2018-1A, Class B (a) 3.040% 1/18/22	520,000	519,956
Enterprise Fleet Financing LLC, Series 2017-3, Class A1 (a) 1.500% 10/22/18	1,477,392	1,473,657
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	380,162	379,226
Exeter Automobile Receivables Trust, Series 2018-1A, Class A (a) 2.210% 5/17/21	941,104	938,258
Exeter Automobile Receivables Trust, Series 2018-1A, Class B (a) 2.750% 4/15/22	450,000	446,688
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	420,000	419,754
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	700,000	700,838
First Investors Auto Owner Trust, Series 2017-3A, Class A1 (a) 2.000% 3/15/22	1,808,120	1,797,489
First Investors Auto Owner Trust, Series 2017-3A, Class B (a) 2.720% 4/17/23	600,000	589,346
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	54,783	54,769
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	19,993	19,987

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	$200,380	$199,972
Flagship Credit Auto Trust, Series 2017-4, Class A (a) 2.070% 4/15/22	1,469,861	1,458,690
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,517,400	1,516,784
Flagship Credit Auto Trust, Series 2018-1, Class A (a) 2.590% 6/15/22	2,192,502	2,192,458
Flagship Credit Auto Trust, Series 2017-4, Class B (a) 2.660% 10/17/22	2,190,000	2,157,103
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	680,000	663,247
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	277,196	277,376
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	1,320,000	1,313,560
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.840% 4/10/30	974,092	979,891
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 3.477% 4/15/21	960,000	972,653
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A (a) 2.310% 12/14/21	940,000	933,188
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	750,000	745,750
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.288% 7/15/20	118,463	118,937
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	500,000	495,817
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	420,000	415,778
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A1 (a) 1.450% 10/10/18	10,562	10,549

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A (a) 2.910% 4/12/21	$540,000	$539,800
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	447,720	447,268
Santander Drive Auto Receivables Trust, Series 2018-1, Class A1 1.830% 2/15/19	1,628,476	1,627,765
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	458,767	458,746
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	950,781	950,285
Santander Retail Auto Lease Trust, Series 2017-A, Class A1 (a) 1.500% 11/20/18	2,781,839	2,778,809
Tesla Auto Lease Trust, Series 2018-A, Class A (a) 2.320% 12/20/19	854,162	852,625
Tesla Auto Lease Trust, Series 2018-A, Class B (a) 2.750% 2/20/20	265,000	264,505
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	38,456	38,444
Westlake Automobile Receivables Trust, Series 2018-1A, Class A1 (a) 1.750% 2/15/19	964,714	964,061

		50,949,561

Commercial MBS — 0.8%
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.736% 7/10/38	345,484	349,702
RETL, Series 2018-RVP, Class A, FRN (a) (b) 2.877% 3/15/33	1,100,000	1,105,163
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, FRN (a) (b) 2.536% 2/15/35	640,000	640,354
VMC Finance LLC, Series 2018-FL1, Class A, FRN (a) (b) 2.597% 4/15/35	1,230,000	1,238,557

		3,333,776

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 2.607% 8/25/35	75,309	76,013

	Principal Amount	Value
Other ABS — 15.1%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 3/15/41	$667,522	$654,491
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 6/15/41	1,764,137	1,723,696
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 12/15/41	361,068	353,016
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 3/15/42	738,546	693,599
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 9/15/41	175,075	165,877
AIMCO CLO, Series 2015-AA, Class AR, FRN (a) (b) 2.572% 1/15/28	2,450,000	2,450,568
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.338% 12/15/42	741,209	746,490
Avant Loans Funding Trust, Series 2017-B, Class A (a) 2.290% 6/15/20	1,143,076	1,141,424
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.845% 4/25/26	2,450,000	2,450,821
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	57,759	57,665
BCC Funding XIV LLC, Series 2018-1A, Class A1 (a) 2.200% 2/20/19	4,208,604	4,206,116
BCC Funding XIV LLC, Series 2018-1A, Class A2 (a) 2.960% 6/20/23	980,000	978,162
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	350,208	343,407
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	623,209	624,377

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	$325,871	$325,463
CIFC Funding II Ltd., Series 2015-2A, Class AR, FRN (a) (b) 2.502% 4/15/27	2,450,000	2,449,958
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 2.547% 5/25/35	179,984	180,484
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	105,392	105,398
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.332% 9/25/34	45,130	45,103
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	516,074	516,058
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	73,974	73,020
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	138,581	137,058
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	133,333	132,448
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.572% 7/15/23	269,648	271,719
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, VRN (a) (b) 3.020% 2/25/27	221,298	214,853
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	391,631	392,857
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	181,628	180,901
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	135,886	132,829
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.872% 7/15/25	1,054,205	1,054,370
LCM XXIII Ltd., Series 23A, Class X, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.945% 10/20/29	290,000	290,086

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.697% 6/25/35	$40,480	$40,499
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a) 2.920% 12/20/29	1,600,000	1,580,831
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	770,000	780,156
Marlette Funding Trust, Series 2017-3A, Class A (a) 2.360% 12/15/24	508,730	506,959
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	603,701	602,286
Marlette Funding Trust, Series 2018-1A, Class A (a) 2.610% 3/15/28	2,097,253	2,094,194
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	1,092,142	1,092,235
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	172,031	172,210
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	570,732	568,622
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.817% 4/25/35	2,531	2,533
MP CLO VII Ltd., Series 2015-1A, Class A1R, FRN (a) (b) 2.574% 4/18/27	1,900,000	1,900,515
MVW Owner Trust, Series 2017-1A, Class A (a) 2.420% 12/20/34	202,216	197,732
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	178,130	177,975
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, FRN (a) (b) 2.522% 1/15/28	2,450,000	2,449,983
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	250,000	248,500
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	3,800,000	3,760,944

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	$640,331	$634,612
OCP CLO Ltd., Series 2015-10A, Class A1R, FRN (a) (b) 2.573% 10/26/27	2,450,000	2,449,978
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	426,767	414,568
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	85,193	84,328
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	500,000	498,833
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 2.122% 2/25/37	73,144	73,007
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A, VRN (a) (b) 2.050% 6/20/31	237,629	236,246
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	258,867	257,276
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	54,911	54,594
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A (a) 2.430% 6/20/32	564,737	559,864
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B (a) 2.800% 10/20/31	633,779	630,817
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	1,639,995	1,632,463
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class B (a) 3.050% 3/22/32	731,660	729,109
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	444,612	444,061
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	2,222,981	2,219,501
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	654,813	655,279
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	1,037,431	1,038,104

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	$886,305	$889,383
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	992,410	990,996
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,830,000	1,821,887
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	535,039	525,701
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,172,500	2,184,805
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	27,375	27,378
TLF National Tax Lien Trust, Series 2017-1A, Class A (a) 3.090% 12/15/29	1,392,414	1,390,779
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, 1 mo. USD LIBOR + .850%, FRN (a) 2.627% 12/15/20	1,000,000	1,005,431
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.477% 12/15/20	1,330,000	1,335,575
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	286,114	282,692
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	183,230	181,753
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	200,362	199,746
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	683,146	677,658
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	405,253	404,252

		63,799,164

Student Loans ABS — 16.3%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.672% 12/26/44	2,207,714	2,201,596

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AccessLex Institute, Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 2.084% 11/22/24	$116,151	$116,150
AccessLex Institute, Series 2005-1, Class B, 3 mo. USD LIBOR + .570%, FRN 2.858% 9/22/37	759,908	730,009
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 3.144% 7/01/38	117,703	111,042
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120%, FRN 2.406% 6/25/26	450,000	442,247
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.897% 3/15/26	270,284	270,221
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 2.210% 1/15/37	584,895	533,347
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 2.722% 5/25/41	680,848	686,274
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	76,767	76,052
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	156,585	154,113
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	629,278	619,828
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.572% 1/25/40	745,402	760,476
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.772% 10/25/44	1,422,831	1,423,542
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.872% 4/25/40	223,783	230,237
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.722% 10/27/36	762,217	773,679

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.922% 2/26/35	$555,203	$577,210
ECMC Group Student Loan Trust, Series 2018-1A, Class A, FRN (a) (b) 2.533% 2/27/68	4,350,000	4,349,215
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 12/27/66	1,742,697	1,763,780
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 3.222% 7/26/66	1,163,321	1,178,647
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $1,290,960), FRN (a) (b) (c) (d) 3.350% 12/01/47	1,251,257	1,241,323
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.672% 10/25/56	565,921	568,067
Educational Services of America, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.372% 12/25/58	1,000,000	969,901
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 2.644% 8/25/48	420,067	419,613
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%, FRN (a) 1.664% 6/28/39	644,777	615,153
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 2.414% 12/01/31	435,070	434,839
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 2.264% 5/25/29	428,921	423,587
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 2.602% 9/27/35	557,646	555,668
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2A (a) 1.870% 11/25/42	771,612	766,582

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, FRN (a) (b) 2.422% 11/25/42	$982,019	$983,746
Navient Private Education Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 2.722% 6/25/65	750,000	756,406
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.977% 12/15/28	752,846	770,561
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 (a) 2.530% 2/18/42	3,230,000	3,217,895
Navient Student Loan Trust, Series 2018-1A, Class A1, FRN (a) (b) 2.062% 3/25/67	1,409,400	1,409,386
Navient Student Loan Trust, Series 2018-2A, Class A2, FRN (a) (b) 2.358% 3/25/67	780,000	779,991
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (a) (b) 2.592% 3/25/67	1,120,000	1,121,709
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 3.122% 6/25/65	2,562,536	2,625,697
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 3.172% 3/25/66	2,200,000	2,286,827
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.622% 12/26/40	747,220	748,637
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.865% 4/25/31	650,000	654,364
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.925% 6/25/41	443,419	406,379
Nelnet Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .200%, FRN 1.945% 1/25/38	926,705	867,860
Nelnet Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .350%, FRN 2.095% 10/25/40	1,499,977	1,437,051

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .170%, FRN 2.418% 3/23/37	$1,096,277	$1,021,117
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.421% 4/25/46	92,278	92,931
Nelnet Student Loan Trust, Series 2018-1A, Class A2, FRN (a) (b) 2.637% 5/25/66	1,790,000	1,790,000
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.121% 6/25/41	375,000	348,628
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.890% 7/15/36	82,005	81,990
SLC Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .230%, FRN 2.355% 12/15/39	1,523,920	1,432,772
SLC Student Loan Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .280%, FRN 2.405% 3/15/40	2,260,796	2,112,428
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 4.277% 1/15/43	440,000	453,919
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.855% 1/26/43	600,000	577,542
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.885% 10/25/28	700,000	697,254
SLM Student Loan Trust, Series 2007-1, Class A6, 3 mo. USD LIBOR + .140%, FRN 1.885% 1/27/42	1,200,000	1,159,927
SLM Student Loan Trust, Series 2006-10, Class A6, 3 mo. USD LIBOR + .150%, FRN 1.895% 3/25/44	1,150,000	1,108,434
SLM Student Loan Trust, Series 2006-4, Class B, 3 mo. USD LIBOR + .200%, FRN 1.945% 1/25/70	438,581	418,654

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.955% 10/25/40	$476,204	$450,930
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 1.965% 1/25/41	482,294	450,716
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.965% 3/25/44	1,061,836	1,000,395
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 2.045% 7/25/25	400,000	398,510
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 2.055% 1/25/55	478,711	451,436
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 2.215% 10/25/64	363,782	341,533
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 2.295% 10/25/64	1,850,000	1,837,481
SLM Student Loan Trust, Series 2005-9, Class A7A, 3 mo. EURIBOR + .600%, FRN 2.341% 1/25/41	1,210,000	1,217,402
SLM Student Loan Trust, Series 2003-14, Class A7, 3 mo. USD LIBOR + .600%, FRN (a) 2.345% 10/25/65	2,550,000	2,540,470
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 2.775% 12/15/38	536,220	513,036
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 2.945% 7/27/26	88,826	89,265
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 4.080% 3/15/28	240,000	240,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 4.480% 6/17/30	700,000	700,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.490% 6/17/30	550,000	550,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 5.083% 9/15/28	$750,000	$750,000
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.877% 9/15/34	380,000	386,434
SMB Private Education Loan Trust, Series 2014-A, Class A2A (a) 3.050% 5/15/26	655,400	655,811
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	454,269	451,920
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	304,861	304,332
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX (a) 2.050% 1/25/41	1,088,115	1,076,632
SoFi Professional Loan Program LLC, Series 2017-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 3/26/40	1,083,182	1,088,970
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 3/25/33	196,458	198,288
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.622% 8/25/36	651,154	671,357

		68,719,421

WL Collateral CMO — 2.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 3/25/45	102,736	102,494
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, VRN (a) (b) 2.976% 12/25/57	1,174,229	1,174,204
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, VRN (a) (b) 3.027% 12/25/57	1,174,229	1,168,358
JP Morgan Mortgage Trust, Series 2018-3, Class A5, VRN (a) (b) 3.500% 4/25/48	1,100,000	1,096,913
JP Morgan Mortgage Trust, Series 2018-1, Class A5, VRN (a) (b) 3.500% 6/25/48	744,424	749,170

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2017-6, Class A5, VRN (a) (b) 3.500% 12/25/48	$1,086,815	$1,090,560
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $440,000), FRN (a) (b) (c) (d) 4.722% 2/25/23	440,000	441,662
PSMC Trust, Series 2018-1, Class A3, VRN (a) (b) (c) (e) 3.500% 2/25/48	1,040,000	1,038,700
Sequoia Mortgage Trust, Series 2018-3, Class A4, VRN (a) (b) 3.500% 3/25/48	992,638	995,150
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, VRN (a) (b) 4.000% 2/25/48	860,528	868,232

		8,725,443

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $197,780,795)		198,440,309

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.5%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Series 4740, Class CA 3.000% 5/15/39	539,354	533,447
Series 4491, Class B 3.000% 8/15/40	876,471	869,387
Series 4720, Class A 3.000% 3/15/41	739,842	734,121
Federal National Mortgage Association Series 2015-80, Class CA 3.000% 4/25/40	1,143,269	1,137,493
Series 2015-63, Class KA 3.000% 1/25/41	584,881	583,103

		3,857,551

Pass-Through Securities — 0.2%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.243%, FRN 3.580% 3/01/37	550,678	577,224
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	156,960	163,092

		740,316

	Principal Amount	Value
Whole Loans — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 2.772% 10/25/27	$34,873	$34,893
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300%, FRN 3.172% 4/25/29	772,666	778,721
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 3.222% 1/25/29	367,160	368,730
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450%, FRN 3.322% 1/25/29	552,007	556,321

		1,738,665

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $6,387,287)		6,336,532

U.S. TREASURY OBLIGATIONS — 91.8%
U.S. Treasury Bonds & Notes — 91.8%
U.S. Treasury Inflation Index (f) 0.125% 4/15/20	9,203,643	9,167,806
U.S. Treasury Inflation Index (f) 0.125% 4/15/21	28,086,405	27,847,232
U.S. Treasury Inflation Index (f) 0.125% 4/15/22	26,587,287	26,212,511
U.S. Treasury Inflation Index (f) 0.125% 7/15/22	25,117,016	24,865,825
U.S. Treasury Inflation Index (f) 0.125% 1/15/23	24,222,820	23,819,497
U.S. Treasury Inflation Index (f) 0.125% 7/15/24	18,592,319	18,164,592
U.S. Treasury Inflation Index (f) 0.125% 7/15/26	21,631,574	20,789,133
U.S. Treasury Inflation Index (f) 0.250% 1/15/25	19,778,915	19,343,363
U.S. Treasury Inflation Index (f) 0.375% 7/15/23	8,196,958	8,170,455
U.S. Treasury Inflation Index (f) 0.375% 7/15/25	20,214,365	19,958,926
U.S. Treasury Inflation Index (f) 0.375% 7/15/27	28,610,188	27,910,788
U.S. Treasury Inflation Index (f) 0.500% 1/15/28	7,507,818	7,373,589
U.S. Treasury Inflation Index (f) 0.625% 7/15/21	6,595,080	6,675,148

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (f) 0.625% 1/15/24	$13,281,093	$13,351,743
U.S. Treasury Inflation Index (f) 0.625% 1/15/26	4,170,440	4,169,821
U.S. Treasury Inflation Index (f) 0.625% 2/15/43	5,818,662	5,485,385
U.S. Treasury Inflation Index (f) 0.750% 2/15/42	7,680,072	7,479,111
U.S. Treasury Inflation Index (f) 0.750% 2/15/45	8,700,371	8,388,603
U.S. Treasury Inflation Index (f) 0.875% 2/15/47	6,670,820	6,621,953
U.S. Treasury Inflation Index (f) 1.000% 2/15/46	1,180,854	1,209,391
U.S. Treasury Inflation Index (f) 1.000% 2/15/48	6,530,095	6,699,113
U.S. Treasury Inflation Index (f) (g) 1.125% 1/15/21	21,087,150	21,569,393
U.S. Treasury Inflation Index (f) 1.375% 2/15/44	7,972,350	8,864,964
U.S. Treasury Inflation Index (f) 1.750% 1/15/28	6,503,970	7,150,578
U.S. Treasury Inflation Index (f) 2.000% 1/15/26	8,362,873	9,234,569
U.S. Treasury Inflation Index (f) 2.125% 2/15/40	2,578,928	3,254,968
U.S. Treasury Inflation Index (f) 2.125% 2/15/41	4,536,393	5,759,223
U.S. Treasury Inflation Index (f) 2.375% 1/15/25	10,257,955	11,486,983
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	6,387,992	7,318,571
U.S. Treasury Inflation Index (f) 3.375% 4/15/32	2,791,400	3,757,095
U.S. Treasury Inflation Index (f) 3.625% 4/15/28	5,054,610	6,479,994
U.S. Treasury Inflation Index (f) 3.875% 4/15/29	6,751,270	8,985,519

		387,565,842

TOTAL U.S. TREASURY OBLIGATIONS (Cost $389,917,640)		387,565,842

TOTAL BONDS & NOTES (Cost $597,130,469)		598,748,432

TOTAL PURCHASED OPTIONS (#) — 0.6% (Cost $2,611,695)		2,544,490

TOTAL LONG-TERM INVESTMENTS (Cost $599,742,164)		601,292,922

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 32.0%
Commercial Paper — 32.0%
American Electric Power Co., Inc. (a) 1.945% 4/05/18	$6,000,000	$5,997,632
BAT International Finance (a) 2.536% 4/03/18	500,000	499,860
Bell Canada (a) 2.664% 6/26/18	6,000,000	5,964,326
Bemis Co., Inc. (a) 2.486% 4/06/18	6,000,000	5,997,281
Dominion Resources, Inc. (a) 1.738% 4/09/18	6,000,000	5,996,214
Duke Energy Corp. (a) 2.653% 6/21/18	6,000,000	5,965,252
Fortive Corp. (a) 2.552% 6/14/18	6,000,000	5,968,571
HP, Inc. (a) 2.962% 6/19/18	6,000,000	5,972,448
Hyundai Capital America (a) 2.399% 6/15/18	6,000,000	5,968,098
Interpublic Group of Cos., Inc. (a) 2.494% 5/09/18	5,700,000	5,685,134
Interpublic Group of Cos., Inc. (a) 2.856% 6/01/18	300,000	298,751
Michelin Luxembourg SCS (a) 2.444% 5/09/18	6,000,000	5,984,195
Molex Electronic Technologies (a) 2.705% 6/13/18	6,000,000	5,966,167
National Grid USA (a) 2.038% 4/24/18	6,000,000	5,990,367
NextEra Energy Capital Holdings, Inc. (a) 2.468% 4/13/18	3,000,000	2,997,375
Potash Corp. Sask (a) 2.807% 6/18/18	6,000,000	5,966,682
Public Sevice Enterprise Group, Inc. (a) 2.704% 6/08/18	6,000,000	5,971,352
Sempra Energy Holdings (a) 2.348% 6/13/18	6,000,000	5,969,030
Suncor Energy, Inc. (a) 1.861% 4/02/18	1,500,000	1,499,666
Telus Corp. (a) 2.755% 6/20/18	6,000,000	5,965,735
Time Warner, Inc. (a) 2.704% 6/18/18	6,000,000	5,966,682
Transcanada Pipelines Ltd. (a) 2.018% 4/12/18	6,000,000	5,995,121
Vf Corp. (a) 2.546% 5/23/18	6,000,000	5,979,329
Walgreens Boots (a) 2.154% 5/21/18	6,000,000	5,979,251
WPP CP LLC (a) 2.655% 6/14/18	4,500,000	4,476,428

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Xcel Energy, Inc. (a) 1.717% 4/23/18	$6,000,000	$5,990,796

		135,011,743

Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (h)	103,082	103,082

TOTAL SHORT-TERM INVESTMENTS (Cost $135,115,444)		135,114,825

TOTAL INVESTMENTS — 174.5% (Cost $734,857,608) (i)		736,407,747

Other Assets/ (Liabilities) — (74.5)%		(314,370,809)

NET ASSETS — 100.0%		$422,036,938

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $302,174,095 or 71.60% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $1,682,985 or 0.40% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $1,038,700 or 0.25% of net assets.
(f)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	Maturity value of $103,091. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $108,397.
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	11,240,000	USD	11,240,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$561,913	$469,353	$(92,560)
Credit Suisse International	6,310,000	USD	6,310,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	302,880	294,111	(8,769)

							864,793	763,464	(101,329)

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	22,880,000	USD	22,880,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$1,143,841	$1,189,195	$45,354
Credit Suisse International	12,590,000	USD	12,590,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	603,061	591,831	(11,230)

							1,746,902	1,781,026	34,124

							$2,611,695	$2,544,490	$(67,205)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
U.S. Treasury Long Bond	6/20/18	2	$(292,682)	$(568)
U.S. Treasury Note 10 Year	6/20/18	26	(3,133,329)	(16,327)
U.S. Treasury Ultra Long Bond	6/20/18	1	(157,466)	(3,003)
U.S. Treasury Note 2 Year	6/29/18	74	(15,729,423)	(3,671)
U.S. Treasury Note 5 Year	6/29/18	26	(2,961,895)	(14,089)

				$(37,658)

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,600,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(236,711)	$986	$(235,725)
Goldman Sachs International	USD	330,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(22,179)	(26,439)	(48,618)
Goldman Sachs International	USD	890,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(54,048)	(77,074)	(131,122)
JP Morgan Chase Bank N.A.	USD	690,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(102,505)	849	(101,656)

							$(415,443)	$(101,678)	$(517,121)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Bank of America N.A.	USD	8,600,000	2/16/19	Pay at maturity	2.195%	U.S. Consumer Price Index	$(2,063)	$-	$(2,063)
Bank of America N.A.	USD	8,700,000	10/31/19	Pay at maturity	2.090%	U.S. Consumer Price Index	58,354	-	58,354
Bank of America N.A.	USD	8,500,000	11/20/19	Pay at maturity	2.012%	U.S. Consumer Price Index	49,732	-	49,732
Bank of America N.A.	USD	8,500,000	1/11/20	Pay at maturity	2.057%	U.S. Consumer Price Index	33,078	-	33,078
Bank of America N.A.	USD	5,300,000	1/19/20	Pay at maturity	2.095%	U.S. Consumer Price Index	15,390	-	15,390
JP Morgan Chase Bank N.A.	USD	17,000,000	12/20/19	Pay at maturity	1.910%	U.S. Consumer Price Index	118,556	-	118,556

							$273,047	$-	$273,047

Collateral	for swap agreements held by Goldman Sachs International amounted to $259,520 in securities, at March 31, 2018.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

The Fund had the following open Reverse Repurchase agreements at March 31, 2018:

Description	Value	Value Including Accrued Interest
Agreement with BNP Paribas SA, dated 2/02/18, 1.720%, to be repurchased on demand until 5/03/18 at value plus accrued interest.	$73,159,625	$73,362,358
Agreement with Daiwa Securities, dated 2/06/18, 1.640%, to be repurchased on demand until 4/06/18 at value plus accrued interest.	59,567,500	59,714,036
Agreement with Goldman Sachs & Co., dated 3/08/18, 1.870%, to be repurchased on demand until 6/07/18 at value plus accrued interest.	41,279,396	41,330,857
Agreement with HSBC Bank USA Inc., dated 3/06/18, 1.830%, to be repurchased on demand until 6/06/18 at value plus accrued interest.	74,266,875	74,365,031
Agreement with HSBC Bank USA Inc., dated 3/20/18, 1.880%, to be repurchased on demand until 4/03/18 at value plus accrued interest.	16,747,375	16,757,870
Agreement with HSBC Bank USA Inc., dated 3/21/18, 1.900%, to be repurchased on demand until 4/03/18 at value plus accrued interest.	19,507,500	19,518,825
Agreement with Morgan Stanley & Co. LLC, dated 1/03/18, 1.640%, to be repurchased on demand until 4/04/18 at value plus accrued interest.	28,142,500	28,255,320

	$312,670,771	$313,304,297

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp., 3 mo. USD LIBOR + 3.165%, VRN 5.100%	95,000	$2,537,450

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,537,450

TOTAL EQUITIES (Cost $2,375,000)		2,537,450

	Principal Amount
BONDS & NOTES — 98.5%

CORPORATE DEBT — 37.0%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,205,000	1,306,981

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	350,000	431,854

Agriculture — 0.2%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,050,000	987,176
Bunge Ltd. Finance Corp. 3.500% 11/24/20	955,000	958,274
Reynolds American, Inc. 5.850% 8/15/45	760,000	889,077

		2,834,527

Airlines — 0.9%
American Airlines Group, Inc. (a) 5.500% 10/01/19	8,351,000	8,544,326
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	202,902	203,612
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,753,329	1,749,822
WestJet Airlines Ltd. (a) 3.500% 6/16/21	735,000	731,993

		11,229,753

Auto Manufacturers — 0.9%
Ford Motor Co. 5.291% 12/08/46	530,000	518,285
Ford Motor Credit Co. LLC 2.681% 1/09/20	1,340,000	1,328,728

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.470% 4/05/21	$1,325,000	$1,323,256
Ford Motor Credit Co. LLC 4.375% 8/06/23	340,000	344,926
General Motors Co. 4.200% 10/01/27	1,315,000	1,286,875
General Motors Co. 5.150% 4/01/38	800,000	797,431
General Motors Financial Co., Inc. 3.500% 11/07/24	3,200,000	3,089,380
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,042,117
Hyundai Capital America (a) 2.875% 8/09/18	800,000	799,984

		10,530,982

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	535,000	561,093

Banks — 4.3%
Associated Banc-Corp. 2.750% 11/15/19	2,805,000	2,790,929
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,034,636
Banco Santander SA 4.250% 4/11/27	1,800,000	1,792,918
Bank of America Corp. 4.183% 11/25/27	2,515,000	2,493,232
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	1,150,000	1,174,124
Bank of America Corp. 6.110% 1/29/37	1,550,000	1,864,908
Bank of America Corp. 7.750% 5/14/38	400,000	553,815
Bank of Montreal VRN (b) 3.803% 12/15/32	1,505,000	1,425,792
The Bank of Nova Scotia 4.500% 12/16/25	1,295,000	1,322,036
The Bank of Nova Scotia VRN (b) 4.650% 12/31/99	2,575,000	2,430,156
Barclays PLC 4.337% 1/10/28	1,720,000	1,705,543
Citigroup, Inc. 4.125% 7/25/28	2,975,000	2,939,990
Credit Suisse Group AG VRN (a) (b) 3.869% 1/12/29	910,000	882,075
Credit Suisse Group AG (a) 4.282% 1/09/28	1,325,000	1,328,113
Deutsche Bank AG 3.150% 1/22/21	805,000	792,998

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Republic Bank 4.375% 8/01/46	$4,360,000	$4,325,078
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,549,734
The Goldman Sachs Group, Inc. VRN (b) 3.814% 4/23/29	1,560,000	1,529,229
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,027,953
The Goldman Sachs Group, Inc. 5.950% 1/15/27	1,410,000	1,575,978
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	402,627
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	432,186
HSBC Holdings PLC 4.250% 3/14/24	1,225,000	1,231,458
JP Morgan Chase & Co. 3.625% 12/01/27	1,235,000	1,184,217
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,360,505
Morgan Stanley 4.350% 9/08/26	1,225,000	1,233,733
SVB Financial Group 3.500% 1/29/25	2,960,000	2,892,249
SVB Financial Group 5.375% 9/15/20	475,000	500,703
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	3,010,000	3,029,372
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,613,347
Wells Fargo & Co. 5.375% 11/02/43	909,000	1,003,623
Wells Fargo & Co. 5.606% 1/15/44	665,000	762,469

		52,185,726

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	3,825,000	4,125,304
Molson Coors Brewing Co. 4.200% 7/15/46	620,000	586,025

		4,711,329

Biotechnology — 0.4%
Amgen, Inc. 5.150% 11/15/41	475,000	527,969
Baxalta, Inc. 5.250% 6/23/45	885,000	966,427
Celgene Corp. 3.450% 11/15/27	1,900,000	1,801,082
Celgene Corp. 4.350% 11/15/47	1,230,000	1,170,864

		4,466,342

	Principal Amount	Value
Building Materials — 0.6%
CRH America Finance, Inc. (a) (c) 3.950% 4/04/28	$1,950,000	$1,943,871
Standard Industries, Inc. (a) 5.000% 2/15/27	3,037,000	2,947,985
Standard Industries, Inc. (a) 5.375% 11/15/24	1,636,000	1,656,450
Standard Industries, Inc. (a) 5.500% 2/15/23	1,238,000	1,281,330

		7,829,636

Chemicals — 0.4%
Ashland, Inc. 6.875% 5/15/43	302,000	326,160
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	1,160,000	1,211,177
Monsanto Co. 4.400% 7/15/44	650,000	632,186
The Mosaic Co. 3.250% 11/15/22	156,000	152,734
The Mosaic Co. 4.050% 11/15/27	1,170,000	1,141,116
RPM International, Inc. 3.750% 3/15/27	725,000	706,310
The Sherwin-Williams Co. 4.500% 6/01/47	700,000	696,793

		4,866,476

Commercial Services — 0.4%
The ADT Corp. 6.250% 10/15/21	4,613,000	4,809,052
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	154,293

		4,963,345

Computers — 1.0%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	2,975,000	2,988,456
Dell International LLC/EMC Corp. (a) 6.020% 6/15/26	487,000	524,461
DXC Technology Co. 4.750% 4/15/27	1,845,000	1,914,030
DXC Technology Co. 7.450% 10/15/29	300,000	368,995
Leidos Holdings, Inc. 4.450% 12/01/20	5,665,000	5,749,975

		11,545,917

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	2,405,000	2,338,816
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875% 1/23/28	4,660,000	4,443,000

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	$1,810,000	$1,854,043
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,080,000	2,039,452
Aircastle Ltd. 5.000% 4/01/23	1,750,000	1,804,687
Ally Financial, Inc. 3.250% 11/05/18	3,060,000	3,063,825
Ally Financial, Inc. 4.750% 9/10/18	2,165,000	2,181,670
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,080,000	2,020,880
Brookfield Finance LLC 4.000% 4/01/24	3,030,000	3,052,313
Discover Financial Services 4.100% 2/09/27	1,750,000	1,735,934
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,400,000	2,355,227
High Street Funding Trust I (a) 4.111% 2/15/28	6,150,000	6,183,142
Lazard Group LLC 3.625% 3/01/27	1,253,000	1,218,613
Lazard Group LLC 4.250% 11/14/20	3,710,000	3,813,213
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,297,508
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (a) 4.500% 3/15/27	1,150,000	1,166,923

		40,569,246

Electric — 2.3%
The Cleveland Electric Illuminating Co. (a) 3.500% 4/01/28	945,000	903,375
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,113,930
EDP Finance BV (a) 3.625% 7/15/24	2,665,000	2,621,451
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,027,347
Florida Power & Light Co. 4.950% 6/01/35	630,000	717,195
Infraestructura Energetica Nova SAB de CV (a) 3.750% 1/14/28	820,000	780,230
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,160,000	4,160,416
IPALCO Enterprises, Inc. 3.700% 9/01/24	1,060,000	1,037,827
Israel Electric Corp. Ltd. (a) 4.250% 8/14/28	1,200,000	1,175,786

	Principal Amount	Value
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	$1,250,000	$1,273,900
Majapahit Holding BV (a) 7.750% 1/20/20	1,220,000	1,308,694
Nevada Power Co., Series N 6.650% 4/01/36	550,000	735,407
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	731,113
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	624,448
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,895,099
Progress Energy, Inc. 7.000% 10/30/31	485,000	630,655
Puget Energy, Inc. 3.650% 5/15/25	2,345,000	2,325,081
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,704,283
Tri-State Pass-Through Trust, Series 2003, Class B (a) 7.144% 7/31/33	480,000	556,376
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	836,554
Xcel Energy, Inc. 6.500% 7/01/36	1,435,000	1,860,247

		28,019,414

Electronics — 0.6%
Arrow Electronics, Inc. 3.250% 9/08/24	965,000	919,882
Arrow Electronics, Inc. 3.500% 4/01/22	1,680,000	1,667,115
Arrow Electronics, Inc. 3.875% 1/12/28	985,000	954,239
Avnet, Inc. 3.750% 12/01/21	405,000	404,560
FLIR Systems, Inc. 3.125% 6/15/21	1,235,000	1,223,269
Ingram Micro, Inc. STEP 5.450% 12/15/24	1,288,000	1,246,925
Tech Data Corp. 3.700% 2/15/22	855,000	848,927
Tyco Electronics Group SA 7.125% 10/01/37	335,000	465,957

		7,730,874

Engineering & Construction — 0.4%
SBA Tower Trust (a) 3.156% 10/10/45	1,200,000	1,179,804
SBA Tower Trust (a) 2.877% 7/10/46	1,200,000	1,181,880
SBA Tower Trust (a) 3.168% 4/09/47	1,930,000	1,902,636

		4,264,320

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.1%
Kraft Heinz Foods Co. 3.000% 6/01/26	$1,915,000	$1,767,618

Gas — 0.3%
NiSource, Inc. 5.800% 2/01/42	950,000	1,109,785
Spire, Inc. 4.700% 8/15/44	1,840,000	1,982,831

		3,092,616

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	793,605

Health Care – Products — 0.4%
Abbott Laboratories 4.900% 11/30/46	755,000	827,825
Becton Dickinson & Co. 3.363% 6/06/24	1,625,000	1,564,060
Becton Dickinson & Co. 3.700% 6/06/27	1,705,000	1,646,137
Becton Dickinson & Co. 4.685% 12/15/44	825,000	830,480

		4,868,502

Health Care – Services — 0.3%
Humana, Inc. 3.950% 3/15/27	1,660,000	1,649,901
Humana, Inc. 4.800% 3/15/47	830,000	856,128
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	343,665
UnitedHealth Group, Inc. 6.875% 2/15/38	580,000	796,799

		3,646,493

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,415,425
Lennar Corp. 6.950% 6/01/18	45,000	45,225

		3,460,650

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	520,000	491,565

Insurance — 3.1%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,260,000	2,367,350
American International Group, Inc. 4.200% 4/01/28	1,525,000	1,545,504
American International Group, Inc. 4.500% 7/16/44	1,175,000	1,159,764

	Principal Amount	Value
American International Group, Inc. 4.750% 4/01/48	$505,000	$520,151
American International Group, Inc. VRN (b) 5.750% 4/01/48	1,210,000	1,225,730
AmTrust Financial Services, Inc. 6.125% 8/15/23	3,030,000	2,926,050
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,149,177
Athene Holding Ltd. 4.125% 1/12/28	3,145,000	3,017,971
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	588,709
AXIS Specialty Finance PLC 4.000% 12/06/27	1,625,000	1,567,232
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.972% 3/29/67	374,000	373,888
CNA Financial Corp. 3.450% 8/15/27	1,115,000	1,059,551
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,612,012
CNO Financial Group, Inc. 5.250% 5/30/25	2,321,000	2,309,395
Enstar Group Ltd. 4.500% 3/10/22	920,000	924,145
Reinsurance Group of America, Inc. 3.950% 9/15/26	2,260,000	2,236,900
Trinity Acquisition PLC 3.500% 9/15/21	1,540,000	1,537,926
Trinity Acquisition PLC 4.400% 3/15/26	445,000	450,924
USF&G Capital I (a) 8.500% 12/15/45	885,000	1,222,524
Voya Financial, Inc. VRN (a) (b) 4.700% 1/23/48	1,080,000	983,005
Willis North America, Inc. 7.000% 9/29/19	566,000	598,089
Willis Towers Watson PLC 5.750% 3/15/21	1,690,000	1,798,595
XLIT Ltd. 4.450% 3/31/25	1,800,000	1,811,663
XLIT Ltd. 5.750% 10/01/21	1,260,000	1,360,123
XLIT Ltd. 6.375% 11/15/24	2,590,000	2,993,084

		37,339,462

Internet — 0.5%
Amazon.com, Inc. (a) 4.050% 8/22/47	1,840,000	1,841,483
Expedia Group, Inc. 7.456% 8/15/18	2,550,000	2,592,427

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tencent Holdings Ltd. (a) 3.595% 1/19/28	$1,380,000	$1,329,188

		5,763,098

Investment Companies — 1.0%
Ares Capital Corp. 3.500% 2/10/23	3,100,000	3,011,977
Ares Capital Corp. 3.875% 1/15/20	3,090,000	3,122,158
FS Investment Corp. 4.000% 7/15/19	3,095,000	3,110,464
TCP Capital Corp. 4.125% 8/11/22	2,870,000	2,793,611

		12,038,210

Iron & Steel — 0.8%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,229,950
ArcelorMittal STEP 5.500% 8/05/20	2,034,000	2,110,275
ArcelorMittal STEP 6.500% 2/25/22	1,201,000	1,300,083
Vale Overseas Ltd. 5.875% 6/10/21	2,825,000	3,029,812
Vale Overseas Ltd. 6.875% 11/21/36	630,000	741,006

		9,411,126

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,530,000	1,526,175
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	655,164
CNH Industrial Capital LLC 3.875% 10/15/21	3,280,000	3,277,901

		5,459,240

Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	1,237,000	1,174,408
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,560,000	1,564,392
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	1,580,000	1,613,953
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,285,000	1,410,527
Comcast Corp. 3.400% 7/15/46	645,000	554,179

	Principal Amount	Value
Comcast Corp. 6.950% 8/15/37	$515,000	$691,680
Discovery Communications LLC 3.950% 3/20/28	1,550,000	1,486,828
Discovery Communications LLC 5.000% 9/20/37	995,000	991,641
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,121,376
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	78,708
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	340,322
Time Warner, Inc. 6.250% 3/29/41	210,000	245,202

		11,273,216

Mining — 0.6%
Glencore Funding LLC (a) 3.875% 10/27/27	975,000	924,846
Glencore Funding LLC (a) 4.625% 4/29/24	2,365,000	2,420,104
Kinross Gold Corp. (a) 4.500% 7/15/27	1,020,000	998,886
Kinross Gold Corp. 5.125% 9/01/21	2,225,000	2,308,660

		6,652,496

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	1,430,000	1,325,600
General Electric Corp. 6.875% 1/10/39	298,000	385,986

		1,711,586

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.625% 9/15/20	845,000	836,550
Pitney Bowes, Inc. STEP 3.625% 10/01/21	3,005,000	2,862,263

		3,698,813

Oil & Gas — 2.6%
Andeavor 3.800% 4/01/28	805,000	767,917
Andeavor 4.500% 4/01/48	510,000	477,106
Antero Resources Corp. 5.375% 11/01/21	3,409,000	3,468,657
Cenovus Energy, Inc. 3.000% 8/15/22	1,275,000	1,228,885
Cenovus Energy, Inc. 4.250% 4/15/27	1,875,000	1,827,645
Cenovus Energy, Inc. 6.750% 11/15/39	550,000	633,631

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Continental Resources, Inc. (a) 4.375% 1/15/28	$1,573,000	$1,533,675
Continental Resources, Inc. 4.500% 4/15/23	1,525,000	1,542,156
Encana Corp. 6.500% 5/15/19	805,000	834,586
Encana Corp. 6.500% 2/01/38	545,000	658,441
EQT Corp. 3.900% 10/01/27	4,085,000	3,907,922
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	935,000	970,774
Hess Corp. 4.300% 4/01/27	1,213,000	1,187,195
Marathon Petroleum Corp. 6.500% 3/01/41	1,120,000	1,367,021
Nabors Industries, Inc. 5.500% 1/15/23	1,415,000	1,383,318
Newfield Exploration Co. 5.750% 1/30/22	1,200,000	1,254,000
Patterson-UTI Energy, Inc. (a) 3.950% 2/01/28	430,000	414,204
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,175,000	1,216,125
Petroleos Mexicanos 3.500% 1/30/23	675,000	648,675
Petroleos Mexicanos 4.625% 9/21/23	575,000	576,202
Petroleos Mexicanos (a) 5.350% 2/12/28	1,165,000	1,149,156
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,238,790
Petroleos Mexicanos 6.375% 1/23/45	595,000	578,340
Petroleos Mexicanos 6.500% 3/13/27	585,000	624,780
Petroleos Mexicanos 6.625% 6/15/35	140,000	144,645
QEP Resources, Inc. 6.875% 3/01/21	1,750,000	1,855,000

		31,488,846

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,451,000	1,272,880

Packaging & Containers — 0.5%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,105,000	2,993,599
Brambles USA, Inc. (a) 4.125% 10/23/25	772,000	780,689

	Principal Amount	Value
Brambles USA, Inc. (a) 5.350% 4/01/20	$490,000	$508,997
The WestRock MWV LLC 7.550% 3/01/47	1,000,000	1,331,443

		5,614,728

Pharmaceuticals — 1.6%
AbbVie, Inc. 4.700% 5/14/45	1,060,000	1,093,092
Allergan Funding SCS 4.750% 3/15/45	1,270,000	1,245,923
CVS Health Corp. 3.125% 3/09/20	1,192,000	1,193,202
CVS Health Corp. 4.300% 3/25/28	1,028,000	1,032,380
CVS Health Corp. 5.050% 3/25/48	1,455,000	1,530,350
CVS Health Corp. 6.125% 9/15/39	560,000	664,233
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,169,259	1,284,890
CVS Pass-Through Trust (a) 7.507% 1/10/32	1,030,017	1,220,737
Express Scripts Holding Co. 4.500% 2/25/26	1,180,000	1,201,423
Express Scripts Holding Co. 4.800% 7/15/46	1,180,000	1,197,846
McKesson Corp. 4.883% 3/15/44	625,000	663,366
McKesson Corp. 6.000% 3/01/41	550,000	658,299
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,085,000	1,035,829
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	1,300,000	1,231,936
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	625,000	604,361
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	4,043,000	3,640,729
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	460,000	338,291

		19,836,887

Pipelines — 2.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	450,000	442,222
Energy Transfer Partners LP 4.200% 4/15/27	1,085,000	1,047,448

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Energy Transfer Partners LP 6.125% 12/15/45	$800,000	$830,293
Energy Transfer Partners LP VRN (b) 6.250% 12/31/99	2,370,000	2,267,794
EnLink Midstream Partners LP 4.150% 6/01/25	700,000	680,352
EnLink Midstream Partners LP 4.850% 7/15/26	951,000	960,821
Enterprise Products Operating LLC VRN (b) 5.375% 2/15/78	1,205,000	1,154,123
Kinder Morgan Energy Partners LP 6.375% 3/01/41	376,000	420,771
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	169,357
Kinder Morgan Energy Partners LP 6.550% 9/15/40	500,000	573,765
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	210,966
MPLX LP 4.500% 4/15/38	1,195,000	1,179,857
MPLX LP 4.875% 6/01/25	2,418,000	2,524,759
MPLX LP 5.200% 3/01/47	245,000	256,022
MPLX LP 5.500% 2/15/23	912,000	934,800
Phillips 66 Partners LP 3.750% 3/01/28	830,000	801,765
Phillips 66 Partners LP 4.680% 2/15/45	178,000	173,615
Plains All American Pipeline LP VRN (b) 6.125% 12/31/99	2,345,000	2,262,925
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	1,195,000	1,178,692
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,360,000	1,348,974
Plains All American Pipeline LP/PAA Finance Corp. 4.700% 6/15/44	675,000	602,647
Sabine Pass Liquefaction LLC 4.200% 3/15/28	1,585,000	1,561,948
Sabine Pass Liquefaction LLC, Series WI 5.750% 5/15/24	1,375,000	1,480,022
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,375,000	1,302,576
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	525,000	488,348

	Principal Amount	Value
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	$652,000	$683,818
Western Gas Partners LP 4.000% 7/01/22	2,044,000	2,039,293
Western Gas Partners LP 4.500% 3/01/28	655,000	656,334

		28,234,307

Private Equity — 0.2%
Hercules Capital, Inc. 4.625% 10/23/22	2,910,000	2,941,239

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp. 4.400% 2/15/26	860,000	869,060
American Tower Trust #1 (a) 3.652% 3/23/48	1,910,000	1,916,170
Crown Castle International Corp. 3.200% 9/01/24	1,605,000	1,538,862
Crown Castle International Corp. 4.000% 3/01/27	790,000	776,837
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,265,000	1,205,498
Highwoods Realty LP 7.500% 4/15/18	195,000	195,307
Host Hotels & Resorts LP 3.875% 4/01/24	1,675,000	1,654,316
Kimco Realty Corp. 3.300% 2/01/25	960,000	923,852
Mid-America Apartments LP 3.600% 6/01/27	1,115,000	1,079,183
UDR, Inc. 3.500% 7/01/27	1,435,000	1,380,601
Weingarten Realty Investors 3.250% 8/15/26	535,000	508,012

		12,047,698

Retail — 0.7%
Dollar Tree, Inc. 5.750% 3/01/23	2,945,000	3,074,065
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,620,000	2,518,475
The Home Depot, Inc. 5.950% 4/01/41	600,000	767,797
QVC, Inc. 3.125% 4/01/19	960,000	959,474
QVC, Inc. 5.125% 7/02/22	545,000	562,129
Tiffany & Co. 4.900% 10/01/44	990,000	969,208

		8,851,148

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
QUALCOMM, Inc. 4.300% 5/20/47	$1,400,000	$1,356,520

Software — 0.2%
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,284,979

Telecommunications — 1.5%
AT&T, Inc. 3.800% 3/01/24	1,230,000	1,231,947
AT&T, Inc. 4.750% 5/15/46	1,280,000	1,243,193
AT&T, Inc. 4.900% 8/14/37	850,000	854,799
AT&T, Inc. 5.250% 3/01/37	648,000	685,503
CenturyLink, Inc. 6.150% 9/15/19	560,000	575,400
Cisco Systems, Inc. 5.500% 1/15/40	345,000	432,821
Crown Castle Towers LLC (a) 3.222% 5/15/42	1,700,000	1,686,179
Embarq Corp. 7.995% 6/01/36	145,000	136,662
Ericsson LM 4.125% 5/15/22	3,075,000	3,052,919
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,125,000	1,158,750
Sprint Communications, Inc. 9.250% 4/15/22	2,550,000	2,907,000
Telefonica Emisiones SAU 4.665% 3/06/38	1,105,000	1,117,720
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	240,000	238,536
Verizon Communications, Inc. 4.862% 8/21/46	2,228,000	2,248,447
Verizon Communications, Inc. 6.550% 9/15/43	885,000	1,085,502

		18,655,378

Transportation — 0.3%
Asciano Finance Ltd. (a) 4.625% 9/23/20	610,000	624,070
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,150,000	1,150,248
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,050,000	1,127,438
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	919,659

		3,821,415

Trucking & Leasing — 0.4%
DAE Funding LLC (a) 4.000% 8/01/20	1,049,000	1,022,775

	Principal Amount	Value
Park Aerospace Holdings Ltd. (a) 4.500% 3/15/23	$1,550,000	$1,468,625
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	2,125,000	2,081,862

		4,573,262

TOTAL CORPORATE DEBT (Cost $450,798,412)		450,495,398

MUNICIPAL OBLIGATIONS — 0.7%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,309,252
New York City Water & Sewer System 5.882% 6/15/44	105,000	139,701
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,846,571
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN (b) 3.308% 12/01/31	700,000	688,114
State of California BAB 7.550% 4/01/39	120,000	182,722
State of California BAB 7.600% 11/01/40	1,115,000	1,724,838

		8,891,198

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,376,558)		8,891,198

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.2%
Automobile ABS — 1.6%
CarFinance Capital Auto Trust, Series 2014-2A, Class A (a) 1.440% 11/16/20	17,302	17,295
CPS Auto Receivables Trust , Series 2016-C, Class A (a) 1.620% 1/15/20	163,591	163,388
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	106,728	106,730
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	2,990,000	2,937,490
Hertz Vehicle Financing II LP, Series 2018-1A, Class A (a) 3.290% 2/25/24	4,900,000	4,838,372
Hertz Vehicle Financing II LP, Series 2018-1A, Class B (a) 3.600% 2/25/24	3,810,000	3,775,365
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,250,000	2,237,249

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.288% 7/15/20	$336,283	$337,629
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	4,000,000	3,947,344
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	950,000	940,451

		19,301,313

Commercial MBS — 0.9%
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN (b) 5.513% 1/12/45	727,103	725,371
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,043,127
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,406,002
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, VRN (b) 4.236% 2/10/47	1,410,000	1,476,756
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (b) 4.254% 5/10/48	1,000,000	972,041
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,018,541
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.736% 7/10/38	1,071,001	1,084,076
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	511,539
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN (b) 5.466% 6/12/47	468,899	467,829
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (a) (b) 5.200% 6/15/44	1,325,000	1,377,517
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (b) 5.477% 8/15/39	120,213	119,744

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN (b) 5.997% 6/15/45	$344,799	$346,043
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (b) 6.011% 2/15/51	779,620	787,342
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	82,890	83,415

		11,419,343

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 2.532% 11/25/35	58,020	58,066
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1 mo. USD LIBOR + .500%, FRN 2.377% 6/28/44	86,449	86,587
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.772% 2/25/35	541,680	528,676
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.592% 3/25/35	400,729	401,890

		1,075,219

Other ABS — 14.8%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 3/15/42	574,425	539,466
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	1,205,822	1,156,754
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 3.597% 1/25/35	326,543	325,435
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 3.202% 10/15/28	2,620,000	2,650,968
Alterna Funding II LLC, Series 2015-1A, Class A (a) (d) 2.500% 2/15/24	396,502	395,758

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (a) 3.205% 10/20/28	$770,000	$772,631
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	1,857,250	1,872,816
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.338% 12/15/42	961,956	968,811
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.854% 1/18/25	1,250,000	1,250,568
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 3.237% 8/05/27	3,825,000	3,831,518
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.995% 7/20/30	1,990,000	1,999,815
BCC Funding XIV LLC, Series 2018-1A, Class A1 (a) 2.200% 2/20/19	1,523,805	1,522,904
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.900% 7/15/26	2,180,000	2,180,419
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	1,605,833	1,574,646
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 3.164% 7/18/27	2,595,000	2,601,571
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,019,796	1,021,708
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	1,086,372	1,064,232
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	900,000	887,416
Capital Automotive REIT, Series 2017-1A, Class A2 (a) 4.180% 4/15/47	990,833	993,385
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (a) 3.053% 8/14/30	4,000,000	4,025,620

	Principal Amount	Value
CBAM Ltd., Series 2017-3A, Class A, FRN (a) (b) 2.599% 10/17/29	$3,510,000	$3,532,313
CIFC Funding V Ltd., Series 2017-5A, Class A1, FRN (a) (b) 2.543% 11/16/30	2,330,000	2,348,144
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,074,757	1,075,638
Clear Creek CLO Ltd., Series 2015-1A, Class AR, FRN (a) (b) 2.945% 10/20/30	2,040,000	2,053,507
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	307,393	307,411
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.332% 9/25/34	97,261	97,201
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	377,778	374,240
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	244,520	243,558
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	509,599	503,030
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	547,030	543,184
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	2,466,372	2,413,229
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	2,849,250	2,859,553
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (a) 4.118% 7/25/47	776,100	790,990
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,045,750	3,194,768
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	333,333	331,119
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	263,071	259,557
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	45,641	45,587

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	$1,604,907	$1,574,633
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	417,428	412,545
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,160,389	1,164,021
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	524,434	515,874
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	1,945,301	1,961,941
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, FRN (a) (b) 2.745% 4/20/31	3,000,000	3,007,206
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	316,667	311,725
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	906,750	903,376
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	1,699,647	1,698,333
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, FRN (a) (b) 2.724% 11/28/30	1,950,000	1,960,394
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.895% 4/25/25	1,918,345	1,918,496
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	2,653,853	2,586,239
Goodgreen Trust, Series 2017-1A, Class A (a) 3.740% 10/15/52	1,234,067	1,196,119
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 2.517% 4/25/35	89,582	90,169
Helios Issuer LLC, Series 2017-1A, Class A (a) 4.940% 9/20/49	1,663,887	1,694,042
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	259,671	259,671

	Principal Amount	Value
Hero Funding, Series 2017-3A, Class A1 (a) 3.190% 9/20/48	$1,530,143	$1,508,466
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	1,556,809	1,546,054
HERO Funding Trust, Series 2017-2A, Class A1 (a) 3.280% 9/20/48	470,680	470,002
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	1,717,138	1,691,365
HERO Funding Trust, Series 2017-2A, Class A2 (a) 4.070% 9/20/48	378,390	387,179
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	511,486	506,078
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (a) 4.300% 1/15/42	2,614,375	2,655,309
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.872% 7/15/25	773,084	773,205
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (a) 3.145% 10/20/29	3,030,000	3,064,830
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	1,270,000	1,261,029
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.697% 6/25/35	131,559	131,620
Marble Point CLO XI Ltd., Series 2017-2A, Class A, FRN (a) (b) 2.793% 12/18/30	1,200,000	1,207,477
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	348,808	349,171
Marlette Funding Trust, Series 2017-2A, Class B (a) 3.190% 7/15/24	1,000,000	996,101
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	177,651	176,717
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	931,320	927,878
Mosaic Solar Loans LLC, Series 2017-2A, Class A (a) 3.820% 9/20/42	1,084,163	1,075,151

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	$518,857	$529,350
MP CLO III Ltd., Series 2013-1A, Class AR, FRN (a) (b) 2.995% 10/20/30	1,750,000	1,762,934
MVW Owner Trust, Series 2017-1A, Class A (a) 2.420% 12/20/34	459,582	449,391
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	617,494	610,950
NP SPE II LLC, Series 2017-1A, Class A2 (a) 4.219% 10/21/47	2,260,000	2,231,238
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	3,000,000	2,986,641
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (a) 2.833% 10/16/51	10,600,000	10,268,347
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.865% 4/20/25	1,574,330	1,574,837
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	870,000	870,458
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	1,880,000	1,848,994
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	215,832	210,543
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	1,220,193	1,185,314
Orange Lake Timeshare Trust, Series 2016-A, Class B (a) 2.910% 3/08/29	1,021,832	985,813
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,400,000	1,396,733
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	266,229	263,525
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 3.225% 2/20/30	700,000	704,915
RR 3 Ltd., Series 2018-3A, Class A1R2, FRN (a) (b) 2.802% 1/15/30	2,450,000	2,461,664

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	$192,189	$191,079
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	1,269,614	1,268,042
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	6,245,518	6,235,742
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	1,912,744	1,914,104
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	2,912,983	2,914,872
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	2,363,480	2,371,687
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	997,524	996,064
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,159,879	1,158,226
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.750% 11/15/49	4,490,000	4,496,000
Steele Creek CLO Ltd., Series 2017-1A, Class A, FRN (a) (b) 2.884% 1/15/30	660,000	664,982
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	244,406	238,914
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (a) 4.190% 1/15/71	2,025,793	1,958,451
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.911% 10/17/26	2,900,000	2,900,681
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,468,750	2,482,733
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	2,473,709	2,543,797
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 3.202% 10/13/29	2,150,000	2,178,950
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 3.115% 4/20/27	1,750,000	1,750,711

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	$563,288	$556,550
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 (a) 3.736% 8/15/47	810,000	784,739
Triton Container Finance IV LLC, Series 2017-2A, Class A (a) 3.620% 8/20/42	3,252,114	3,223,881
Triton Container Finance VI LLC, Series 2017-1A, Class A (a) 3.520% 6/20/42	891,038	883,910
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN (b) 2.997% 10/25/46	1,611,945	1,599,809
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	1,722,839	1,690,363
WAVE Trust, Series 2017-1A, Class A (a) 3.844% 11/15/42	3,956,064	3,941,692
WAVE Trust, Series 2017-1A, Class C (a) 6.656% 11/15/42	2,628,624	2,681,196
Wendy’s Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	1,784,250	1,822,556
Wendy’s Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	2,145,000	2,187,864
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	637,935	635,972
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	1,366,293	1,355,315

		180,562,415

Student Loans ABS — 13.4%
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	2,950,000	2,912,078
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 3.144% 7/01/38	388,420	366,437
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1.429% 1/25/47	900,000	723,704
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + .160%, FRN 1.919% 3/28/35	1,418,198	1,402,055

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	$1,589,754	$1,565,882
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	826,392	820,409
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.531% 10/27/31	199,513	205,737
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.772% 10/25/44	4,126,209	4,128,272
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.872% 4/25/40	646,483	665,128
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	1,549,640	1,519,301
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	1,126,440	1,112,849
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.722% 10/27/36	2,237,903	2,271,558
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 12/27/66	2,821,510	2,855,643
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 3.222% 7/26/66	3,410,972	3,455,909
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $ 3,773,575), FRN (a) (b) (e) (f) 3.350% 12/01/47	3,657,520	3,628,481
Education Services of America, Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.372% 6/25/48	1,200,000	1,108,636
Education Services of America, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.372% 10/25/56	1,100,000	1,025,931
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%, FRN 5.445% 4/25/46	625,000	650,821

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 2.159% 1/01/44	$450,000	$394,795
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 3.034% 1/01/44	450,000	384,829
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 2.602% 9/27/35	443,841	442,267
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX (a) 3.020% 8/25/42	1,186,758	1,149,031
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 2/25/70	2,754,038	2,764,545
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (a) (b) 2.592% 3/25/67	4,150,000	4,156,331
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 2.622% 2/25/39	3,000,000	2,964,779
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (a) (b) 2.672% 7/26/66	2,011,447	2,024,210
Navient Student Loan Trust, Series 2018-2A, Class A3, FRN (a) (b) 2.728% 3/25/67	3,490,000	3,489,958
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 3.022% 7/26/66	4,400,000	4,519,667
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 3.122% 6/25/65	2,749,642	2,817,415
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 3.172% 3/25/66	7,050,000	7,328,242
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 10/25/58	940,000	926,532
Navient Student Loan Trust, Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.372% 6/25/65	2,370,000	2,473,486

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	$1,079,375	$1,047,766
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.865% 4/25/31	1,220,000	1,228,192
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.925% 6/25/41	824,305	755,449
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 2.251% 1/25/37	1,939,508	1,943,466
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 2.308% 3/23/37	1,084,647	1,068,740
Nelnet Student Loan Trust, Series 2005-4, Class A4A, Update Replacements.xls: 7-DAYAUCT, FRN 2.594% 3/22/32	325,000	305,577
Nelnet Student Loan Trust, Series 2018-1A, Class A2, FRN (a) (b) 2.637% 5/25/66	3,880,000	3,880,000
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800%, FRN 2.545% 7/25/36	1,600,000	1,607,612
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.822% 11/25/65	3,081,360	3,102,455
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 2.020% 7/15/36	378,000	375,407
SLM Student Loan Trust, Series 2007-1, Class A6, 3 mo. USD LIBOR + .140%, FRN 1.885% 1/27/42	550,000	531,633
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.895% 1/25/28	2,400,000	2,198,648
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.895% 4/25/40	986,269	902,073

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-10, Class A6, 3 mo. USD LIBOR + .150%, FRN 1.895% 3/25/44	$5,080,000	$4,896,388
SLM Student Loan Trust, Series 2006-2, Class A6, ABS, 3 mo. USD LIBOR + .170%, FRN 1.915% 1/25/41	3,400,000	3,338,351
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.955% 10/25/40	2,458,402	2,327,926
SLM Student Loan Trust, Series 2005-6, Class B, ABS, 3 mo. USD LIBOR + .290%, FRN 2.035% 1/25/44	2,565,067	2,444,013
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 2.295% 10/25/64	5,100,000	5,065,489
SLM Student Loan Trust, Series 2005-9, Class A7A, 3 mo. EURIBOR + .600%, FRN 2.341% 1/25/41	3,530,000	3,551,594
SLM Student Loan Trust, Series 2003-14, Class A7, 3 mo. USD LIBOR + .600%, FRN (a) 2.345% 10/25/65	15,050,000	14,993,752
SLM Student Loan Trust, Series 2005-7, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.495% 1/25/40	5,300,000	5,280,125
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.495% 10/25/40	1,056,000	1,056,362
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 6/25/43	1,420,000	1,399,689
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 4.080% 3/15/28	618,000	618,000
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 4.088% 3/15/28	247,000	247,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.490% 6/17/30	250,000	250,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 5.073% 12/15/39	$3,950,000	$3,947,472
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 5.083% 9/15/28	650,000	650,000
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	1,575,000	1,538,880
SoFi Professional Loan Program LLC, Series 2015-A, Class RC (Acquired 4/19/17, Cost $3,376,500) (a) (e) (f) 3/25/33	1,200	2,100,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1 (Acquired 7/19/17, Cost $2,653,222) (a) (e) (f) 0.000% 9/25/40	4,688,500	2,695,888
SoFi Professional Loan Program LLC, Series 2018-A, Class R1 (Acquired 1/22/18, Cost $ 2,700,288) (a) (e) (f) 0.000% 2/25/42	3,759,800	2,700,288
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B (a) 2.340% 4/25/33	1,300,000	1,267,752
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	570,000	555,395
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	1,610,000	1,576,132
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,300,000	2,275,472
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 6/25/33	1,514,884	1,536,173
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (a) (b) 3.440% 3/26/40	1,220,000	1,195,084
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.622% 8/25/36	766,358	790,135
SoFi Professional Loan Program LLC, Series 2017-C, Class C, VRN (a) (b) 4.210% 7/25/40	990,000	958,490

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program Trust, Series 2018-B, Class R1 (a) (d) (e) 0.000% 8/26/47	$3,324,300	$1,794,790
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 2.664% 1/03/33	1,800,000	1,828,229
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.164% 8/01/35	3,050,000	2,977,374
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 2.545% 10/01/46	1,700,000	1,697,598

		162,755,777

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (b) 3.800% 8/25/34	41,303	41,779
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (b) 3.718% 2/25/34	18,646	19,047
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (b) 3.887% 9/25/33	7,277	6,776
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (b) 3.596% 8/25/34	7,524	7,530
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (b) 3.333% 8/25/34	46,451	45,631
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (a) (b) 3.500% 1/25/47	3,270,465	3,187,975
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (b) 3.524% 2/25/34	3,829	3,556
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (b) 3.627% 7/25/33	3,290	3,410
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (b) 3.500% 2/25/34	224	240

	Principal Amount	Value
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $ 1,270,000), FRN (a) (b) (e) (f) 4.722% 2/25/23	$1,270,000	$1,274,797
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (b) 3.696% 3/25/34	29,513	29,901
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.683% 4/25/44	73,031	74,161

		4,694,803

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $379,579,756)		379,808,870

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,580,000	2,973,450
Mexico Government International Bond 6.750% 9/27/34	685,000	851,921
Mexico Government International Bond 4.750% 3/08/44	4,727,000	4,597,007

		8,422,378

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,257,423)		8,422,378

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.5%
Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	2,472,458	2,470,235
Series 4290, Class CA 3.500% 12/15/38	1,693,518	1,716,935
Series 2617, Class Z 5.500% 5/15/33	1,363,583	1,488,060
Series 2693, Class Z 5.500% 10/15/33	2,443,933	2,601,731
Series 3423, Class PB 5.500% 3/15/38	495,678	530,714
Series 2178, Class PB 7.000% 8/15/29	56,812	62,335

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	$1,291,513	$1,316,497
Series 2014-48, Class AB 4.000% 10/25/40	2,259,264	2,318,839
Series 2007-32, Class Z 5.500% 4/25/37	763,628	818,898
Series 2010-60, Class HJ 5.500% 5/25/40	526,824	556,385
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	658,358	701,685

		14,582,314

Pass-Through Securities — 23.5%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	16,606	16,696
Pool #J13972 3.500% 1/01/26	56,876	58,114
Pool #C91344 3.500% 11/01/30	154,693	157,907
Pool #C91424 3.500% 1/01/32	102,640	104,773
Pool #Q41916 3.500% 7/01/46	1,812,776	1,829,133
Pool #Q42045 3.500% 7/01/46	752,897	759,691
Pool #Q44275 3.500% 11/01/46	1,503,369	1,516,934
Pool #Q44277 3.500% 11/01/46	436,412	439,668
Pool #Q52216 3.500% 11/01/47	3,705,644	3,716,500
Pool #V83655 3.500% 12/01/47	11,295,068	11,328,158
Pool #V83763 3.500% 12/01/47	13,425,157	13,464,487
Pool #Q52868 3.500% 12/01/47	5,793,231	5,810,203
Pool #V83886 3.500% 1/01/48	12,243,144	12,278,055
Pool #G61307 3.500% 2/01/48	8,851,201	8,898,568
Pool #Q47742 4.000% 4/01/47	1,376,895	1,423,957
Pool #Q47730 4.000% 4/01/47	1,595,175	1,649,697
Pool #V83764 4.000% 12/01/47	10,451,907	10,756,890
Pool #V83796 4.000% 12/01/47	16,977,843	17,433,459

	Principal Amount	Value
Pool #Q52834 4.000% 12/01/47	$1,563,381	$1,605,336
Pool #C91239 4.500% 3/01/29	7,970	8,386
Pool #C91251 4.500% 6/01/29	50,206	52,826
Pool #C03537 4.500% 8/01/40	1,129,022	1,194,690
Pool #G06057 4.500% 10/01/40	1,066,324	1,127,180
Pool #G60485 4.500% 10/01/41	1,268,405	1,340,397
Pool #G60172 4.500% 9/01/43	1,382,270	1,463,964
Pool #Q48208 4.500% 5/01/47	1,142,386	1,200,443
Pool #Q48869 4.500% 6/01/47	9,848,068	10,330,085
Pool #G05253 5.000% 2/01/39	242,126	261,657
Pool #C90939 5.500% 12/01/25	30,403	33,033
Pool #D97258 5.500% 4/01/27	28,241	30,685
Pool #C91026 5.500% 4/01/27	48,447	52,639
Pool #C91074 5.500% 8/01/27	5,146	5,592
Pool #D97417 5.500% 10/01/27	11,963	12,998
Pool #C91128 5.500% 12/01/27	2,672	2,903
Pool #C91148 5.500% 1/01/28	105,749	114,899
Pool #C91176 5.500% 5/01/28	38,427	41,752
Pool #C91217 5.500% 11/01/28	14,246	15,479
Pool #C01079 7.500% 10/01/30	1,825	2,103
Pool #C01135 7.500% 2/01/31	5,692	6,549
Federal National Mortgage Association Pool #AO8180 3.000% 9/01/42	40,718	40,072
Pool #AB7397 3.000% 12/01/42	187,402	184,371
Pool #AB7401 3.000% 12/01/42	173,390	170,586
Pool #AP8668 3.000% 12/01/42	221,676	218,092
Pool #AR1975 3.000% 12/01/42	50,090	49,280

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AR0306 3.000% 1/01/43	$15,181	$14,936
Pool #AR5391 3.000% 1/01/43	121,179	119,219
Pool #AL3215 3.000% 2/01/43	164,255	161,598
Pool #AR4109 3.000% 2/01/43	150,652	148,216
Pool #AR4432 3.000% 3/01/43	63,208	62,186
Pool #AT0169 3.000% 3/01/43	271,220	266,834
Pool #AB8809 3.000% 3/01/43	91,045	89,572
Pool #MA1368 3.000% 3/01/43	298,041	293,221
Pool #AR2174 3.000% 4/01/43	314,957	309,863
Pool #725692 1 year CMT + 2.140%, FRN 3.225% 10/01/33	127,201	133,528
Pool #888586 1 year CMT + 2.210%, FRN 3.302% 10/01/34	133,723	140,629
Pool #775539 12 mo. USD LIBOR + 1.645%, FRN 3.475% 5/01/34	47,076	49,089
Pool #AS1304 3.500% 12/01/28	1,743,321	1,782,546
Pool #AV1897 3.500% 12/01/28	298,573	305,291
Pool #AV2325 3.500% 12/01/28	900,361	920,619
Pool #BF0196 3.500% 2/01/41	1,614,041	1,634,469
Pool #CA0770 3.500% 11/01/47	14,660,363	14,701,594
Pool #CA1073 3.500% 1/01/48	21,131,509	21,189,289
Pool #MA3287 3.500% 2/01/48	4,679,459	4,658,255
Pool #CA0181 4.000% 8/01/47	10,113,040	10,381,668
Pool #BH9008 4.000% 8/01/47	346,757	355,968
Pool #BH9011 4.000% 9/01/47	331,913	340,730
Pool #CA0620 4.000% 10/01/47	14,258,854	14,638,718
Pool #BF0094 4.000% 5/01/56	6,806,884	7,002,050
Pool #BF0105 4.000% 6/01/56	2,131,964	2,193,091

	Principal Amount	Value
Pool #AA3980 4.500% 4/01/28	$75,997	$81,317
Pool #AH6787 4.500% 3/01/41	1,040,367	1,101,651
Pool #AD6437 5.000% 6/01/40	600,227	648,972
Pool #AD6996 5.000% 7/01/40	3,908,351	4,221,477
Pool #AL8173 5.000% 2/01/44	1,624,094	1,753,197
Pool #AD0836 5.500% 11/01/28	93,443	101,528
Pool #575667 7.000% 3/01/31	12,557	14,502
Pool #529453 7.500% 1/01/30	2,709	3,127
Pool #531196 7.500% 2/01/30	332	381
Pool #530299 7.500% 3/01/30	373	419
Pool #536386 7.500% 4/01/30	477	549
Pool #535996 7.500% 6/01/31	7,145	8,231
Pool #523499 8.000% 11/01/29	275	319
Pool #252926 8.000% 12/01/29	236	275
Pool #532819 8.000% 3/01/30	133	156
Pool #534703 8.000% 5/01/30	2,828	3,304
Pool #253437 8.000% 9/01/30	173	202
Pool #253481 8.000% 10/01/30	99	116
Pool #190317 8.000% 8/01/31	3,681	4,305
Pool #596656 8.000% 8/01/31	1,331	1,394
Pool #602008 8.000% 8/01/31	4,346	5,057
Pool #597220 8.000% 9/01/31	3,271	3,835
Federal National Mortgage Association TBA(c) Pool #11192 4.000% 4/12/48	12,530,000	12,856,955
Government National Mortgage Association Pool #783896 3.500% 5/15/44	4,925,235	4,987,185

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BF1053 3.500% 12/15/47	$1,766,979	$1,784,787
Pool #BF1120 3.500% 1/15/48	2,442,636	2,467,254
Pool #AV1854 3.500% 1/15/48	2,019,027	2,039,375
Pool #BF1214 3.500% 2/15/48	1,797,287	1,815,400
Pool #BF1245 3.500% 2/15/48	1,822,185	1,840,550
Pool #371146 7.000% 9/15/23	167	177
Pool #352022 7.000% 11/15/23	6,093	6,624
Pool #374440 7.000% 11/15/23	439	473
Pool #491089 7.000% 12/15/28	9,281	10,308
Pool #480539 7.000% 4/15/29	439	499
Pool #478658 7.000% 5/15/29	2,247	2,578
Pool #488634 7.000% 5/15/29	2,367	2,698
Pool #500928 7.000% 5/15/29	4,427	5,065
Pool #499410 7.000% 7/15/29	1,305	1,500
Pool #510083 7.000% 7/15/29	1,214	1,383
Pool #493723 7.000% 8/15/29	2,651	3,049
Pool #516706 7.000% 8/15/29	83	86
Pool #581417 7.000% 7/15/32	12,688	14,560
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	545,231	566,530
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	499,988	519,551
Pool #008746 1 year CMT + 1.500%, FRN 3.125% 11/20/25	4,902	4,977
Pool #080136 1 year CMT + 1.500%, FRN 3.125% 11/20/27	973	991
Pool #784026 3.500% 12/20/44	1,713,149	1,733,091

	Principal Amount	Value
Pool #BC4641 3.500% 9/20/47	$2,774,320	$2,797,945
Pool #MA4778 3.500% 10/20/47	1,893,318	1,912,990
Pool #BC4885 3.500% 11/20/47	4,173,198	4,212,648
Pool #BE4328 3.500% 12/20/47	2,014,800	2,031,957
Pool #BD6940 3.500% 12/20/47	2,637,469	2,659,929
Pool #BD3899 3.500% 1/20/48	5,258,965	5,303,749
Pool #BE6487 3.500% 1/20/48	1,171,443	1,181,418
Pool #BD6461 3.500% 1/20/48	2,292,961	2,312,487
Pool #BF1119 3.500% 1/20/48	3,763,225	3,795,271
Pool #BF1269 3.500% 2/20/48	1,822,152	1,837,669
Pool #AC2985 4.000% 10/20/47	844,094	867,735
Government National Mortgage Association II TBA Pool #304 3.500% 4/19/48 (c)	6,825,000	6,890,584
Pool #1235 4.000% 4/19/48 (c)	13,750,000	14,134,571
Pool #1019 4.500% 4/19/48 (c)	4,500,000	4,680,351

		286,341,330

Whole Loans — 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1 1 mo. USD LIBOR + .800%, FRN 2.672% 3/25/29	405,746	406,296
Series 2016-HQA3, Class M2 1 mo. USD LIBOR + 1.350%, FRN 3.222% 3/25/29	790,000	800,627
Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 3.322% 7/25/28	25,007	25,023
Series 2018-HQA1, Class M2 FRN 4.154% 9/25/30 (b)	1,283,000	1,283,899
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300%, FRN 3.172% 4/25/29	2,137,709	2,154,461

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 3.222% 1/25/29	$2,284,019	$2,293,789
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450%, FRN 3.322% 1/25/29	1,611,608	1,624,203
Series 2018-C02, Class 2M2 FRN 4.072% 8/25/30 (b)	1,000,000	1,000,642

		9,588,940

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $316,567,313)		310,512,584

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds & Notes — 3.4%
U.S. Treasury Bond 2.500% 5/15/46	20,150,000	18,325,480
U.S. Treasury Bond (g) 3.500% 2/15/39	9,200,000	10,107,063
U.S. Treasury Inflation Index 0.500% 1/15/28	12,500,125	12,276,641

		40,709,184

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,802,639)		40,709,184

TOTAL BONDS & NOTES (Cost $1,204,382,101)		1,198,839,612

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $10,172,309)		9,919,960

TOTAL LONG-TERM INVESTMENTS (Cost $1,216,929,410)		1,211,297,022

SHORT-TERM INVESTMENTS — 4.2%
Commercial Paper — 4.2%
Cox Enterprises, Inc. (a) 2.282% 4/02/18	1,600,000	1,599,644
Dominion Resources, Inc. (a) 1.738% 4/09/18	3,000,000	2,998,107
Fortive Corp. (a) 2.552% 6/14/18	1,000,000	994,762
HP, Inc. (a) 2.962% 6/19/18	6,000,000	5,972,448
Hyundai Capital America (a) 2.399% 6/15/18	11,000,000	10,941,513

	Principal Amount	Value
Interpublic Group of Cos., Inc. (a) 2.494% 5/09/18	$2,000,000	$1,994,784
Molex Electronic Technologies (a) 2.705% 6/13/18	4,000,000	3,977,445
Public Service Enterprise Group, Inc. (a) 2.704% 6/08/18	4,000,000	3,980,901
Public Service Enterprise Group, Inc. (a) 2.755% 6/06/18	3,000,000	2,986,131
Telus Corp. (a) 2.755% 6/20/18	4,000,000	3,977,156
Time Warner, Inc. (a) 1.966% 4/12/18	4,700,000	4,696,178
WPP CP LLC (a) 2.655% 6/14/18	3,000,000	2,984,286
WPP CP LLC (a) 2.859% 6/14/18	4,000,000	3,979,047

		51,082,402

TOTAL SHORT-TERM INVESTMENTS (Cost $51,074,224)		51,082,402

TOTAL INVESTMENTS — 103.7% (Cost $1,268,003,634) (h)		1,262,379,424

Other Assets/ (Liabilities) — (3.7)%		(44,906,193)

NET ASSETS — 100.0%		$1,217,473,231

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $451,208,963 or 37.06% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $2,190,548 or 0.18% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $12,399,454 or 1.02% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	32,720,000	USD	32,720,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$1,635,748	$1,366,301	$(269,447)
Credit Suisse International	36,280,000	USD	36,280,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	1,741,440	1,691,024	(50,416)

							3,377,188	3,057,325	(319,863)

Put
Barclays Bank PLC	66,610,000	USD	66,610,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$3,330,035	$3,462,076	$132,041
Credit Suisse International	72,340,000	USD	72,340,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	3,465,086	3,400,559	(64,527)

							6,795,121	6,862,635	67,514

							$10,172,309	$9,919,960	$(252,349)

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	6/20/18	332	$51,790,236	$1,485,389
U.S. Treasury Note 2 Year	6/29/18	289	61,429,627	14,483
U.S. Treasury Note 5 Year	6/29/18	1,338	152,473,942	674,793

				$2,174,665

Futures Contracts — Short
U.S. Treasury Long Bond	6/20/18	117	$(16,866,150)	$(288,975)
U.S. Treasury Ultra 10 Year	6/20/18	51	(6,542,227)	(80,601)

				$(369,576)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	3,200,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(473,422)	$1,972	$(471,450)
Goldman Sachs International	USD	2,540,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(154,249)	(219,964)	(374,213)
Goldman Sachs International	USD	920,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(61,831)	(73,711)	(135,542)

							$(689,502)	$(291,703)	$(981,205)

Collateral	for swap agreements held by Goldman Sachs International amounted to $928,527 in securities at March 31, 2018.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 91.7%

CORPORATE DEBT — 46.1%
Aerospace & Defense — 0.8%
Harris Corp. 2.700% 4/27/20	$1,154,000	$1,143,844
L3 Technologies, Inc. 5.200% 10/15/19	885,000	912,279

		2,056,123

Agriculture — 0.9%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,180,000	1,184,045
Imperial Brands Finance PLC (a) 2.950% 7/21/20	1,087,000	1,079,210

		2,263,255

Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	29,513	29,616
Delta Air Lines, Inc. 3.625% 3/15/22	850,000	848,955

		878,571

Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC FRN (b) 2.835% 4/05/21	605,000	604,873
General Motors Financial Co., Inc. 3.250% 1/05/23	1,390,000	1,356,997
Hyundai Capital America (a) 2.000% 7/01/19	65,000	64,088
Hyundai Capital America (a) 2.550% 2/06/19	140,000	139,614
Hyundai Capital America (a) 3.000% 10/30/20	800,000	792,413
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	480,000	458,683

		3,416,668

Auto Parts & Equipment — 0.5%
Lear Corp. 5.375% 3/15/24	1,120,000	1,174,624

Banks — 7.9%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	1,290,000	1,285,961
Banco Santander SA 3.500% 4/11/22	1,200,000	1,194,486
Bancolombia SA 5.950% 6/03/21	345,000	365,700
Bank of America Corp. 3 mo. USD LIBOR + .930%, VRN 2.816% 7/21/23	2,450,000	2,387,698

	Principal Amount	Value
Citigroup, Inc. VRN (b) 3.142% 1/24/23	$1,245,000	$1,229,972
Discover Bank 3.350% 2/06/23	923,000	908,350
Discover Bank 4.200% 8/08/23	310,000	316,206
First Horizon National Corp. 3.500% 12/15/20	1,430,000	1,437,704
The Goldman Sachs Group, Inc. 2.875% 2/25/21	2,360,000	2,335,863
The Goldman Sachs Group, Inc. 3.200% 2/23/23	290,000	285,812
Itau Unibanco Holding SA (a) 2.850% 5/26/18	270,000	269,870
JP Morgan Chase & Co. 4.500% 1/24/22	1,090,000	1,134,033
Macquarie Bank Ltd. (a) 2.850% 1/15/21	130,000	128,487
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	1,290,000	1,249,807
Morgan Stanley 3.750% 2/25/23	1,320,000	1,333,982
Regions Bank 7.500% 5/15/18	130,000	130,723
Regions Financial Corp. 3.200% 2/08/21	1,095,000	1,092,991
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	585,000	564,453
Sumitomo Mitsui Financial Group, Inc. 2.846% 1/11/22	150,000	147,476
SVB Financial Group 5.375% 9/15/20	75,000	79,058
Synchrony Bank 3.000% 6/15/22	765,000	739,595
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	370,000	372,381

		18,990,608

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	710,000	704,439
Molson Coors Brewing Co. 2.100% 7/15/21	330,000	316,649

		1,021,088

Biotechnology — 0.7%
Baxalta, Inc. 2.000% 6/22/18	485,000	484,275
Celgene Corp. 2.875% 8/15/20	1,170,000	1,165,367

		1,649,642

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 1.2%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	$1,160,000	$1,215,606
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650%, FRN 2.554% 5/22/20	395,000	396,545
Martin Marietta Materials, Inc. FRN (b) 2.702% 12/20/19	185,000	185,282
Masco Corp. 3.500% 4/01/21	370,000	371,561
Masco Corp. 7.125% 3/15/20	65,000	69,694
Standard Industries, Inc. (a) 5.500% 2/15/23	560,000	579,600

		2,818,288

Chemicals — 1.7%
Air Liquide Finance SA (a) 1.750% 9/27/21	200,000	190,738
The Dow Chemical Co. 8.550% 5/15/19	125,000	132,677
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	902,000	941,794
LyondellBasell Industries NV 5.000% 4/15/19	565,000	573,558
LyondellBasell Industries NV 6.000% 11/15/21	500,000	539,745
RPM International, Inc. 3.450% 11/15/22	8,000	8,010
RPM International, Inc. 6.125% 10/15/19	1,078,000	1,127,694
The Sherwin-Williams Co. 2.750% 6/01/22	685,000	667,173

		4,181,389

Commercial Services — 0.3%
S&P Global, Inc. 3.300% 8/14/20	635,000	638,560

Computers — 0.9%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	430,000	431,945
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	475,000	487,240
DXC Technology Co. 2.875% 3/27/20	230,000	228,719
Leidos Holdings, Inc. 4.450% 12/01/20	1,095,000	1,111,425

		2,259,329

Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,010,000	1,034,576

	Principal Amount	Value
Aircastle Ltd. 5.000% 4/01/23	$1,310,000	$1,350,937
Ally Financial, Inc. 3.600% 5/21/18	440,000	440,000
Ally Financial, Inc. 4.750% 9/10/18	920,000	927,084
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	1,035,000	1,015,692
International Lease Finance Corp. 3.875% 4/15/18	100,000	100,018
Lazard Group LLC 4.250% 11/14/20	1,190,000	1,223,106

		6,091,413

Electric — 2.3%
Ameren Corp. 2.700% 11/15/20	555,000	549,111
Duke Energy Corp. 1.800% 9/01/21	480,000	456,889
EDP Finance BV (a) 4.125% 1/15/20	652,000	662,171
Enel Finance International NV (a) 2.875% 5/25/22	785,000	766,097
Entergy Texas, Inc. 2.550% 6/01/21	95,000	93,088
Entergy Texas, Inc. 7.125% 2/01/19	798,000	824,053
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	850,000	866,252
Majapahit Holding BV (a) 7.750% 1/20/20	330,000	353,991
Puget Energy, Inc. 6.000% 9/01/21	260,000	282,045
Puget Energy, Inc. 6.500% 12/15/20	255,000	275,059
The Southern Co. 2.350% 7/01/21	460,000	445,759

		5,574,515

Electronics — 0.3%
FLIR Systems, Inc. 3.125% 6/15/21	380,000	376,391
Tech Data Corp. 3.700% 2/15/22	240,000	238,295

		614,686

Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.168% 4/09/47	350,000	345,038

Foods — 0.9%
Danone SA (a) 2.077% 11/02/21	1,340,000	1,284,096
JBS Investments GmbH (a) 7.750% 10/28/20	200,000	206,100

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	$595,000	$567,796
Tyson Foods, Inc. 2.650% 8/15/19	60,000	59,660

		2,117,652

Health Care – Products — 1.1%
Abbott Laboratories 2.350% 11/22/19	302,000	299,397
Abbott Laboratories 2.900% 11/30/21	675,000	667,858
Becton Dickinson & Co. FRN (b) 2.944% 12/29/20	850,000	850,900
Boston Scientific Corp. 2.850% 5/15/20	255,000	253,342
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	528,000	528,000

		2,599,497

Health Care – Services — 1.1%
Cigna Corp. 4.000% 2/15/22	316,000	321,356
Cigna Corp. 4.500% 3/15/21	790,000	815,193
HCA, Inc. 3.750% 3/15/19	1,130,000	1,134,294
Laboratory Corp. of America Holdings 2.625% 2/01/20	470,000	466,293

		2,737,136

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	1,128,000	1,136,460

Insurance — 3.6%
American International Group, Inc. 3.300% 3/01/21	550,000	550,569
AmTrust Financial Services, Inc. 6.125% 8/15/23	585,000	564,930
Athene Global Funding (a) 4.000% 1/25/22	1,240,000	1,255,336
CNA Financial Corp. 5.750% 8/15/21	543,000	583,504
Enstar Group Ltd. 4.500% 3/10/22	575,000	577,591
Jackson National Life Global Funding (a) 2.500% 6/27/22	1,165,000	1,129,504
Lincoln National Corp. 4.000% 9/01/23	122,000	124,628
Lincoln National Corp. 6.250% 2/15/20	500,000	528,599
Nuveen Finance LLC (a) 2.950% 11/01/19	1,155,000	1,152,529

	Principal Amount	Value
Reinsurance Group of America, Inc. 5.000% 6/01/21	$700,000	$734,399
Trinity Acquisition PLC 3.500% 9/15/21	470,000	469,367
Unum Group 3.000% 5/15/21	135,000	133,852
Willis Towers Watson PLC 5.750% 3/15/21	370,000	393,775
XLIT Ltd. 5.750% 10/01/21	465,000	501,950

		8,700,533

Internet — 0.5%
Expedia Group, Inc. 7.456% 8/15/18	1,148,000	1,167,100

Investment Companies — 0.8%
Ares Capital Corp. 3.625% 1/19/22	30,000	29,563
Ares Capital Corp. 3.875% 1/15/20	678,000	685,056
FS Investment Corp. 4.000% 7/15/19	470,000	472,348
TCP Capital Corp. 4.125% 8/11/22	675,000	657,034

		1,844,001

Leisure Time — 0.6%
Brunswick Corp. (a) 4.625% 5/15/21	1,388,000	1,398,643

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	30,000	28,821
Marriott International, Inc. 2.875% 3/01/21	875,000	866,848

		895,669

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	353,000	352,117
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	100,025
CNH Industrial Capital LLC 3.875% 10/15/21	635,000	634,594
CNH Industrial Capital LLC 4.875% 4/01/21	115,000	118,306

		1,205,042

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	605,000	606,703
Discovery Communications LLC 2.950% 3/20/23	355,000	342,090

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sirius XM Radio, Inc. (a) 3.875% 8/01/22	$1,347,000	$1,290,426

		2,239,219

Mining — 0.9%
Anglo American Capital PLC (a) 3.750% 4/10/22	500,000	498,400
Glencore Finance Canada Ltd. STEP (a) 4.250% 10/25/22	354,000	359,124
Glencore Funding LLC (a) 3.000% 10/27/22	260,000	250,783
Kinross Gold Corp. 5.125% 9/01/21	570,000	591,432
Newcrest Finance Pty Ltd. (a) 4.200% 10/01/22	565,000	572,828

		2,272,567

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc. STEP 3.625% 10/01/21	1,490,000	1,419,225

Oil & Gas — 0.6%
Antero Resources Corp. 5.375% 11/01/21	246,000	250,305
Continental Resources, Inc. 5.000% 9/15/22	710,000	719,763
EQT Corp. 3.000% 10/01/22	565,000	548,998

		1,519,066

Packaging & Containers — 0.5%
Graphic Packaging International LLC 4.750% 4/15/21	1,094,000	1,111,832

Pharmaceuticals — 2.0%
AbbVie, Inc. 1.800% 5/14/18	945,000	944,311
CVS Health Corp. 2.125% 6/01/21	960,000	927,460
CVS Health Corp. 3.700% 3/09/23	305,000	306,656
Express Scripts Holding Co. 3.300% 2/25/21	1,195,000	1,192,826
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	235,000	226,898
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,325,000	1,193,165

		4,791,316

Pipelines — 0.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	170,000	167,062

	Principal Amount	Value
The Williams Cos., Inc. 3.700% 1/15/23	$1,270,000	$1,235,075

		1,402,137

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	1,110,000	1,121,916

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 2.250% 1/15/22	415,000	396,849
American Tower Corp. 3.000% 6/15/23	640,000	618,126
American Tower Corp. 3.300% 2/15/21	175,000	174,959
Crown Castle International Corp. 3.400% 2/15/21	714,000	716,706
Digital Realty Trust LP 3.400% 10/01/20	320,000	321,921
Healthcare Trust of America Holdings LP 2.950% 7/01/22	275,000	269,025
Highwoods Realty LP 7.500% 4/15/18	25,000	25,039
Simon Property Group LP 2.350% 1/30/22	700,000	680,548
Weyerhaeuser Co. 7.375% 10/01/19	135,000	143,625

		3,346,798

Retail — 1.1%
AutoNation, Inc. 3.350% 1/15/21	825,000	824,227
Dollar Tree, Inc. 5.750% 3/01/23	1,190,000	1,242,152
QVC, Inc. 3.125% 4/01/19	577,000	576,684

		2,643,063

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	950,000	932,184
KLA-Tencor Corp. 3.375% 11/01/19	140,000	141,050
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	770,000	777,700

		1,850,934

Telecommunications — 1.4%
Ericsson LM 4.125% 5/15/22	1,200,000	1,191,383
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,083,000	1,115,490

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Communications, Inc. 9.250% 4/15/22	$490,000	$558,600
Verizon Communications, Inc. 2.946% 3/15/22	480,000	471,931

		3,337,404

Transportation — 0.7%
Asciano Finance Ltd. (a) 5.000% 4/07/18	717,000	717,155
Ryder System, Inc. 2.250% 9/01/21	425,000	410,457
Ryder System, Inc. 2.875% 9/01/20	340,000	337,866
TTX Co. (a) 2.250% 2/01/19	300,000	298,706

		1,764,184

Trucking & Leasing — 1.8%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	1,260,000	1,259,506
DAE Funding LLC (a) 4.000% 8/01/20	205,000	199,875
GATX Corp. 2.600% 3/30/20	575,000	569,765
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	1,205,000	1,180,538
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	370,000	368,143
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	615,000	614,662
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.300% 4/01/21	150,000	150,256
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.375% 2/01/22	20,000	19,891

		4,362,636

TOTAL CORPORATE DEBT (Cost $112,537,154)		110,957,827

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN (b) 2.645% 4/26/27	58,591	58,754

TOTAL MUNICIPAL OBLIGATIONS (Cost $58,591)		58,754

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.1%
Auto Floor Plan ABS — 0.4%
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 3.222% 9/27/21	$520,000	$522,310
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2 (a) 2.190% 9/15/21	480,000	474,861

		997,171

Automobile ABS — 7.2%
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	520,000	518,496
American Credit Acceptance Receivables Trust, Series 2017-4, Class C (a) 2.940% 1/10/24	770,000	765,390
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	210,000	209,864
CarFinance Capital Auto Trust, Series 2015-1A, Class A (a) 1.750% 6/15/21	26,872	26,827
CPS Auto Receivables Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	64,098	64,097
CPS Auto Receivables Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	147,174	147,175
CPS Auto Receivables Trust, Series 2018-A, Class A (a) 2.160% 5/17/21	194,978	194,411
CPS Auto Receivables Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,150,000	1,145,153
CPS Auto Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	190,000	189,591
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	13,964	13,965
Drive Auto Receivables Trust, Series 2017-2, Class C 2.750% 9/15/23	140,000	138,974
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	270,000	269,369
DT Auto Owner Trust, Series 2018-1A, Class A (a) 2.590% 5/17/21	1,130,000	1,129,980

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DT Auto Owner Trust, Series 2018-1A, Class B (a) 3.040% 1/18/22	$290,000	$289,975
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	167,719	167,305
Enterprise Fleet Financing LLC, Series 2017-1, Class A3 (a) 2.600% 7/20/22	210,000	208,816
Exeter Automobile Receivables Trust, Series 2018-1A, Class B (a) 2.750% 4/15/22	270,000	268,013
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	260,000	259,848
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	260,000	260,311
Exeter Automobile Receivables Trust, Series 2015-2A, Class C (a) 3.900% 3/15/21	650,000	652,910
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	540,000	530,517
First Investors Auto Owner Trust, Series 2017-3A, Class B (a) 2.720% 4/17/23	340,000	333,963
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	33,814	33,745
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	48,579	48,559
Flagship Credit Auto Trust, Series 2016-4, Class B (a) 2.410% 10/15/21	910,000	901,915
Flagship Credit Auto Trust, Series 2018-1, Class A (a) 2.590% 6/15/22	779,556	779,541
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	410,000	399,899
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	125,998	126,080
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	615,000	611,999
Flagship Credit Auto Trust, Series 2017-4, Class C (a) 2.920% 11/15/23	650,000	639,576
Flagship Credit Auto Trust, Series 2018-1, Class B (a) 3.130% 1/17/23	1,250,000	1,249,734

	Principal Amount	Value
Hertz Vehicle Financing II LP, Series 2018-1A, Class B (a) 3.600% 2/25/24	$770,000	$763,000
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	250,000	249,723
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 3.477% 4/15/21	370,000	374,877
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A (a) 2.310% 12/14/21	450,000	446,739
Oscar US Funding Trust II, Series 2015-1A, Class A3 (a) 1.860% 10/15/19	158,285	157,983
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	300,000	298,300
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.288% 7/15/20	47,768	47,959
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	139,860	139,594
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	240,000	237,992
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	160,000	158,392
OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A (a) 2.910% 4/12/21	320,000	319,881
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	372,389	372,195
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	278,067	277,992
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	200,000	200,455
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	500,000	508,797
Tesla Auto Lease Trust, Series 2018-A, Class B (a) 2.750% 2/20/20	150,000	149,720

		17,279,597

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 0.7%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	$290,000	$290,727
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.736% 7/10/38	138,194	139,881
RETL, Series 2018-RVP, Class A, FRN (a) (b) 2.877% 3/15/33	650,000	653,050
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (b) 5.477% 8/15/39	24,659	24,563
VMC Finance LLC, Series 2018-FL1, Class A, FRN (a) (b) 2.597% 4/15/35	380,000	382,644
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (b) 6.011% 2/15/51	224,939	227,168

		1,718,033

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 2.532% 11/25/35	9,774	9,782
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 2.607% 8/25/35	36,440	36,780
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.772% 2/25/35	102,644	100,180
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 2.112% 10/25/34	118,779	118,595
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 2.082% 12/25/35	21,605	21,612

		286,949

Other ABS — 17.7%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 3/15/41	82,157	80,553

	Principal Amount	Value
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	$253,679	$254,699
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 3.202% 10/15/28	370,000	374,373
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (a) 3.205% 10/20/28	520,000	521,777
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	293,250	295,708
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.338% 12/15/42	197,416	198,823
Avant Loans Funding Trust, Series 2017-B, Class A (a) 2.290% 6/15/20	412,257	411,661
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.854% 1/18/25	580,000	580,263
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	23,326	23,288
BCC Funding XIV LLC, Series 2018-1A, Class A1 (a) 2.200% 2/20/19	2,149,653	2,148,383
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.900% 7/15/26	340,000	340,065
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 3.164% 7/18/27	475,000	476,203
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	260,615	261,103
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	214,103	209,739
Capital Automotive LLC, Series 2012-1A, Class A1 (a) 3.870% 4/15/47	257,617	257,247
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	71,099	71,010

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	$438,501	$438,860
CLI Funding VI LLC, Series 2017-1A, Class A (a) 3.620% 5/18/42	544,813	540,901
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.332% 9/25/34	18,605	18,593
Denali Capital CLO X LLC, Series 2013-1A, Class A1, FRN (a) (b) 2.803% 10/26/27	350,000	351,045
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	82,273	82,270
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	34,640	34,504
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	73,974	73,020
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	89,956	89,324
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	524,347	513,049
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	60,781	60,113
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	422,475	424,003
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	50,000	49,668
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.572% 7/15/23	92,075	92,782
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 6.130% 7/15/24	29,667	29,892
Elara HGV Timeshare Issuer, Series 2017-A, Class A (a) 2.690% 3/25/30	247,694	243,913
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	208,043	204,119
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, VRN (a) (b) 3.020% 2/25/27	89,573	86,964

	Principal Amount	Value
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	$111,186	$110,476
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	55,657	55,006
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	152,301	152,778
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	77,694	76,426
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	43,591	43,416
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	28,783	28,557
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, FRN (a) (b) 2.745% 4/20/31	600,000	601,441
Global SC Finance II SRL, Series 2013-1A, Class A (a) 2.980% 4/17/28	149,958	147,800
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	303,180	302,946
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.895% 4/25/25	285,087	285,110
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	486,398	474,005
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 2.517% 4/25/35	22,396	22,543
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	64,918	64,918
Hero Funding, Series 2017-3A, Class A1 (a) 3.190% 9/20/48	300,218	295,965
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	339,339	334,246
HERO Funding Trust, Series 2015-1A, Class A (a) 3.840% 9/21/40	764,571	776,896
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	115,647	113,046
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	93,529	92,540

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN (a) (b) 2.960% 12/26/28	$285,214	$278,380
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.872% 7/15/25	491,962	492,039
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (a) 3.145% 10/20/29	590,000	596,782
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	240,000	238,305
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.697% 6/25/35	20,615	20,624
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 3.225% 10/25/29	420,000	425,832
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.865% 7/20/26	280,000	280,148
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.854% 1/18/27	700,000	700,111
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a) 2.920% 12/20/29	900,000	889,218
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	400,000	405,276
Marlette Funding Trust, Series 2017-3A, Class A (a) 2.360% 12/15/24	219,145	218,383
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	227,712	227,178
Marlette Funding Trust, Series 2018-1A, Class A (a) 2.610% 3/15/28	1,142,254	1,140,588
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	361,341	361,372
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	136,439	136,581
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	105,072	104,684

	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.817% 4/25/35	$1,411	$1,412
Mosaic Solar Loans LLC, Series 2017-2A, Class D (a) 0.010% 9/20/42	250,000	225,596
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	102,406	104,477
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	87,689	86,529
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	143,564	140,918
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	60,490	59,119
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	71,252	71,190
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, FRN (a) (b) 2.972% 1/15/28	250,000	249,985
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	1,950,000	1,929,958
NP SPE II LLC, Series 2017-1A, Class A1 (a) 3.372% 10/21/47	183,351	178,810
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	700,000	696,883
OCP CLO Ltd., Series 2015-8A, Class A2AR, FRN (a) (b) 3.181% 4/17/27	650,000	649,993
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (a) 3.249% 8/15/29	590,000	598,556
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	120,000	120,063
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	350,000	344,227
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	34,533	33,687
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	204,367	198,525

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	$200,000	$199,533
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	35,497	35,137
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 2.122% 2/25/37	42,424	42,344
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 3.225% 2/20/30	700,000	704,915
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A, VRN (a) (b) 2.050% 6/20/31	110,428	109,785
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	167,818	166,786
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	343,474	337,229
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	27,456	27,297
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	71,385	70,448
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A (a) 2.430% 6/20/32	327,547	324,721
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class B (a) 2.780% 7/20/33	279,620	277,182
Sierra Timeshare Receivables Funding LLC, Series 2017-1A, Class A (a) 2.910% 3/20/34	473,087	468,416
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class B (a) 3.050% 3/22/32	418,672	417,212
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	217,366	217,097
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	1,217,347	1,215,441
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	254,171	254,352
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	613,260	613,657

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2015-2, Class A (a) 3.280% 9/15/23	$441,236	$442,047
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	472,696	474,337
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	452,787	452,142
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,460,000	1,453,527
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.530% 11/16/48	1,040,000	1,037,725
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.911% 10/17/26	800,000	800,188
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	375,250	377,375
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	7,550	7,551
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	456,404	469,335
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 3.202% 10/13/29	300,000	304,039
TLF National Tax Lien Trust, Series 2017-1A, Class A (a) 3.090% 12/15/29	563,596	562,935
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.477% 12/15/20	260,000	261,090
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 3.115% 4/20/27	950,000	950,386
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	160,939	159,014
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	669,679	707,306
Triton Container Finance IV LLC, Series 2017-2A, Class A (a) 3.620% 8/20/42	986,064	977,503

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN (b) 2.997% 10/25/46	$332,287	$329,785
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	524,601	514,713
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	94,377	92,756
Welk Resorts LLC, Series 2017-AA, Class B (a) 3.410% 6/15/33	255,255	249,511
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	87,850	87,142
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	256,180	254,122
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	177,540	177,101

		42,644,641

Student Loans ABS — 12.6%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 7/25/56	259,607	261,423
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.372% 7/25/58	140,000	124,773
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	1,250,000	1,233,931
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 3.144% 7/01/38	58,852	55,521
Brazos Student Finance Corp., Series 2003-A, Class A3, 28 day ARS, FRN 1.729% 7/01/38	200,000	196,974
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 2.210% 1/15/37	233,958	213,339
Commonbond Student Loan Trust, Series 2018-AGS, Class C (a) 3.820% 2/25/44	230,000	229,925
Commonbond Student Loan Trust, Series 2017-AGS, Class C (a) 5.280% 5/25/41	520,000	522,522

	Principal Amount	Value
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	$101,104	$93,362
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	61,414	60,841
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	63,612	62,608
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	211,967	208,784
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	102,529	102,423
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	94,657	93,899
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	700,138	695,069
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.572% 1/25/40	213,650	217,971
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.772% 10/25/44	782,557	782,948
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.872% 4/25/40	203,891	209,771
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	361,769	349,941
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	326,877	320,477
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.922% 2/26/35	226,194	235,160
ECMC Group Student Loan Trust, Series 2018-1A, Class A, FRN (a) (b) 2.533% 2/27/68	900,000	899,838
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 12/27/66	954,334	965,879
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 3.222% 7/26/66	481,127	487,465

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Edlinc Student Loan Funding, Series 2017-A, Class A, (Acquired 12/22/17, Cost $695,132), FRN (a) (b) (c) (d) 3.350% 12/01/47	$673,754	$668,404
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800%, FRN (a) 2.672% 6/25/26	457,970	458,178
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 2.159% 1/01/44	950,000	833,457
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 2.602% 9/27/35	73,973	73,711
Laurel Road Prime Student Loan Trust, Series 2017-B, Class CFX (a) 3.610% 8/25/42	380,000	367,814
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	244,466	241,142
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 (a) 2.530% 2/18/42	560,000	557,901
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (a) (b) 2.592% 3/25/67	850,000	851,297
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (a) (b) 2.672% 7/26/66	415,510	418,147
Navient Student Loan Trust, Series 2018-2A, Class A3, FRN (a) (b) 2.728% 3/25/67	540,000	539,993
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 3.022% 7/26/66	750,000	770,398
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 3.122% 6/25/65	732,153	750,199
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 3.172% 3/25/66	560,000	582,101
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	213,503	207,250
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.622% 12/26/40	296,516	297,078

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2014-6A, Class A, 1 mo. USD LIBOR + .650%, FRN (a) 2.522% 11/25/52	$346,048	$345,470
Nelnet Student Loan Trust, Series 2018-1A, Class A2, FRN (a) (b) 2.637% 5/25/66	800,000	800,000
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.121% 10/25/47	170,000	162,689
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.121% 6/25/54	130,000	121,708
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 2.645% 1/26/26	3,317	3,320
Northstar Education Finance, Inc., Series 2005-1, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.510% 10/30/45	198,587	196,998
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.822% 11/25/65	605,801	609,949
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.890% 7/15/36	2,127	2,127
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 2.039% 2/15/45	398,182	368,264
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.855% 1/26/43	120,000	115,508
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.885% 10/25/28	280,000	278,902
SLM Student Loan Trust, Series 2007-1, Class A6, 3 mo. USD LIBOR + .140%, FRN 1.885% 1/27/42	100,000	96,661
SLM Student Loan Trust, Series 2006-10, Class A6, 3 mo. USD LIBOR + .150%, FRN 1.895% 3/25/44	200,000	192,771

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.955% 10/25/40	$476,204	$450,930
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.965% 3/25/44	755,777	712,046
SLM Student Loan Trust, Series 2005-6, Class B, ABS, 3 mo. USD LIBOR + .290%, FRN 2.035% 1/25/44	648,017	617,435
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 2.041% 1/25/41	477,997	456,227
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 2.045% 7/25/25	150,000	149,441
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 2.055% 1/25/55	192,585	181,612
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 2.295% 10/25/64	850,000	844,248
SLM Student Loan Trust, Series 2005-9, Class A7A, 3 mo. EURIBOR + .600%, FRN 2.341% 1/25/41	710,000	714,343
SLM Student Loan Trust, Series 2003-14, Class A7, 3 mo. USD LIBOR + .600%, FRN (a) 2.345% 10/25/65	2,150,000	2,141,965
SLM Student Loan Trust, Series 2005-7, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.495% 1/25/40	770,000	767,112
SLM Student Loan Trust, Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 12/28/70	120,000	116,683
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.490% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.877% 9/15/34	290,000	294,910

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.927% 5/15/26	$584,020	$591,241
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 3.227% 2/17/32	144,000	147,885
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $562,750) (a) (c) (d) 0.000% 3/25/33	200	350,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1, (Acquired 7/19/17, Cost $565,900) (a) (c) (d) 0.000% 9/25/40	1,000,000	575,000
SoFi Professional Loan Program LLC, Series 2018-A, Class R1 (Acquired 1/22/18, Cost $718,200) (a) (c) (d) 0.000% 2/25/42	1,000,000	718,200
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	42,906	42,832
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	330,000	323,058
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (a) 2.822% 1/25/39	120,472	121,673
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 6/25/33	208,950	211,886
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.622% 8/25/36	210,373	216,900

		30,331,908

WL Collateral CMO — 2.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (b) 3.800% 8/25/34	7,867	7,958
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (b) 3.718% 2/25/34	3,552	3,628
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (b) 3.887% 9/25/33	1,366	1,272
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, VRN (a) (b) 3.027% 12/25/57	673,738	670,369

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (b) 3.596% 8/25/34	$1,435	$1,437
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (b) 3.333% 8/25/34	8,757	8,603
JP Morgan Mortgage Trust, Series 2018-3, Class A5, VRN (a) (b) 3.500% 4/25/48	650,000	648,176
JP Morgan Mortgage Trust, Series 2018-1, Class A5, VRN (a) (b) 3.500% 6/25/48	432,246	435,002
JP Morgan Mortgage Trust, Series 2017-6, Class A5, VRN (a) (b) 3.500% 12/25/48	605,923	608,011
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (b) 3.524% 2/25/34	720	669
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (b) 3.627% 7/25/33	624	647
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (b) 3.500% 2/25/34	43	46
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN (a) (b) 3.750% 11/25/56	368,551	372,231
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $250,000), FRN (a) (b) (c) (d) 4.722% 2/25/23	250,000	250,944
PSMC Trust, Series 2018-1, Class A3, VRN (a) (b) (c) (e) 3.500% 2/25/48	640,000	639,200
Sequoia Mortgage Trust, Series 2018-3, Class A4, VRN (a) (b) 3.500% 3/25/48	764,331	766,266
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, VRN (a) (b) 4.000% 2/25/48	430,264	434,116
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN (a) (b) 3.000% 10/25/31	874,333	840,059
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (b) 3.696% 3/25/34	5,637	5,711
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.683% 4/25/44	13,911	14,126

		5,708,471

	Principal Amount	Value
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $99,125,101)		$98,966,770

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.2%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Series 4740, Class CA 3.000% 5/15/39	$294,193	290,972
Series 4491, Class B 3.000% 8/15/40	488,801	484,850
Series 4720, Class A 3.000% 3/15/41	416,161	412,943
Federal National Mortgage Association Series 2015-80, Class CA 3.000% 4/25/40	672,511	669,113
Series 2015-63, Class KA 3.000% 1/25/41	328,104	327,106
Government National Mortgage Association (b) Series 2014-131, Class BW VRN 2.832% 5/20/41	142,829	147,930

		2,332,914

Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #C01079 7.500% 10/01/30	349	402
Pool #C01135 7.500% 2/01/31	1,073	1,235
Federal National Mortgage Association Pool #725692 1 year CMT + 2.140%, FRN 3.225% 10/01/33	24,182	25,385
Pool #888586 1 year CMT + 2.210%, FRN 3.302% 10/01/34	25,297	26,604
Pool #775539 12 mo. USD LIBOR + 1.645%, FRN 3.475% 5/01/34	8,967	9,350
Pool #575667 7.000% 3/01/31	2,392	2,762
Pool #529453 7.500% 1/01/30	516	596
Pool #531196 7.500% 2/01/30	66	76
Pool #530299 7.500% 3/01/30	70	79
Pool #536386 7.500% 4/01/30	86	99
Pool #535996 7.500% 6/01/31	1,358	1,564
Pool #523499 8.000% 11/01/29	55	64
Pool #252926 8.000% 12/01/29	36	42
Pool #532819 8.000% 3/01/30	31	37

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #534703 8.000% 5/01/30	$526	$615
Pool #253437 8.000% 9/01/30	35	41
Pool #253481 8.000% 10/01/30	15	18
Pool #190317 8.000% 8/01/31	687	804
Pool #596656 8.000% 8/01/31	258	270
Pool #602008 8.000% 8/01/31	827	962
Pool #597220 8.000% 9/01/31	636	746
Government National Mortgage Association Pool #371146 7.000% 9/15/23	102	108
Pool #352022 7.000% 11/15/23	1,227	1,334
Pool #491089 7.000% 12/15/28	1,789	1,987
Pool #478658 7.000% 5/15/29	428	491
Pool #500928 7.000% 5/15/29	820	938
Pool #499410 7.000% 7/15/29	249	286
Pool #510083 7.000% 7/15/29	231	263
Pool #493723 7.000% 8/15/29	498	573
Pool #581417 7.000% 7/15/32	2,417	2,773
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	66,089	68,670
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	78,998	82,089
Pool #008746 1 year CMT + 1.500%, FRN 3.125% 11/20/25	937	951
Pool #080136 1 year CMT + 1.500%, FRN 3.125% 11/20/27	179	182

		232,396

Whole Loans — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes (b) Series 2018-HQA1, Class M2 FRN 4.154% 9/25/30	247,000	247,173

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities (b) Series 2018-C02, Class 2M2 FRN 4.072% 8/25/30	$200,000	$200,129

		447,302

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,058,780)		3,012,612

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bonds & Notes — 3.3%
U.S. Treasury Inflation Index 0.125% 4/15/22	4,991,483	4,921,123
U.S. Treasury Note (f) 0.750% 10/31/18	1,250,000	1,241,113
U.S. Treasury Note 0.875% 7/31/19	1,800,000	1,768,939

		7,931,175

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,977,564)		7,931,175

TOTAL BONDS & NOTES (Cost $222,757,190)		220,927,138

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $2,011,623)		1,961,841

TOTAL LONG-TERM INVESTMENTS (Cost $224,768,813)		222,888,979

SHORT-TERM INVESTMENTS — 7.9%
Commercial Paper — 7.9%
Ameren Corp. 1.983% 4/04/18	2,000,000	1,999,327
Amphenol Corp. (a) 2.385% 4/09/18	2,250,000	2,248,580
Conagra Foods, Inc. (a) 2.182% 4/03/18	2,000,000	1,999,389
Dollar General Corp. (a) 2.383% 4/02/18	2,000,000	1,999,555
Fortive Corp. (a) 2.570% 4/16/18	2,250,000	2,247,608
HP, Inc. (a) 2.425% 4/11/18	2,100,000	2,098,650
Molex Electronic Technologies (a) 2.775% 6/12/18	2,436,000	2,422,475
Time Warner, Inc. (a) 2.703% 6/18/18	2,000,000	1,988,894

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Walgreens Boots 2.015% 4/09/18	$2,000,000	$1,998,738

		19,003,216

TOTAL SHORT-TERM INVESTMENTS (Cost $19,004,749)		19,003,216

TOTAL INVESTMENTS — 100.4% (Cost $243,773,562) (g)		241,892,195

Other Assets/(Liabilities) — (0.4)%		(1,083,334)

NET ASSETS — 100.0%		$240,808,861

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $130,854,938 or 54.34% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $2,562,548 or 1.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $639,200 or 0.27% of net assets.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	6,340,000	USD	6,340,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 12/15/42, Strike 2.44	$316,951	$264,741	$(52,210)
Credit Suisse International	7,310,000	USD	7,310,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 2/02/43, Strike 2.61	350,880	340,722	(10,158)

							667,831	605,463	(62,368)

Put
Barclays Bank PLC	12,910,000	USD	12,910,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 12/15/42, Strike 2.94	$645,410	$671,001	$25,591

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put (Continued)
Credit Suisse International	14,580,000	USD	14,580,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 2/02/43, Strike 3.11	$698,382	$685,377	$(13,005)

							1,343,792	1,356,378	12,586

							$2,011,623	$1,961,841	$(49,782)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Note 10 Year	6/20/18	232	$27,753,747	$350,878
U.S. Treasury Note 2 Year	6/29/18	549	116,698,552	23,995

				$374,873

Futures Contracts — Short
U.S. Treasury Ultra 10 Year	6/20/18	84	$(10,705,227)	$(202,961)
U.S. Treasury Note 5 Year	6/29/18	688	(78,380,385)	(368,740)

				$(571,701)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(60,657)	$253	$(60,404)
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(24,899)	(35,506)	(60,405)
Goldman Sachs International	USD	150,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(10,081)	(12,018)	(22,099)

							$(95,637)	$(47,271)	$(142,908)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 3.0%
Iron & Steel — 0.8%
Allegheny Technologies, Inc. (a)	42,255	$1,000,598

Mining — 2.2%
Compass Minerals International, Inc. (b)	17,790	1,072,737
Kaiser Aluminum Corp.	14,835	1,496,852

		2,569,589

		3,570,187

Communications — 5.8%
Internet — 4.9%
Etsy, Inc. (a)	48,530	1,361,752
Proofpoint, Inc. (a)	14,970	1,701,340
Q2 Holdings, Inc. (a)	25,750	1,172,913
Yelp, Inc. (a)	36,780	1,535,565

		5,771,570

Media — 0.7%
Houghton Mifflin Harcourt Co. (a)	113,750	790,562

Telecommunications — 0.2%
RigNet, Inc. (a)	17,703	240,761

		6,802,893

Consumer, Cyclical — 15.2%
Airlines — 1.3%
Spirit Airlines, Inc. (a)	39,750	1,501,755

Apparel — 1.2%
Canada Goose Holdings, Inc. (a)	41,755	1,395,452

Auto Manufacturers — 0.7%
Navistar International Corp. (a)	24,880	870,053

Auto Parts & Equipment — 2.8%
Dorman Products, Inc. (a)	18,570	1,229,520
Visteon Corp. (a)	18,450	2,033,928

		3,263,448

Retail — 8.6%
The Children’s Place, Inc.	5,690	769,573
DSW, Inc. Class A	61,250	1,375,675
Fred’s, Inc. Class A (b)	81,280	243,027
Group 1 Automotive, Inc.	29,910	1,954,319
Nu Skin Enterprises, Inc. Class A	8,080	595,577
Sonic Corp. (b)	47,500	1,198,425
Suburban Propane Partners LP (c)	66,685	1,467,737
Texas Roadhouse, Inc.	15,820	914,080
The Wendy’s Co.	87,830	1,541,416

		10,059,829

Storage & Warehousing — 0.6%
Wesco Aircraft Holdings, Inc. (a)	65,820	674,655

		17,765,192

	Number of Shares	Value
Consumer, Non-cyclical — 21.3%
Agriculture — 0.8%
Universal Corp.	18,240	$884,640

Biotechnology — 3.0%
Emergent BioSolutions, Inc. (a)	18,930	996,665
Exact Sciences Corp. (a)	16,340	658,992
Ligand Pharmaceuticals, Inc. (a)	6,190	1,022,340
Sage Therapeutics, Inc. (a)	4,846	780,545

		3,458,542

Commercial Services — 5.5%
ASGN, Inc. (a)	31,510	2,580,039
Korn/Ferry International	56,931	2,937,070
Paylocity Holding Corp. (a)	17,590	901,136

		6,418,245

Cosmetics & Personal Care — 0.7%
elf Beauty, Inc. (a) (b)	42,920	831,361

Foods — 1.0%
Hostess Brands, Inc. (a)	82,080	1,213,963

Health Care – Products — 3.7%
NuVasive, Inc. (a)	23,750	1,239,988
NxStage Medical, Inc. (a)	22,930	570,040
Quidel Corp. (a)	21,340	1,105,625
Repligen Corp. (a)	18,740	678,013
Wright Medical Group NV (a)	37,530	744,595

		4,338,261

Health Care – Services — 3.0%
Addus HomeCare Corp. (a)	12,592	612,601
Amedisys, Inc. (a)	25,260	1,524,188
American Renal Associates Holdings, Inc. (a)	16,290	307,067
Molina Healthcare, Inc. (a)	13,680	1,110,542

		3,554,398

Household Products & Wares — 1.4%
Acco Brands Corp.	130,100	1,632,755

Pharmaceuticals — 2.2%
Clovis Oncology, Inc. (a)	6,890	363,792
Galapagos NV (a) (b)	4,783	479,630
Prestige Brands Holdings, Inc. (a)	38,131	1,285,777
TherapeuticsMD, Inc. (a) (b)	96,480	469,858

		2,599,057

		24,931,222

Energy — 2.6%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a)	79,919	1,022,963

Oil & Gas — 0.7%
Matador Resources Co. (a)	29,595	885,187

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.0%
CNX Midstream Partners LP (c)	5,465	$100,501
Noble Midstream Partners LP (c)	22,065	1,028,891

		1,129,392

		3,037,542

Financial — 22.6%
Banks — 8.7%
The Bank of NT Butterfield & Son Ltd.	21,219	952,309
BankUnited, Inc.	44,119	1,763,878
Chemical Financial Corp.	22,672	1,239,705
Columbia Banking System, Inc.	20,730	869,623
Customers Bancorp, Inc. (a)	24,850	724,377
FCB Financial Holdings, Inc. Class A (a)	23,183	1,184,651
IBERIABANK Corp.	15,540	1,212,120
MB Financial, Inc.	32,810	1,328,149
Webster Financial Corp.	16,430	910,222

		10,185,034

Diversified Financial Services — 1.2%
Stifel Financial Corp.	24,480	1,449,950

Insurance — 0.5%
James River Group Holdings Ltd.	15,565	552,091

Real Estate — 1.0%
Realogy Holdings Corp.	44,150	1,204,412

Real Estate Investment Trusts (REITS) — 6.6%
Brandywine Realty Trust	94,220	1,496,214
CYS Investments, Inc.	211,670	1,422,423
DiamondRock Hospitality Co.	153,630	1,603,897
Four Corners Property Trust, Inc.	71,680	1,655,091
National Storage Affiliates Trust	61,840	1,550,947

		7,728,572

Savings & Loans — 4.6%
Beneficial Bancorp, Inc.	47,570	739,714
Berkshire Hills Bancorp, Inc.	25,370	962,791
OceanFirst Financial Corp.	46,650	1,247,887
Sterling Bancorp	55,100	1,242,505
WSFS Financial Corp.	25,700	1,231,030

		5,423,927

		26,543,986

Industrial — 11.4%
Building Materials — 2.3%
Masonite International Corp. (a)	20,133	1,235,160
Summit Materials, Inc. Class A (a)	48,029	1,454,318

		2,689,478

Electrical Components & Equipment — 1.5%
Generac Holdings, Inc. (a)	37,510	1,722,084

Engineering & Construction — 1.9%
Dycom Industries, Inc. (a)	10,840	1,166,709

	Number of Shares	Value
KBR, Inc.	68,456	$1,108,303

		2,275,012

Environmental Controls — 0.8%
Advanced Disposal Services, Inc. (a)	44,158	983,840

Machinery – Diversified — 0.7%
The Manitowoc Co., Inc. (a)	26,567	756,097

Metal Fabricate & Hardware — 1.2%
Rexnord Corp. (a)	48,060	1,426,421

Miscellaneous – Manufacturing — 0.5%
EnPro Industries, Inc.	8,230	636,837

Transportation — 1.4%
CryoPort, Inc. (a) (b)	23,390	201,154
Genesee & Wyoming, Inc. Class A (a)	20,320	1,438,453

		1,639,607

Trucking & Leasing — 1.1%
The Greenbrier Cos., Inc. (b)	25,680	1,290,420

		13,419,796

Technology — 13.3%
Computers — 3.2%
CACI International, Inc. Class A (a)	16,271	2,462,616
Teradata Corp. (a)	32,730	1,298,399

		3,761,015

Semiconductors — 3.8%
Brooks Automation, Inc.	49,420	1,338,294
MKS Instruments, Inc.	16,580	1,917,477
Semtech Corp. (a)	31,650	1,235,932

		4,491,703

Software — 6.3%
Blackline, Inc. (a)	17,830	699,114
Envestnet, Inc. (a)	18,410	1,054,893
j2 Global, Inc.	23,401	1,846,807
Pegasystems, Inc.	31,216	1,893,250
Zynga, Inc. Class A (a)	501,510	1,835,527

		7,329,591

		15,582,309

Utilities — 2.8%
Electric — 2.8%
Black Hills Corp.	31,090	1,688,187
NorthWestern Corp.	28,570	1,537,066

		3,225,253

TOTAL COMMON STOCK (Cost $92,841,375)		114,878,380

TOTAL EQUITIES (Cost $92,841,375)		114,878,380

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 4.7%
Diversified Financial Services — 4.7%
State Street Navigator Securities Lending Prime Portfolio (d)	5,470,554	$5,470,554

TOTAL MUTUAL FUNDS (Cost $5,470,554)		5,470,554

TOTAL LONG-TERM INVESTMENTS (Cost $98,311,929)		120,348,934

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (e)	$2,683,284	2,683,284

TOTAL SHORT-TERM INVESTMENTS (Cost $2,683,284)		2,683,284

TOTAL INVESTMENTS — 105.0% (Cost $100,995,213) (f)		123,032,218

Other Assets/(Liabilities) — (5.0)%		(5,828,504)

NET ASSETS — 100.0%		$117,203,714

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $5,320,421 or 4.54% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,683,505. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $2,738,198.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 10.8%
Chemicals — 9.3%
AdvanSix, Inc. (a)	9,600	$333,888
The Chemours Co.	10,379	505,561
Ingevity Corp. (a)	12,600	928,494
Rayonier Advanced Materials, Inc.	4,600	98,762
Venator Materials PLC (a)	10,800	195,372
Versum Materials, Inc.	6,800	255,884

		2,317,961

Mining — 1.5%
Alcoa Corp. (a)	8,100	364,176

		2,682,137

Communications — 11.7%
Internet — 1.7%
Liberty Expedia Holdings, Inc. Class A (a)	1,360	53,421
Zillow Group, Inc. Class C (a)	6,900	371,220

		424,641

Media — 6.7%
Cable One, Inc.	500	343,555
Liberty Broadband Corp. Class A (a)	3,500	296,800
Liberty Broadband Corp. Class C (a)	3,600	308,484
Liberty Media Corp-Liberty Formula One Class C (a)	5,300	163,505
Liberty Media Corp-Liberty SiriusXM Class A (a)	5,600	230,160
Liberty Media Corp-Liberty SiriusXM Class C (a)	5,600	228,760
News Corp. Class A	5,800	91,640

		1,662,904

Telecommunications — 3.3%
GCI Liberty, Inc. Class A (a)	3,440	181,838
Liberty Latin America Ltd. (a)	32,000	622,400

		804,238

		2,891,783

Consumer, Cyclical — 7.3%
Auto Parts & Equipment — 1.6%
Aptiv PLC	4,679	397,575

Entertainment — 3.0%
The Madison Square Garden Co. Class A (a)	3,010	739,858

Lodging — 2.2%
Hilton Grand Vacations, Inc. (a)	12,500	537,750

	Number of Shares	Value
Retail — 0.5%
J Alexander’s Holdings, Inc. (a)	11,500	$131,675

		1,806,858

Consumer, Non-cyclical — 23.7%
Commercial Services — 6.1%
PayPal Holdings, Inc. (a)	19,900	1,509,813

Foods — 2.8%
Lamb Weston Holdings, Inc.	11,733	683,095

Health Care – Products — 4.7%
Danaher Corp.	3,500	342,685
Halyard Health, Inc. (a)	6,100	281,088
Varex Imaging Corp. (a)	7,500	268,350
West Pharmaceutical Services, Inc.	3,100	273,699

		1,165,822

Household Products & Wares — 1.0%
Avery Dennison Corp.	2,400	255,000

Pharmaceuticals — 9.1%
AbbVie, Inc.	6,300	596,295
Zoetis, Inc.	19,700	1,645,147

		2,241,442

		5,855,172

Energy — 1.5%
Oil & Gas — 1.5%
Murphy USA, Inc. (a)	5,000	364,000

Financial — 7.6%
Diversified Financial Services — 4.3%
Synchrony Financial	31,800	1,066,254

Real Estate Investment Trusts (REITS) — 2.9%
Four Corners Property Trust, Inc.	10,300	237,827
Gaming and Leisure Properties, Inc.	13,900	465,233

		703,060

Savings & Loans — 0.4%
Poage Bankshares, Inc.	5,400	102,600

		1,871,914

Industrial — 25.4%
Aerospace & Defense — 2.6%
KLX, Inc. (a)	9,000	639,540

Electronics — 10.9%
Allegion PLC	8,500	724,965
Fortive Corp.	18,500	1,434,120
Keysight Technologies, Inc. (a)	10,070	527,568

		2,686,653

Engineering & Construction — 5.4%
TopBuild Corp. (a)	17,600	1,346,752

Machinery – Construction & Mining — 3.0%
Oshkosh Corp.	9,500	734,065

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.4%
TimkenSteel Corp. (a)	7,100	$107,849

Miscellaneous – Manufacturing — 3.1%
Pentair PLC	2,340	159,424
Trinseo SA	8,300	614,615

		774,039

		6,288,898

Technology — 8.5%
Computers — 8.5%
DXC Technology Co.	3,874	389,453
Hewlett Packard Enterprise Co.	81,600	1,431,264
Lumentum Holdings, Inc. (a)	4,500	287,100

		2,107,817

Utilities — 2.0%
Gas — 2.0%
ONE Gas, Inc.	7,300	481,946

TOTAL COMMON STOCK (Cost $19,946,763)		24,350,525

TOTAL EQUITIES (Cost $19,946,763)		24,350,525

TOTAL LONG-TERM INVESTMENTS (Cost $19,946,763)		24,350,525

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$396,205	396,205

TOTAL SHORT-TERM INVESTMENTS (Cost $396,205)		396,205

TOTAL INVESTMENTS — 100.1% (Cost $20,342,968) (c)		24,746,730

Other Assets/(Liabilities) — (0.1)%		(15,183)

NET ASSETS — 100.0%		$24,731,547

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $396,237. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $408,738.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.1%

COMMON STOCK — 92.8%
Bermuda — 2.4%
Credicorp Ltd.	6,400	$1,453,056
Jardine Strategic Holdings Ltd.	40,862	1,572,114

		3,025,170

Brazil — 4.5%
Atacadao Distribuicao Comercio e Industria Ltda (a)	268,100	1,218,101
B3 SA - Brasil Bolsa Balcao	297,600	2,405,896
Itau Unibanco Holding SA Sponsored ADR	50,100	781,560
Natura Cosmeticos SA	6,700	64,941
Sul America SA	33,389	221,990
Vale SA Sponsored ADR	74,420	946,622

		5,639,110

Cayman Islands — 15.8%
3SBio, Inc. (a) (b) (c)	118,000	268,075
Alibaba Group Holding Ltd. Sponsored ADR (a)	35,289	6,476,943
China Lodging Group Ltd. Sponsored ADR	15,099	1,988,689
Ctrip.com International Ltd. ADR (a)	46,350	2,160,837
Hutchison China MediTech Ltd. ADR (a) (d)	4,250	125,630
JD.com, Inc. ADR (a)	7,216	292,176
New Oriental Education & Technology Group, Inc. Sponsored ADR	10,570	926,461
Sunny Optical Technology Group Co. Ltd.	12,000	226,405
Tencent Holdings Ltd.	112,959	6,012,946
Want Want China Holdings Ltd.	513,000	415,350
Wuxi Biologics Cayman, Inc. (a) (b) (c)	24,000	233,157
ZTO Express Cayman, Inc. (d)	41,410	620,736

		19,747,405

Chile — 0.2%
Banco de Chile	1,214,636	204,772
SACI Falabella	9,745	93,432

		298,204

China — 6.1%
China International Capital Corp. Ltd. Class H (b) (c)	231,600	469,085
Dong-E-E-Jiao Co. Ltd.	14,000	136,120
Jiangsu Hengrui Medicine Co. Ltd. Class A	216,300	2,878,208
Kweichow Moutai Co. Ltd. Class A	13,131	1,452,533
Sinopharm Group Co. Ltd. Class H	526,600	2,649,045

		7,584,991

	Number of Shares	Value
Colombia — 1.0%
Grupo Aval Acciones y Valores SA	82,570	$686,157
Grupo de Inversiones Suramericana SA	38,578	515,915

		1,202,072

Egypt — 0.5%
Commercial International Bank Egypt SAE	111,796	564,896

France — 4.8%
Kering SA	6,895	3,306,117
LVMH Moet Hennessy Louis Vuitton SE	8,806	2,715,673

		6,021,790

Hong Kong — 2.7%
AIA Group Ltd.	338,400	2,888,878
Hang Lung Group Ltd.	27,000	88,515
Hong Kong Exchanges & Clearing Ltd.	11,724	385,366

		3,362,759

India — 11.5%
Apollo Hospitals Enterprise Ltd.	36,012	584,587
Biocon Ltd.	78,813	721,708
Cholamandalam Investment & Finance Co. Ltd.	21,099	476,730
Dalmia Bharat Ltd.	2,842	126,282
Dr. Reddy’s Laboratories Ltd.	16,108	514,583
Housing Development Finance Corp. Ltd.	151,733	4,256,875
Infosys Ltd.	46,628	819,612
Kotak Mahindra Bank Ltd.	173,912	2,832,750
Reliance Industries Ltd.	26,162	355,305
Tata Consultancy Services Ltd.	24,365	1,068,229
UltraTech Cement Ltd.	14,444	879,261
Zee Entertainment Enterprises Ltd.	198,981	1,777,054

		14,412,976

Indonesia — 1.6%
Astra International Tbk PT	707,500	376,880
Bank Central Asia Tbk PT	185,300	314,605
Bank Mandiri Persero Tbk PT	1,143,100	639,351
Bank Rakyat Indonesia Persero Tbk PT	798,900	209,687
Indocement Tunggal Prakarsa Tbk PT	382,000	446,557

		1,987,080

Italy — 1.2%
PRADA SpA	316,400	1,462,564

Malaysia — 0.8%
Genting Bhd	356,800	804,679
Genting Malaysia Bhd	109,300	137,619

		942,298

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 4.7%
Fomento Economico Mexicano SAB de CV	178,953	$1,643,911
Fomento Economico Mexicano SAB de CV Sponsored ADR	8,880	811,898
Grupo Aeroportuario del Sureste SAB de CV Class B	34,536	588,165
Grupo Financiero Inbursa SAB de CV Class O	612,260	1,024,061
Grupo Mexico SAB de CV Series B	452,520	1,532,456
Kimberly-Clark de Mexico SAB de CV Class A	175,892	332,490

		5,932,981

Netherlands — 0.6%
Steinhoff International Holdings NV	352,927	98,971
Yandex NV Class A (a)	15,700	619,365

		718,336

Nigeria — 0.1%
Zenith Bank PLC	1,442,015	117,521

Philippines — 3.4%
Ayala Corp.	22,430	410,095
Ayala Land, Inc.	950,500	751,032
Jollibee Foods Corp.	130,780	751,343
SM Investments Corp.	80,690	1,427,330
SM Prime Holdings, Inc.	1,428,500	926,601

		4,266,401

Portugal — 0.2%
Jeronimo Martins SGPS SA	11,602	211,585

Republic of Korea — 8.1%
Amorepacific Corp.	3,171	919,054
AMOREPACIFIC Group	1,780	230,131
Celltrion Healthcare Co. Ltd. (a)	109	11,139
Celltrion, Inc. (a)	41	12,111
Kakao Corp.	1,824	224,084
LG Household & Health Care Ltd.	1,805	2,027,163
NAVER Corp.	3,655	2,710,244
Netmarble Games Corp. (b) (c)	768	107,107
Samsung Biologics Co. Ltd. (a) (b) (c)	2,765	1,271,805
Samsung Electronics Co. Ltd.	1,120	2,610,000

		10,122,838

Russia — 6.7%
LUKOIL PJSC	3,230	223,580
LUKOIL PJSC	2,480	171,090
Magnit PJSC (a)	16,428	1,334,344
Novatek PJSC Sponsored GDR Registered (c)	27,984	3,838,746
Polyus PJSC GDR (b) (e)	7,400	287,860
Sberbank of Russia PJSC (a)	363,595	1,611,867

	Number of Shares	Value
Sberbank of Russia PJSC Sponsored ADR	47,080	$879,268

		8,346,755

South Africa — 2.8%
FirstRand Ltd. (d)	416,703	2,358,310
Shoprite Holdings Ltd.	54,544	1,164,991

		3,523,301

Spain — 0.2%
Prosegur Cash SA (b) (c)	71,472	215,136

Taiwan — 6.1%
Largan Precision Co. Ltd.	3,000	347,108
Taiwan Semiconductor Manufacturing Co. Ltd.	855,000	7,266,662

		7,613,770

Turkey — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	116,823	802,276
BIM Birlesik Magazalar AS	26,165	473,000

		1,275,276

United Arab Emirates — 1.7%
DP World Ltd.	66,805	1,505,068
Emaar Properties PJSC	384,949	609,495

		2,114,563

United Kingdom — 3.5%
Glencore PLC	730,261	3,633,636
Mediclinic International PLC (d)	88,310	745,739

		4,379,375

United States — 0.6%
MercadoLibre, Inc.	200	71,278
Snap, Inc. Class A (a)	28,990	460,071
Yum China Holdings, Inc.	6,170	256,055

		787,404

TOTAL COMMON STOCK (Cost 92,916,715)		115,876,557

PREFERRED STOCK — 1.3%
Brazil — 1.3%
Lojas Americanas SA 0.610%	277,300	1,582,436

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	403,072	46,597

TOTAL PREFERRED STOCK (Cost $1,378,605)		1,629,033

TOTAL EQUITIES (Cost $94,295,320)		117,505,590

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.7%
United States — 2.7%
State Street Navigator Securities Lending Prime Portfolio (f)	3,390,896	$3,390,896

TOTAL MUTUAL FUNDS (Cost $3,390,896)		3,390,896

RIGHTS — 0.2%
Russia — 0.2%
Moscow Exchange OAO (a)	154,792	316,790

TOTAL RIGHTS (Cost $304,008)		316,790

TOTAL LONG-TERM INVESTMENTS (Cost $97,990,224)		121,213,276

	Principal Amount
SHORT-TERM INVESTMENTS — 4.8%
Repurchase Agreement — 4.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (g)	$6,003,022	6,003,022

TOTAL SHORT-TERM INVESTMENTS (Cost $6,003,022)		6,003,022

TOTAL INVESTMENTS — 101.8% (Cost $103,993,246) (h)		127,216,298

Other Assets/(Liabilities) — (1.8)%		(2,288,068)

NET ASSETS — 100.0%		$124,928,230

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $2,852,225 or 2.28% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $6,403,111 or 5.13% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $3,233,527 or 2.59% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $287,860 or 0.23% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $6,003,516. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $6,126,777.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.4%
Discount Notes — 85.3%
Federal Farm Credit Bank 1.521% , 4/02/18, 4/02/18 (a)	$2,220,000	$2,219,722
Federal Farm Credit Bank 1.836% , 4/16/18, 4/16/18 (a)	3,000,000	3,000,251
Federal Home Loan Bank 1.561% , 4/06/18, 9/06/18 (a)	14,500,000	14,496,101
Federal Home Loan Bank 1.566% , 4/08/18, 8/08/18 (a)	8,000,000	8,000,004
Federal Home Loan Bank 1.630% , 4/11/18, 10/11/18 (a)	2,000,000	2,000,000
Federal Home Loan Bank 1.647% , 4/15/18, 11/15/18 (a)	4,000,000	4,000,314
Federal Home Loan Bank 1.692% , 4/20/18, 7/20/18 (a)	8,000,000	8,000,000
Federal Home Loan Bank 1.692% , 4/20/18, 8/20/18 (a)	5,000,000	4,999,829
Federal Home Loan Bank 1.715% , 4/18/18, 4/18/18 (a)	5,300,000	5,295,273
Federal Home Loan Bank 1.718% , 4/17/18, 7/17/19 (a)	10,000,000	10,000,097
Federal Home Loan Bank 1.725% , 4/20/18, 4/20/18 (a)	700,000	699,306
Federal Home Loan Bank 1.728% , 5/16/18, 5/16/18 (a)	790,000	788,246
Federal Home Loan Bank 1.737% , 4/18/18, 4/18/18 (a)	4,000,000	3,996,390
Federal Home Loan Bank 1.737% , 4/30/18, 4/30/18 (a)	600,000	599,116
Federal Home Loan Bank 1.742% , 4/01/18, 11/01/18 (a)	3,800,000	3,800,027
Federal Home Loan Bank 1.757% , 4/23/18, 4/23/18 (a)	2,500,000	2,497,117
Federal Home Loan Bank 1.757% , 4/27/18, 4/27/18 (a)	600,000	599,193
Federal Home Loan Bank 1.772% , 6/13/18, 6/13/18 (a)	4,000,000	3,985,500
Federal Home Loan Bank 1.775% , 4/27/18, 12/27/18 (a)	5,000,000	5,000,254
Federal Home Loan Bank 1.787% , 6/13/18, 6/13/18 (a)	5,000,000	4,981,719
Federal Home Loan Bank 1.826% , 4/23/18, 1/23/19 (a)	1,400,000	1,400,871
Federal Home Loan Bank Discount Notes 1.543% , 4/02/18, 4/02/18 (a)	1,400,000	1,399,823
Federal Home Loan Bank Discount Notes 1.543% , 4/03/18, 4/03/18 (a)	2,980,000	2,979,497

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 1.544% , 4/06/18, 4/06/18 (a)	$2,500,000	$2,499,261
Federal Home Loan Bank Discount Notes 1.554% , 4/10/18, 4/10/18 (a)	700,000	699,673
Federal Home Loan Bank Discount Notes 1.659% , 4/10/18, 4/10/18 (a)	1,900,000	1,899,051
Federal Home Loan Bank Discount Notes 1.681% , 5/04/18, 5/04/18 (a)	6,900,000	6,888,898
Federal Home Loan Bank Discount Notes 1.705% , 4/11/18, 4/11/18 (a)	600,000	599,664
Federal Home Loan Bank Discount Notes 1.725% , 4/03/18, 4/03/18 (a)	700,000	699,868
Federal Home Loan Bank Discount Notes 1.725% , 4/05/18, 4/05/18 (a)	696,000	695,803
Federal Home Loan Bank Discount Notes 1.725% , 4/06/18, 4/06/18 (a)	1,200,000	1,199,603
Federal Home Loan Bank Discount Notes 1.726% , 4/13/18, 4/13/18 (a)	3,000,000	2,998,017
Federal Home Loan Bank Discount Notes 1.726% , 4/18/18, 4/18/18 (a)	1,150,000	1,148,968
Federal Home Loan Bank Discount Notes 1.728% , 5/23/18, 5/23/18 (a)	700,000	698,215
Federal Home Loan Bank Discount Notes 1.736% , 4/13/18, 4/13/18 (a)	4,660,000	4,656,901
Federal Home Loan Bank Discount Notes 1.746% , 4/13/18, 4/13/18 (a)	800,000	799,465
Federal Home Loan Bank Discount Notes 1.751% , 4/19/18, 4/19/18 (a)	700,000	699,329
Federal Home Loan Bank Discount Notes 1.752% , 4/25/18, 4/25/18 (a)	4,000,000	3,995,017
Federal Home Loan Bank Discount Notes 1.757% , 4/24/18, 4/24/18 (a)	1,500,000	1,498,198
Federal Home Loan Mortgage Corp. 1.725% , 4/04/18, 4/04/18 (a)	2,000,000	1,999,528

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association 1.710% , 4/11/18, 4/11/18 (a)	$1,500,000	$1,499,157

		129,913,266

Repurchase Agreement — 13.1%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/29/18, 1.750%, due 4/02/18 (b)	20,000,000	20,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $149,913,266)		149,913,266

TOTAL INVESTMENTS — 98.4% (Cost $149,913,266) (c)		149,913,266

Other Assets/(Liabilities) — 1.6%		2,451,743

NET ASSETS — 100.0%		$152,365,009

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)	Maturity value of $20,003,889. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $20,401,650.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Service — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party

1	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2 as of March 31, 2018. The Equity Fund, Equity Rotation Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2018, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Asset Momentum Fund
Asset Investments
Common Stock	$16,111,894	$2,902,660	*	$-	$19,014,554
U.S. Treasury Obligations	-	3,974,282		-	3,974,282
Mutual Funds	2,723,118	-		-	2,723,118
Short-Term Investments	-	2,122,650		-	2,122,650

Total Investments	$18,835,012	$8,999,592		$-	$27,834,604

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Asset Momentum Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$86,434	$-		$86,434

Liability Derivatives
Futures Contracts	$(819,032)	$-	$-		$(819,032)

Blend Fund
Asset Investments
Common Stock	$481,008,474	$-	$-		$481,008,474
Preferred Stock	534,200	-	-		534,200
Corporate Debt	-	74,333,299	-		74,333,299
Municipal Obligations	-	1,309,216	-		1,309,216
Non-U.S. Government Agency Obligations	-	60,508,520	2,241,873	**	62,750,393
Sovereign Debt Obligations	-	1,617,629	-		1,617,629
U.S. Government Agency Obligations and Instrumentalities	-	49,937,466	-		49,937,466
U.S. Treasury Obligations	-	6,937,048	-		6,937,048
Purchased Options	-	1,622,599	-		1,622,599
Rights	-	-	6	**	6
Short-Term Investments	-	8,375,036	-		8,375,036

Total Investments	$481,542,674	$204,640,813	$2,241,879		$688,425,366

Asset Derivatives
Futures Contracts	$267,441	$-	$-		$267,441

Liability Derivatives
Futures Contracts	$(37,549)	$-	$-		$(37,549)
Swap Agreements	-	(160,588)	-		(160,588)

Total	$(37,549)	$(160,588)	$-		$(198,137)

Dynamic Bond Fund
Asset Investments
Common Stock	$9,403	$-	$-		$9,403
Corporate Debt	-	115,527,141	-		115,527,141
Municipal Obligations	-	253,018	-		253,018
Non-U.S. Government Agency Obligations	-	127,042,739	-		127,042,739
Sovereign Debt Obligations	-	8,514,534	-		8,514,534
U.S. Government Agency Obligations and Instrumentalities	-	66,100,678	-		66,100,678
U.S. Treasury Obligations	-	118,213,101	-		118,213,101
Mutual Funds	13,752,356	-	-		13,752,356
Short-Term Investments	-	8,505,340	-		8,505,340

Total Investments	$13,761,759	$444,156,551	$-		$457,918,310

High Yield Fund
Asset Investments
Preferred Stock	$-	$1,144,535	$-		$1,144,535
Bank Loans (Less Unfunded Loan Commitments)	-	4,475,973	-		4,475,973
Corporate Debt	-	120,209,452	-		120,209,452
Short-Term Investments	-	2,999,332	-		2,999,332
Unfunded Loan Commitments***	-	-	(4,050	)**	(4,050)

Total Investments	$-	$128,829,292	$(4,050)		$128,825,242

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$6,266,595	$-		$6,266,595
Municipal Obligations	-	139,154	-		139,154
Non-U.S. Government Agency Obligations	-	195,718,624	2,721,685	**	198,440,309
U.S. Government Agency Obligations and Instrumentalities	-	6,336,532	-		6,336,532
U.S. Treasury Obligations	-	387,565,842	-		387,565,842
Purchased Options	-	2,544,490	-		2,544,490
Short-Term Investments	-	135,114,825	-		135,114,825

Total Investments	$-	$733,686,062	$2,721,685		$736,407,747

Asset Derivatives
Swap Agreements	$-	$275,110	$-		$275,110

Liability Derivatives
Futures Contracts	$(37,658)	$-	$-		$(37,658)
Swap Agreements	-	(519,184)	-		(519,184)

Total	$(37,658)	$(519,184)	$-		$(556,842)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,537,450	$-	$-		$2,537,450
Corporate Debt	-	450,495,398	-		450,495,398
Municipal Obligations	-	8,891,198	-		8,891,198
Non-U.S. Government Agency Obligations	-	365,614,626	14,194,244	**	379,808,870
Sovereign Debt Obligations	-	8,422,378	-		8,422,378
U.S. Government Agency Obligations and Instrumentalities	-	310,512,584	-		310,512,584
U.S. Treasury Obligations	-	40,709,184	-		40,709,184
Purchased Options	-	9,919,960	-		9,919,960
Short-Term Investments	-	51,082,402	-		51,082,402

Total Investments	$2,537,450	$1,245,647,730	$14,194,244		$1,262,379,424

Asset Derivatives
Futures Contracts	$2,174,665	$-	$-		$2,174,665

Liability Derivatives
Futures Contracts	$(369,576)	$-	$-		$(369,576)
Swap Agreements	-	(981,205)	-		(981,205)

Total	$(369,576)	$(981,205)	$-		$(1,350,781)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$110,957,827	$-		$110,957,827
Municipal Obligations	-	58,754	-		58,754
Non-U.S. Government Agency Obligations	-	95,765,022	3,201,748	**	98,966,770
U.S. Government Agency Obligations and Instrumentalities	-	3,012,612	-		3,012,612
U.S. Treasury Obligations	-	7,931,175	-		7,931,175
Purchased Options	-	1,961,841	-		1,961,841
Short-Term Investments	-	19,003,216	-		19,003,216

Total Investments	$-	$238,690,447	$3,201,748		$241,892,195

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Short-Duration Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$374,873	$-	$-	$374,873

Liability Derivatives
Futures Contracts	$(571,701)	$-	$-	$(571,701)
Swap Agreements	-	(142,908)	-	(142,908)

Total	$(571,701)	$(142,908)	$-	$(714,609)

Small Cap Equity Fund
Asset Investments
Common Stock	$114,398,750	$479,630 *	$-	$114,878,380
Mutual Funds	5,470,554	-	-	5,470,554
Short-Term Investments	-	2,683,284	-	2,683,284

Total Investments	$119,869,304	$3,162,914	$-	$123,032,218

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$1,453,056	$1,572,114	$-	$3,025,170
Brazil	5,639,110	-	-	5,639,110
Cayman Islands	12,591,472	7,155,933	-	19,747,405
Chile	298,204	-	-	298,204
China	-	7,584,991	-	7,584,991
Colombia	686,157	515,915	-	1,202,072
Egypt	-	564,896	-	564,896
France	-	6,021,790	-	6,021,790
Hong Kong	-	3,362,759	-	3,362,759
India	-	14,412,976	-	14,412,976
Indonesia	-	1,987,080	-	1,987,080
Italy	-	1,462,564	-	1,462,564
Malaysia	-	942,298	-	942,298
Mexico	811,898	5,121,083	-	5,932,981
Netherlands	619,365	98,971	-	718,336
Nigeria	-	117,521	-	117,521
Philippines	-	4,266,401	-	4,266,401
Portugal	-	211,585	-	211,585
Republic of Korea	-	10,122,838	-	10,122,838
Russia	-	8,346,755	-	8,346,755
South Africa	-	3,523,301	-	3,523,301
Spain	-	215,136	-	215,136
Taiwan	-	7,613,770	-	7,613,770
Turkey	-	1,275,276	-	1,275,276
United Arab Emirates	-	2,114,563	-	2,114,563
United Kingdom	-	4,379,375	-	4,379,375
United States	787,404	-	-	787,404
Preferred Stock
Brazil	1,582,436	-	-	1,582,436
India	46,597	-	-	46,597

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Mutual Funds	$3,390,896	$-	$-	$3,390,896
Rights	-	316,790	-	316,790
Short-Term Investments	-	6,003,022	-	6,003,022

Total Investments	$27,906,595	$99,309,703	$-	$127,216,298

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.
***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The Funds, with the exception of the Blend Fund and Strategic Emerging Markets Fund, had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2018. The Blend Fund had transfers between Level 2 and Level 3 of the fair value hierarchy during the period ended March 31, 2018; however, none of the transfers individually or collectively had a material impact on the Fund. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Strategic Emerging Markets Fund	$2,771,659	$4,583,400	$(4,583,400)	$(2,771,659)

*	Transfers occurred between Level 1 and Level 2 as inputs were more/less observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2018, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short- Duration Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short- Duration Bond Fund
Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

Options (Purchased)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Directional Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2018, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts	$-	$-	$86,434	$-	$86,434

Liability Derivatives
Futures Contracts	$-	$(819,032)	$-	$-	$(819,032)

Blend Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,622,599	$1,622,599
Futures Contracts	-	-	-	267,441	267,441

Total Value	$-	$-	$-	$1,890,040	$1,890,040

Liability Derivatives
Futures Contracts	$-	$-	$-	$(37,549)	$(37,549)
Swap Agreements	(160,588)	-	-	-	(160,588)

Total Value	$(160,588)	$-	$-	$(37,549)	$(198,137)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,544,490	$2,544,490
Swap Agreements	-	-	-	275,110	275,110

Total Value	$-	$-	$-	$2,819,600	$2,819,600

Liability Derivatives
Futures Contracts	$-	$-	$-	$(37,658)	$(37,658)
Swap Agreements	(517,121)	-	-	(2,063)	(519,184)

Total Value	$(517,121)	$-	$-	$(39,721)	$(556,842)

Managed Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$9,919,960	$9,919,960
Futures Contracts	-	-	-	2,174,665	2,174,665

Total Value	$-	$-	$-	$12,094,625	$12,094,625

Liability Derivatives
Futures Contracts	$-	$-	$-	$(369,576)	$(369,576)
Swap Agreements	(981,205)	-	-	-	(981,205)

Total Value	$(981,205)	$-	$-	$(369,576)	$(1,350,781)

Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,961,841	$1,961,841
Futures Contracts	-	-	-	374,873	374,873

Total Value	$-	$-	$-	$2,336,714	$2,336,714

Liability Derivatives
Futures Contracts	$-	$-	$-	$(571,701)	$(571,701)
Swap Agreements	(142,908)	-	-	-	(142,908)

Total Value	$(142,908)	$-	$-	$(571,701)	$(714,609)

At March 31, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Asset Momentum Fund	178	$2,842,218	$-	$-
Blend Fund	329	-	1,090,000	34,020,000
Inflation-Protected and Income Fund	129	-	60,110,000	53,020,000
Managed Bond Fund	2,127	-	6,660,000	207,950,000
Short-Duration Bond Fund	1,553	-	970,000	41,140,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, at March 31, 2018.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the

Notes to Portfolio of Investments (Unaudited) (Continued)

Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its

Notes to Portfolio of Investments (Unaudited) (Continued)

position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market

Notes to Portfolio of Investments (Unaudited) (Continued)

rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

The High Yield Fund entered into certain loan agreements which are unfunded. The High Yield Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the High Yield Fund’s Portfolio of Investments. At March 31, 2018, the High Yield Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Open reverse repurchase transactions outstanding at March 31, 2018, if any, are listed in each applicable Fund’s Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2018, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $321,272,806. The maximum balance outstanding for the Inflation-Protected and Income Fund was $349,736,919 during the period ended March 31, 2018. The weighted average maturity was 32 days, at a weighted average interest rate of 1.601%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

The Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund taken at current value, and 33% of the total assets of the Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the Agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2018.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$26,237,147	$2,408,591	$(811,134)	$1,597,457
Blend Fund	543,507,713	154,009,175	(9,091,522)	144,917,653
Dynamic Bond Fund	465,150,847	4,411,453	(11,643,990)	(7,232,537)
Equity Fund	705,653,243	158,290,637	(20,488,167)	137,802,470
Equity Rotation Fund	25,747,265	5,799,732	(538,338)	5,261,394
High Yield Fund	132,199,153	3,599,366	(6,973,277)	(3,373,911)
Inflation-Protected and Income Fund	734,857,608	6,681,364	(5,131,225)	1,550,139
Managed Bond Fund	1,268,003,634	14,337,084	(19,961,294)	(5,624,210)
Short-Duration Bond Fund	243,773,562	1,618,234	(3,499,601)	(1,881,367)
Small Cap Equity Fund	100,995,213	26,004,023	(3,967,018)	22,037,005
Special Situations Fund	20,342,968	4,728,047	(324,285)	4,403,762
Strategic Emerging Markets Fund	103,993,246	27,839,401	(4,616,349)	23,223,052

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2018, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	5/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	5/24/2018

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date	5/24/2018